UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-09102
Name of Fund:
iShares, Inc.
Fund Address:  c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105
Name and address of agent for service:  The Corporation Trust Incorporated, 2405 York Road, Suite 201, Lutherville-Timonium, Maryland 21093

Registrant's telephone number, including area code:
(415) 670-2000
Date of fiscal year end:
10/31/2024
Date of reporting period:
10/31/2024
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares International High Yield Bond ETF
HYXU | Cboe BZX Exchange
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares International High Yield Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International High Yield Bond ETF	$43	0.40%
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 15.56%.
  For the same period, the iBoxx Global Government Overall USD Hedged Index returned 8.84 and the Markit iBoxx® Global Developed Markets ex-US High Yield Index returned 15.52%.
What contributed to performance?
Bond returns were supported during the reporting period by an environment of slowing pricing pressures. Amid worries about growth prospects, the European Central Bank cut rates three times, while the United States economy stayed strong, prompting the U.S. Federal Reserve Bank to wait until September before decreasing short-term interest rates for the first since 2020. In contrast, Japan ended its negative interest rate regime and raised rates. Positive returns were registered by all countries represented in the Fund. UK bonds, particularly the industrial sector, led contributors for the Fund. Italian bonds also contributed to performance, particularly in the banking industry, benefiting from the economic and fiscal strategy navigated by the new Italian government. By credit rating, bonds rated Ba and B by Moody’s were the largest contributors.
What detracted from performance?
During the reporting period there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 1, 2014 through October 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	15.56%	2.02%	1.70%
iBoxx Global Government Index	6.24	(2.06)	(0.21)
Markit iBoxx® Global Developed Markets ex-US High Yield Index	15.52	2.24	1.96
Key Fund statistics
Net Assets	$51,198,963
Number of Portfolio Holdings	405
Net Investment Advisory Fees	$196,972
Portfolio Turnover Rate	46%
The Fund has added the iBoxx Global Government Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	6.6%
Ba	45.7%
B	27.7%
Caa	4.7%
Ca	1.0%
Not Rated	14.3%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
France	16.7%
Italy	15.1%
United Kingdom	13.1%
United States	12.2%
Germany	10.3%
Spain	4.5%
Luxembourg	4.3%
Greece	4.2%
Sweden	3.2%
Netherlands	3.2%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Markit Indices Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares International High Yield Bond ETF
Annual Shareholder Report — October 31, 2024
HYXU-10/24-AR

iShares J.P. Morgan EM Corporate Bond ETF
CEMB | Cboe BZX Exchange
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares J.P. Morgan EM Corporate Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares J.P. Morgan EM Corporate Bond ETF	$54	0.50%
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 14.50%.
  For the same period, the JPM Emerging Market Bond Index returned 14.94% and the J.P. Morgan CEMBI Broad Diversified Core Index returned 14.99%.
What contributed to performance?
Emerging market bonds delivered strong returns during the reporting period as expectations of interest rate cuts and then a cut by the U.S. Federal Reserve in September helped these bonds move higher. In addition, emerging market economies benefited from steady growth and from already being in the advanced stages of their easing cycles. In this landscape, the Fund’s allocation to financial bonds contributed to the Fund’s return during the reporting period. Industrials, specifically the basic and communications sectors, also contributed to performance. At the issuer level, Hong Kong industrial bonds were meaningful contributors. From a quality perspective, bonds on the lower end of the investment grade spectrum (rated Baa by Moody’s) benefited performance, followed by the highest rated high yield bonds, rated Ba.
What detracted from performance?
During the reporting period there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 1, 2014 through October 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	14.50%	1.74%	3.10%
JPM Emerging Market Bond Index	14.94	3.99	3.40
J.P. Morgan CEMBI Broad Diversified Core Index	14.99	2.02	3.56
Key Fund statistics
Net Assets	$444,432,505
Number of Portfolio Holdings	1,085
Net Investment Advisory Fees	$2,113,528
Portfolio Turnover Rate	30%
The Fund has added the JPM Emerging Market Bond Index in response to new regulatory requirements.
The performance of the J.P. Morgan CEMBI Broad Diversified Core Index in this report reflects the performance of the Morningstar® Emerging Markets Corporate Bond IndexSM through May 31, 2017 and, beginning on June 1, 2017, the performance of the J.P. Morgan CEMBI Broad Diversified Core Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	0.4%
Aa	7.8%
A	17.9%
Baa	30.9%
Ba	14.8%
B	7.1%
Caa	1.6%
C	0.9%
Not Rated	18.6%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	9.4%
Brazil	5.3%
United Arab Emirates	5.2%
Saudi Arabia	4.8%
Mexico	4.8%
South Korea	4.6%
India	4.6%
Turkey	4.3%
Chile	4.1%
Hong Kong	3.9%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by JPMorgan Chase & Co., Morningstar Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares J.P. Morgan EM Corporate Bond ETF
Annual Shareholder Report — October 31, 2024
CEMB-10/24-AR

iShares J.P. Morgan EM High Yield Bond ETF
EMHY | Cboe BZX Exchange
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares J.P. Morgan EM High Yield Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares J.P. Morgan EM High Yield Bond ETF	$56	0.50%
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 22.87%.
  For the same period, the JPM Emerging Market Bond Index returned 14.94% and the J.P. Morgan USD Emerging Markets High Yield Bond Index returned 23.46%.
What contributed to performance?
Emerging market bonds delivered strong returns during the reporting period, as expectations of interest rate cuts and then a cut by the U.S. Federal Reserve in September helped these bonds move higher. In addition, emerging market economies benefited from steady growth and from already being in the advanced stages of their easing cycles. Both government and corporate bonds contributed to performance, with government debt, particularly sovereign issues, providing the bulk of outperformance. Within corporate bonds, financial issues benefited performance. From a quality perspective, issues rated B and Ba by Moody’s contributed the most to the Fund’s return.
What detracted from performance?
During the reporting period there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 1, 2014 through October 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	22.87%	2.54%	3.53%
JPM Emerging Market Bond Index	14.94	3.99	3.40
J.P. Morgan USD Emerging Markets High Yield Bond Index	23.46	2.96	3.84
Key Fund statistics
Net Assets	$457,667,766
Number of Portfolio Holdings	670
Net Investment Advisory Fees	$1,902,829
Portfolio Turnover Rate	22%
The Fund has added the JPM Emerging Market Bond Index in response to new regulatory requirements.
The performance of the J.P. Morgan USD Emerging Markets High Yield Bond Index in this report reflects the performance of the Morningstar® Emerging Markets High Yield Bond IndexSM through March 1, 2020 which terminated on April 1, 2020 and, beginning on March 2, 2020, the performance of the J.P. Morgan USD Emerging Markets High Yield Bond Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	0.7%
Aa	0.5%
A	0.2%
Baa	8.0%
Ba	35.1%
B	25.8%
Caa	9.1%
Ca	0.8%
C	0.7%
Not Rated	19.1%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Turkey	13.5%
Brazil	12.9%
Mexico	8.2%
Colombia	7.4%
Argentina	5.7%
Dominican Republic	3.4%
South Africa	3.3%
Oman	3.2%
United Arab Emirates	2.9%
China	2.8%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by JPMorgan Chase & Co., Morningstar Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares J.P. Morgan EM High Yield Bond ETF
Annual Shareholder Report — October 31, 2024
EMHY-10/24-AR

iShares J.P. Morgan EM Local Currency Bond ETF
LEMB | NYSE Arca
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares J.P. Morgan EM Local Currency Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares J.P. Morgan EM Local Currency Bond ETF	$31	0.30%
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 8.18%.
  For the same period, the JPM Emerging Market Bond Index returned 14.94% and the J.P. Morgan GBI-EM Global Diversified 15% Cap 4.5% Floor Index returned 5.61%.
What contributed to performance?
Emerging market sovereign bonds delivered solid returns during the reporting period, buoyed by expectations of a rate cut from the U.S. Federal Reserve, which was realized in September. In addition, emerging market economies benefited from steady economic growth and their progress in monetary easing cycles. At the country level, China observed gains following government efforts to stimulate the world’s second-largest economy, while South African local currency bonds benefited from the country’s improving economic outlook. In terms of credit quality, investment-grade bonds rated BBB and A contributed the most to the Fund’s return.
What detracted from performance?
During the reporting period, Turkey contributed negatively to performance as the government enacted extreme measures to address inflation and widening deficits. As inflation concerns returned, Brazil’s central bank began to raise borrowing costs, pushing bond prices lower. (Bond yields and prices move in opposite directions.)
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 1, 2014 through October 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	8.18%	(2.01)%	(1.24)%
JPM Emerging Market Bond Index	14.94	3.99	3.40
J.P. Morgan GBI-EM Global Diversified 15% Cap 4.5% Floor Index	5.61	(1.88)	(0.89)
Key Fund statistics
Net Assets	$362,469,397
Number of Portfolio Holdings	380
Net Investment Advisory Fees	$1,283,298
Portfolio Turnover Rate	31%
The Fund has added the JPM Emerging Market Bond Index in response to new regulatory requirements.
The performance of the J.P. Morgan GBI-EM Global Diversified 15% Cap 4.5% Floor Index in this report reflects the performance of the Bloomberg Emerging Markets Broad Local Currency Bond Index through May 31, 2017 and, beginning on June 1, 2017, the performance of the J.P. Morgan GBI-EM Global Diversified 15% Cap 4.5% Floor Index
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aa	3.3%
A	20.8%
Baa	30.9%
Ba	9.6%
Not Rated	35.4%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	15.3%
Indonesia	6.2%
Malaysia	5.7%
Mexico	5.2%
India	4.9%
Thailand	4.8%
Serbia	4.5%
Dominican Republic	4.5%
Uruguay	4.5%
South Africa	4.5%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by JPMorgan Chase & Co., Bloomberg Index Services Limited and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares J.P. Morgan EM Local Currency Bond ETF
Annual Shareholder Report — October 31, 2024
LEMB-10/24-AR

iShares US & Intl High Yield Corp Bond ETF
GHYG | Cboe BZX Exchange
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares US & Intl High Yield Corp Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares US & Intl High Yield Corp Bond ETF	$43	0.40%
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 16.38%.
  For the same period, the iBoxx Global Government Overall USD Hedged Index returned 8.84% and the Markit iBoxx® Global Developed Markets High Yield Index returned 16.32%.
What contributed to performance?
Bond returns were supported during the reporting period by an environment of slowing pricing pressures. Amid worries about growth prospects, the European Central Bank cut rates three times, while the United States economy stayed strong, prompting the U.S. Federal Reserve Bank to wait until September before decreasing short-term interest rates for the first since 2020. In contrast, Japan ended its negative interest rate regime and raised rates. Positive returns were registered by all countries, but contributions to the Fund’s return were dominated by U.S. corporate bonds, which have benefited from solid demand amid favorable bond conditions. By credit rating, bonds rated Ba and B by Moody’s were the largest contributors.
What detracted from performance?
During the reporting period there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 1, 2014 through October 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	16.38%	3.30%	3.49%
iBoxx Global Government Index	6.24	(2.06)	(0.21)
Markit iBoxx® Global Developed Markets High Yield Index	16.32	3.42	3.64
Key Fund statistics
Net Assets	$148,041,255
Number of Portfolio Holdings	1,567
Net Investment Advisory Fees	$538,239
Portfolio Turnover Rate	27%
The Fund has added the iBoxx Global Government Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	2.4%
Ba	41.2%
B	39.7%
Caa	10.4%
Ca	1.0%
Not Rated	5.3%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	65.0%
United Kingdom	5.9%
France	5.2%
Italy	4.1%
Canada	3.5%
Germany	3.4%
Luxembourg	1.7%
Netherlands	1.7%
Israel	1.2%
Spain	1.2%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Markit Indices Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares US & Intl High Yield Corp Bond ETF
Annual Shareholder Report — October 31, 2024
GHYG-10/24-AR

(b) Not applicable

Item 2 –

Code of Ethics – The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Richard L. Fagnani

Madhav V. Rajan

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 –	Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the five series of the registrant for which the fiscal year-end is October 31, 2024 (the “Funds”), and whose annual financial statements are reported in Item 7.

(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $82,000 for the fiscal year ended October 31, 2023 and $82,000 for the fiscal year ended October 31, 2024.

(b) Audit-Related Fees – There were no fees billed for the fiscal years ended October 31, 2023 and October 31, 2024 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.

(c) Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $48,500 for the fiscal year ended October 31, 2023 and $48,500 for the fiscal year ended October 31, 2024. These services related to the review of the Funds’ tax returns and excise tax calculations.

(d) All Other Fees – There were no other fees billed in each of the fiscal years ended October 31, 2023 and October 31, 2024 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)(1) Audit Committee Pre-Approval Policies and Procedures – The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $48,500 for the fiscal year ended October 31, 2023 and $48,500 for the fiscal year ended October 31, 2024.

(h) The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5 –	Audit Committee of Listed Registrant

(a) The following individuals are members of the registrant’s separately designated standing Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Richard L. Fagnani

Laura F. Fergerson

Cecilia H. Herbert

Madhav V. Rajan

(b) Not applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

October 31, 2024

2024 Annual Financial Statements and Additional Information

iShares, Inc.
• iShares International High Yield Bond ETF | HYXU | Cboe BZX Exchange
• iShares J.P. Morgan EM Corporate Bond ETF | CEMB | Cboe BZX Exchange
• iShares J.P. Morgan EM High Yield Bond ETF | EMHY | Cboe BZX Exchange
• iShares J.P. Morgan EM Local Currency Bond ETF | LEMB | NYSE Arca
• iShares US & Intl High Yield Corp Bond ETF | GHYG | Cboe BZX Exchange

Schedule of Investments
October 31, 2024
iShares® International High Yield Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Australia — 0.2%
APA Infrastructure Ltd., 7.13%, 11/09/83, (5-year EURIBOR ICE Swap + 4.098%)(a)(b)	EUR 100	$118,343
Austria — 0.4%
ams-OSRAM AG, 10.50%, 03/30/29(a)	EUR 100	110,143
Benteler International AG, 9.38%, 05/15/28(a)	EUR 100	112,227
		222,370
Belgium — 0.7%
Azelis Finance NV
4.75%, 09/25/29(a)	EUR 100	110,565
5.75%, 03/15/28(a)	EUR 100	111,949
Telenet Finance Luxembourg Notes SARL, 3.50%, 03/01/28(a)	EUR 100	107,235
		329,749
Canada — 1.2%
Air Canada, 4.63%, 08/15/29(c)	CAD 300	212,366
Cineplex Inc., 7.63%, 03/31/29(c)	CAD 50	37,419
Mattamy Group Corp., 4.63%, 03/01/28(a)	CAD 50	34,551
Mattr Corp., 7.25%, 04/02/31(c)	CAD 40	29,384
Parkland Corp.
3.88%, 06/16/26(c)	CAD 150	105,792
4.38%, 03/26/29	CAD 75	51,285
Primo Water Holdings Inc., 3.88%, 10/31/28(a)	EUR 100	106,444
Southern Pacific Resource Corp., 8.75%, 01/25/18(c)(d)(e)(f)	CAD 50	—
Tamarack Valley Energy Ltd., 7.25%, 05/10/27(c)	CAD 25	18,004
		595,245
Cyprus — 0.2%
Bank of Cyprus PCL, 2.50%, 06/24/27, (1-year EUR Swap + 2.785%)(a)(b)	EUR 100	106,332
Czech Republic — 0.2%
Allwyn Entertainment Financing U.K. PLC, 7.25%, 04/30/30(a)	EUR 100	115,542
Denmark — 1.1%
Orsted A/S
1.50%, (5-year EUR Swap + 1.860%)(a)(b)	EUR 100	90,617
1.75%, (5-year EURIBOR ICE Swap + 1.952%)(a)(b)	EUR 100	101,691
2.50%, (5-year GUK + 2.136%)(a)(b)	GBP 100	94,762
5.13%, (5-year EURIBOR ICE Swap + 2.590%)(a)(b)	EUR 250	280,889
		567,959
Finland — 0.2%
Citycon Treasury BV, 1.25%, 09/08/26(a)	EUR 100	102,327
France — 16.3%
Air France-KLM
4.63%, 05/23/29(a)	EUR 100	109,973
7.25%, 05/31/26(a)	EUR 100	114,373
8.13%, 05/31/28(a)	EUR 100	121,799
Altice France SA/France
3.38%, 01/15/28(a)	EUR 100	82,748
4.00%, 07/15/29(a)	EUR 100	82,329
4.13%, 01/15/29(a)	EUR 100	82,284
4.25%, 10/15/29(a)	EUR 100	82,330
5.88%, 02/01/27(a)	EUR 200	174,353
Banijay Entertainment SASU, 7.00%, 05/01/29(a)	EUR 100	113,772
Banijay Group SAS, 6.50%, 03/01/26(a)	EUR 100	108,742
CAB SELAS, 3.38%, 02/01/28(a)	EUR 200	201,034
Cerba Healthcare SACA, 3.50%, 05/31/28(a)	EUR 100	90,362
Security	Par (000)	Value
France (continued)
Chrome Holdco SASU, 5.00%, 05/31/29(a)	EUR 100	$68,821
Elis SA
1.63%, 04/03/28(a)	EUR 100	102,419
4.13%, 05/24/27(a)	EUR 100	111,051
ELO SACA
2.88%, 01/29/26(a)	EUR 100	104,990
3.25%, 07/23/27(a)	EUR 100	98,080
4.88%, 12/08/28(a)	EUR 100	91,944
5.88%, 04/17/28(a)	EUR 100	96,873
6.00%, 03/22/29(a)	EUR 200	187,096
Emeria SASU, 7.75%, 03/31/28(a)	EUR 100	103,455
Eramet SA, 6.50%, 11/30/29(a)	EUR 100	103,072
Eutelsat SA
1.50%, 10/13/28(a)	EUR 100	87,937
2.25%, 07/13/27(a)	EUR 100	95,764
9.75%, 04/13/29(a)	EUR 100	111,385
Forvia SE
2.38%, 06/15/27(a)	EUR 100	102,612
2.75%, 02/15/27(a)	EUR 225	234,044
3.13%, 06/15/26(a)	EUR 100	106,774
3.75%, 06/15/28(a)	EUR 200	209,492
5.13%, 06/15/29(a)	EUR 100	108,509
5.50%, 06/15/31(a)	EUR 100	108,069
7.25%, 06/15/26(a)	EUR 100	112,313
Holding d'Infrastructures des Metiers de l'Environnement
4.88%, 10/24/29(a)	EUR 100	109,690
Series ., 0.63%, Series ., 09/16/28(a)	EUR 100	94,579
Iliad Holding SASU
5.13%, 10/15/26(a)	EUR 100	109,780
5.63%, 10/15/28(a)	EUR 100	110,432
6.88%, 04/15/31(a)	EUR 100	115,595
iliad SA
1.88%, 02/11/28(a)	EUR 100	102,538
2.38%, 06/17/26(a)	EUR 100	107,252
4.25%, 12/15/29(a)	EUR 100	108,711
5.38%, 06/14/27(a)	EUR 100	113,194
5.38%, 02/15/29(a)	EUR 200	226,782
5.63%, 02/15/30(a)	EUR 100	114,990
Series ., 5.38%, Series ., 05/02/31(a)	EUR 100	113,467
IPD 3 BV, 8.00%, 06/15/28(a)	EUR 100	114,877
Kapla Holding SAS, 3.38%, 12/15/26(a)	EUR 100	107,636
Loxam SAS
2.88%, 04/15/26(a)	EUR 100	107,777
6.38%, 05/15/28(a)	EUR 100	112,764
6.38%, 05/31/29(a)	EUR 100	113,599
Nexans SA
4.13%, 05/29/29(a)	EUR 100	110,457
4.25%, 03/11/30(a)	EUR 100	110,921
Paprec Holding SA
3.50%, 07/01/28(a)	EUR 100	106,411
6.50%, 11/17/27(a)	EUR 100	114,739
Picard Groupe SAS
3.88%, 07/01/26(a)	EUR 100	107,971
6.38%, 07/01/29(a)	EUR 100	110,947
RCI Banque SA, 5.50%, 10/09/34, (5-year EURIBOR ICE Swap + 2.750%)(a)(b)	EUR 100	110,777
Renault SA
1.00%, 11/28/25(a)	EUR 70	74,097
1.25%, 06/24/25(a)	EUR 100	107,042
2.38%, 05/25/26(a)	EUR 200	213,415
2.50%, 06/02/27(a)	EUR 200	211,580

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® International High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France (continued)
2.50%, 04/01/28(a)	EUR 100	$104,529
Rexel SA
2.13%, 12/15/28(a)	EUR 100	102,201
5.25%, 09/15/30(a)	EUR 100	113,677
SNF Group SACA, 2.00%, 02/01/26(a)	EUR 100	106,990
Tereos Finance Groupe I SA, 7.25%, 04/15/28(a)	EUR 100	113,393
Valeo SE
1.00%, 08/03/28(a)	EUR 200	194,190
1.50%, 06/18/25(a)	EUR 100	107,528
4.50%, 04/11/30(a)	EUR 100	106,296
5.38%, 05/28/27(a)	EUR 100	112,506
5.88%, 04/12/29(a)	EUR 100	114,152
Viridien, 7.75%, 04/01/27(a)	EUR 100	105,911
		8,352,192
Germany — 10.1%
Aareal Bank AG, 5.63%, 12/12/34, (5-year EURIBOR ICE Swap + 3.250%)(a)(b)	EUR 100	107,369
alstria office REIT-AG, 1.50%, 06/23/26(a)	EUR 100	103,310
APCOA Group GmbH, 6.00%, 04/15/31(a)	EUR 100	108,262
Bayer AG
3.13%, 11/12/79, (5-year EUR Swap + 3.108%)(a)(b)	EUR 100	102,686
3.90%, 09/25/83, (5-year EUR Swap + 3.896%)(a)(b)	EUR 100	115,980
5.38%, 03/25/82, (5-year EUR Swap + 4.458%)(a)(b)	EUR 200	215,458
5.50%, 09/13/54, (5-year EURIBOR ICE Swap + 3.269%)(a)(b)	EUR 100	109,103
6.63%, 09/25/83, (5-year EUR Swap + 3.432%)(a)(b)	EUR 200	226,865
Series N5.5, 4.50%, Series N5.5, 03/25/82, (5-year EUR Swap + 3.751%)(a)(b)	EUR 100	107,540
Bertelsmann SE & Co. KGaA, 3.50%, 04/23/75, (5-year EUR Swap + 3.206%)(a)(b)	EUR 100	107,340
Cheplapharm Arzneimittel GmbH
3.50%, 02/11/27(a)	EUR 100	106,989
4.38%, 01/15/28(a)	EUR 150	161,207
7.50%, 05/15/30(a)	EUR 100	115,415
Evonik Industries AG, 1.38%, 09/02/81, (5-year EUR Swap + 1.836%)(a)(b)	EUR 100	103,075
Gruenenthal GmbH
3.63%, 11/15/26(a)	EUR 100	108,127
4.13%, 05/15/28(a)	EUR 100	108,379
IHO Verwaltungs GmbH
6.75%, 11/15/29, (6.75% cash and 7.50% PIK)(a)(g)	EUR 100	110,178
7.00%, 11/15/31, (7.00% cash and 7.75% PIK)(a)(g)	EUR 100	109,473
8.75%, 05/15/28, (8.75% Cash and 9.50% PIK)(a)(g)	EUR 100	115,344
Mahle GmbH
2.38%, 05/14/28(a)	EUR 100	94,792
6.50%, 05/02/31(a)	EUR 100	105,652
Nidda Healthcare Holding GmbH
5.63%, 02/21/30(a)	EUR 100	109,193
7.50%, 08/21/26(a)	EUR 132	147,853
Schaeffler AG
2.88%, 03/26/27(a)	EUR 75	80,690
3.38%, 10/12/28(a)	EUR 200	212,446
4.50%, 08/14/26(a)	EUR 100	110,332
4.50%, 03/28/30(a)	EUR 100	107,761
4.75%, 08/14/29(a)	EUR 100	110,575
Tele Columbus AG, 10.00%, 01/01/29, (10.00% PIK)(a)(g)	EUR 125	109,285
TK Elevator Holdco GmbH, 6.63%, 07/15/28(a)	EUR 90	97,642
TK Elevator Midco GmbH, 4.38%, 07/15/27(a)	EUR 200	215,815
TUI Cruises GmbH, 6.25%, 04/15/29(a)	EUR 150	170,445
Security	Par (000)	Value
Germany (continued)
ZF Europe Finance BV
2.00%, 02/23/26(a)	EUR 100	$105,894
2.50%, 10/23/27(a)	EUR 100	102,162
3.00%, 10/23/29(a)	EUR 100	96,865
4.75%, 01/31/29(a)	EUR 200	211,492
6.13%, 03/13/29(a)	EUR 100	110,968
ZF Finance GmbH
2.00%, 05/06/27(a)	EUR 100	102,158
2.25%, 05/03/28(a)	EUR 100	99,137
2.75%, 05/25/27(a)	EUR 100	103,652
3.75%, 09/21/28(a)	EUR 100	103,312
5.75%, 08/03/26(a)	EUR 100	111,193
		5,161,414
Greece — 4.1%
Alpha Bank SA
2.50%, 03/23/28, (1-year EUR Swap + 2.849%)(a)(b)	EUR 100	106,946
5.00%, 05/12/30, (1-year EUR Swap + 2.432%)(a)(b)	EUR 100	113,368
7.50%, 06/16/27, (1-year EUR Swap + 5.084%)(a)(b)	EUR 100	115,853
Alpha Services and Holdings SA
5.50%, 06/11/31, (5-year EUR Swap + 5.823%)(a)(b)	EUR 100	109,951
6.00%, 09/13/34, (5-year EURIBOR ICE Swap + 3.270%)(a)(b)	EUR 100	113,170
Eurobank Ergasias Services and Holdings SA, 10.00%, 12/06/32, (5-year EUR Swap + 7.588%)(a)(b)	EUR 100	125,301
Metlen Energy & Metals SA, 4.00%, 10/17/29(a)	EUR 200	217,565
Mytilineos SA, 2.25%, 10/30/26(a)	EUR 100	106,378
National Bank of Greece SA
5.88%, 06/28/35, (5-year EURIBOR ICE Swap + 3.154%)(a)(b)	EUR 100	113,396
8.00%, 01/03/34, (5-year EURIBOR ICE Swap + 4.646%)(a)(b)	EUR 100	122,108
Piraeus Bank SA
5.00%, 04/16/30, (1-year EURIBOR ICE Swap + 2.245%)(a)(b)	EUR 100	113,085
6.75%, 12/05/29, (1-year EUR Swap + 3.837%)(a)(b)	EUR 100	120,121
7.25%, 07/13/28, (1-year EUR Swap + 3.692%)(a)(b)	EUR 150	178,193
Piraeus Financial Holdings SA
5.38%, 09/18/35, (5-year EURIBOR ICE Swap + 3.150%)(a)(b)	EUR 100	108,903
7.25%, 04/17/34, (5-year EUR Swap + 4.773%)(a)(b)	EUR 100	117,594
Public Power Corp. SA
3.38%, 07/31/28(a)	EUR 100	106,254
4.38%, 03/30/26(a)	EUR 100	108,660
		2,096,846
Ireland — 0.4%
eircom Finance DAC
3.50%, 05/15/26(a)	EUR 100	107,769
5.75%, 12/15/29(a)	EUR 100	112,089
		219,858
Israel — 1.9%
Teva Pharmaceutical Finance Netherlands II BV
1.63%, 10/15/28(a)	EUR 150	149,345
1.88%, 03/31/27(a)	EUR 200	207,773
3.75%, 05/09/27	EUR 150	162,186
4.38%, 05/09/30	EUR 200	216,662
7.38%, 09/15/29	EUR 100	122,513
7.88%, 09/15/31	EUR 100	129,637
		988,116
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® International High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Italy — 14.8%
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/30(a)	EUR 125	$135,655
Banca IFIS SpA
5.50%, 02/27/29(a)	EUR 100	112,653
6.13%, 01/19/27(a)	EUR 100	113,267
Banca Monte dei Paschi di Siena SpA
1.88%, 01/09/26(a)	EUR 100	106,686
4.75%, 03/15/29, (3-mo. EURIBOR + 2.047%)(a)(b)	EUR 100	112,386
6.75%, 09/05/27, (3-mo. EURIBOR + 3.283%)(a)(b)	EUR 100	114,565
10.50%, 07/23/29(a)	EUR 100	136,373
Banca Popolare di Sondrio SpA, 5.51%, 03/13/34, (5-year EUR Swap + 2.800%)(a)(b)	EUR 200	226,476
Banco BPM SpA
3.25%, 01/14/31, (5-year EUR Swap + 3.800%)(a)(b)	EUR 100	107,798
5.00%, 06/18/34, (5-year EUR Swap + 2.450%)(a)(b)	EUR 200	222,682
BPER Banca SpA
3.88%, 07/25/32, (5-year EUR Swap + 3.728%)(a)(b)	EUR 200	216,661
5.75%, 09/11/29, (3-mo. EURIBOR + 2.600%)(a)(b)	EUR 150	174,602
6.13%, 02/01/28, (3-mo. EURIBOR + 3.600%)(a)(b)	EUR 150	172,517
Cerved Group SpA, 6.00%, 02/15/29(a)	EUR 100	104,191
Engineering - Ingegneria Informatica - SpA
5.88%, 09/30/26(a)	EUR 100	106,802
11.13%, 05/15/28(a)	EUR 100	110,853
Fiber Bidco SpA, 6.13%, 06/15/31(a)	EUR 100	108,507
Guala Closures SpA, 3.25%, 06/15/28(a)	EUR 100	102,113
IMA Industria Macchine Automatiche SpA, 3.75%, 01/15/28(a)	EUR 100	105,747
Infrastrutture Wireless Italiane SpA
1.63%, 10/21/28(a)	EUR 100	102,359
1.75%, 04/19/31(a)	EUR 100	99,977
1.88%, 07/08/26(a)	EUR 250	265,198
Intesa Sanpaolo SpA
2.93%, 10/14/30(a)	EUR 100	102,783
3.93%, 09/15/26(a)	EUR 100	109,937
5.15%, 06/10/30(a)	GBP 100	121,831
6.18%, 02/20/34, (5-year EURIBOR ICE Swap + 3.250%)(a)(b)	EUR 200	234,442
Lottomatica SpA, 7.13%, 06/01/28(a)	EUR 100	114,247
Lottomatica SpA/Roma, 5.38%, 06/01/30(a)	EUR 100	112,351
Mediobanca Banca di Credito Finanziario SpA, 3.75%, 06/16/26	EUR 50	54,545
Mundys SpA
1.88%, 07/13/27(a)	EUR 175	183,391
1.88%, 02/12/28(a)	EUR 200	206,905
4.50%, 01/24/30(a)	EUR 100	110,973
4.75%, 01/24/29(a)	EUR 100	113,067
Nexi SpA
1.63%, 04/30/26(a)	EUR 200	211,837
2.13%, 04/30/29(a)	EUR 150	152,682
Optics Bidco SpA
1.63%, 01/18/29	EUR 100	100,267
2.38%, 10/12/27(a)	EUR 100	104,855
6.88%, 02/15/28(a)	EUR 176	208,303
7.88%, 07/31/28(a)	EUR 147	180,438
Pachelbel Bidco SpA, 7.13%, 05/17/31(a)	EUR 100	115,712
Rossini SARL, 6.75%, 12/31/29(a)	EUR 150	171,365
Saipem Finance International BV
3.13%, 03/31/28(a)	EUR 100	107,252
4.88%, 05/30/30(a)	EUR 100	111,698
Security	Par (000)	Value
Italy (continued)
Telecom Italia SpA
6.88%, 02/15/28(a)	EUR 124	$146,390
7.88%, 07/31/28(a)	EUR 103	126,160
Telecom Italia SpA/Milano
1.63%, 01/18/29(a)	EUR 100	100,930
2.38%, 10/12/27(a)	EUR 100	107,055
2.75%, 04/15/25(a)	EUR 100	108,145
2.88%, 01/28/26(a)	EUR 100	108,075
3.00%, 09/30/25(a)	EUR 100	108,028
UniCredit SpA
2.73%, 01/15/32, (5-year EUR Swap + 2.800%)(a)(b)	EUR 200	212,349
5.38%, 04/16/34, (5-year EURIBOR ICE Swap + 2.800%)(a)(b)	EUR 200	226,950
UnipolSai Assicurazioni SpA, 4.90%, 05/23/34(a)	EUR 100	110,314
Webuild SpA
4.88%, 04/30/30(a)	EUR 100	109,862
7.00%, 09/27/28(a)	EUR 100	117,640
		7,568,847
Japan — 1.5%
SoftBank Group Corp.
2.88%, 01/06/27(a)	EUR 100	106,068
3.38%, 07/06/29(a)	EUR 125	127,224
3.88%, 07/06/32(a)	EUR 100	100,043
4.00%, 09/19/29(a)	EUR 100	104,249
5.38%, 01/08/29(a)	EUR 300	331,923
		769,507
Jersey — 0.3%
Aston Martin Capital Holdings Ltd., 10.38%, 03/31/29(a)	GBP 100	124,828
Luxembourg — 4.2%
Albion Financing 1 SARL/Aggreko Holdings Inc., 5.25%, 10/15/26(a)	EUR 100	109,359
Altice Financing SA
3.00%, 01/15/28(a)	EUR 200	182,002
4.25%, 08/15/29(a)	EUR 100	89,863
Altice Finco SA, 4.75%, 01/15/28(a)	EUR 100	76,232
Altice France Holding SA
4.00%, 02/15/28(a)	EUR 100	25,522
8.00%, 05/15/27(a)	EUR 200	59,373
ARD Finance SA, 5.00%, 06/30/27, (5.00% Cash and 5.75% PIK)(a)(g)	EUR 125	25,770
Cidron Aida Finco SARL
5.00%, 04/01/28(a)	EUR 100	105,818
6.25%, 04/01/28(a)	GBP 100	123,710
Garfunkelux Holdco 3 SA, 6.75%, 11/01/25(a)	EUR 100	68,493
INEOS Finance PLC
2.88%, 05/01/26(a)	EUR 175	187,610
6.38%, 04/15/29(a)	EUR 200	224,635
Matterhorn Telecom SA, 3.13%, 09/15/26(a)	EUR 200	214,923
SES SA
5.50%, 09/12/54, (5-year EURIBOR ICE Swap + 3.232%)(a)(b)	EUR 100	101,311
6.00%, 09/12/54, (5-year EURIBOR ICE Swap + 3.586%)(a)(b)	EUR 100	99,025
Summer BC Holdco A SARL, 9.25%, 10/31/27(a)	EUR 90	98,118
Summer BC Holdco B SARL, 5.75%, 10/31/26(a)	EUR 150	162,317
Vivion Investments SARL
8.00%, 08/31/28, (6.50% Cash and 1.40% PIK)(a)(g)	EUR 101	108,196
8.00%, 02/28/29(a)(g)	EUR 101	107,203
		2,169,480

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® International High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Netherlands — 3.1%
Boels Topholding BV, 5.75%, 05/15/30(a)	EUR 100	$111,868
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, 8.50%, 01/15/31(a)	GBP 100	138,865
Odido Group Holding BV, 5.50%, 01/15/30(a)	EUR 100	106,403
Odido Holding BV, 3.75%, 01/15/29(a)	EUR 100	105,974
Q-Park Holding I BV
2.00%, 03/01/27(a)	EUR 100	104,979
5.13%, 03/01/29(a)	EUR 100	111,887
5.13%, 02/15/30(a)	EUR 100	111,037
Sunrise HoldCo IV BV, 3.88%, 06/15/29(a)	EUR 100	105,316
Trivium Packaging Finance BV, 3.75%, 08/15/26(a)	EUR 100	107,922
VZ Vendor Financing II BV, 2.88%, 01/15/29(a)	EUR 200	198,888
Ziggo Bond Co. BV
3.38%, 02/28/30(a)	EUR 150	145,738
6.13%, 11/15/32(a)	EUR 125	134,624
Ziggo BV, 2.88%, 01/15/30(a)	EUR 100	100,576
		1,584,077
Norway — 0.3%
Var Energi ASA, 7.86%, 11/15/83, (5-year EURIBOR ICE Swap + 4.765%)(a)(b)	EUR 125	149,260
Portugal — 2.4%
Banco Comercial Portugues SA, 4.00%, 05/17/32, (5-year EUR Swap + 4.065%)(a)(b)	EUR 100	107,485
Caixa Economica Montepio Geral Caixa Economica Bancaria SA, 8.50%, 06/12/34, (5-year EURIBOR ICE Swap + 5.815%)(a)(b)	EUR 100	118,203
EDP SA
1.50%, 03/14/82, (5-year EUR Swap + 1.888%)(a)(b)	EUR 100	102,899
1.88%, 08/02/81, (5-year EUR Swap + 2.380%)(a)(b)	EUR 100	105,236
1.88%, 03/14/82, (5-year EUR Swap + 2.080%)(a)(b)	EUR 100	98,276
4.63%, 09/16/54, (5-year EURIBOR ICE Swap + 2.395%)(a)(b)	EUR 200	219,588
4.75%, 05/29/54, (5-year EURIBOR ICE Swap + 2.052%)(a)(b)	EUR 100	110,437
5.94%, 04/23/83, (5-year EUR Swap + 3.184%)(a)(b)	EUR 200	229,175
Novo Banco SA, 9.88%, 12/01/33, (5-year EUR Swap + 6.714%)(a)(b)	EUR 100	127,367
		1,218,666
Slovenia — 1.3%
Summer BidCo BV, 10.00%, 02/15/29, (10.00% Cash and 10.75% PIK)(a)(g)	EUR 103	117,202
United Group BV
4.00%, 11/15/27(a)	EUR 100	106,890
4.63%, 08/15/28(a)	EUR 100	106,641
5.25%, 02/01/30(a)	EUR 100	105,489
6.50%, 10/31/31(a)	EUR 100	108,834
6.75%, 02/15/31(a)	EUR 100	110,300
		655,356
Spain — 4.4%
Abanca Corp. Bancaria SA, 8.38%, 09/23/33, (5-year EURIBOR ICE Swap + 5.245%)(a)(b)	EUR 100	123,182
Banco de Credito Social Cooperativo SA
1.75%, 03/09/28, (1-year EUR Swap + 2.150%)(a)(b)	EUR 100	104,462
5.25%, 11/27/31, (5-year EUR Swap + 5.419%)(a)(b)	EUR 100	109,166
7.50%, 09/14/29, (1-year EURIBOR ICE Swap + 4.269%)(a)(b)	EUR 100	123,016
Banco de Sabadell SA
2.50%, 04/15/31, (5-year EUR Swap + 2.950%)(a)(b)	EUR 100	107,013
Security	Par (000)	Value
Spain (continued)
5.13%, 06/27/34, (5-year EURIBOR ICE Swap + 2.400%)(a)(b)	EUR 100	$112,269
6.00%, (5-year EUR Swap + 3.150%)(a)(b)	EUR 100	115,781
Cirsa Finance International SARL
4.50%, 03/15/27(a)	EUR 100	107,880
6.50%, 03/15/29(a)	EUR 100	114,193
7.88%, 07/31/28(a)	EUR 100	115,191
Grifols SA
2.25%, 11/15/27(a)	EUR 100	103,150
3.88%, 10/15/28(a)	EUR 250	246,419
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(a)	EUR 100	108,591
Lorca Telecom Bondco SA, 4.00%, 09/18/27(a)	EUR 400	433,618
Unicaja Banco SA
5.50%, 06/22/34, (5-year EUR Swap + 2.800%)(a)(b)	EUR 100	111,721
7.25%, 11/15/27, (1-year EUR Swap + 4.250%)(a)(b)	EUR 100	116,450
		2,252,102
Sweden — 3.2%
Assemblin Caverion Group AB, 6.25%, 07/01/30(a)	EUR 100	111,909
Intrum AB
3.00%, 09/15/27(a)	EUR 200	160,137
3.50%, 07/15/26(a)	EUR 175	140,345
4.88%, 08/15/25(a)	EUR 100	80,259
Verisure Holding AB
3.25%, 02/15/27(a)	EUR 150	160,092
3.88%, 07/15/26(a)	EUR 100	108,131
5.50%, 05/15/30(a)	EUR 150	168,551
7.13%, 02/01/28(a)	EUR 100	112,991
9.25%, 10/15/27(a)	EUR 80	91,059
Verisure Midholding AB, 5.25%, 02/15/29(a)	EUR 150	162,464
Volvo Car AB
2.50%, 10/07/27(a)	EUR 100	105,273
4.25%, 05/31/28(a)	EUR 100	110,064
4.75%, 05/08/30(a)	EUR 100	110,179
		1,621,454
Switzerland — 0.6%
Dufry One BV
2.00%, 02/15/27(a)	EUR 100	104,377
3.38%, 04/15/28(a)	EUR 100	106,962
4.75%, 04/18/31(a)	EUR 100	111,468
		322,807
United Kingdom — 12.8%
888 Acquisitions Ltd., 7.56%, 07/15/27(a)	EUR 100	106,183
Amber Finco PLC, 6.63%, 07/15/29(a)	EUR 150	170,379
Ardonagh Finco Ltd., 6.88%, 02/15/31(a)	EUR 100	109,731
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28(a)	EUR 200	210,054
Bellis Acquisition Co. PLC, 8.13%, 05/14/30(a)	GBP 300	381,546
Bellis Finco PLC, 4.00%, 02/16/27(a)	GBP 100	120,598
Belron U.K. Finance PLC, 4.63%, 10/15/29(a)	EUR 100	110,158
British Telecommunications PLC
5.13%, 10/03/54, (5-year EURIBOR ICE Swap + 2.542%)(a)(b)	EUR 100	112,325
8.38%, 12/20/83, (5-year GUK + 3.820%)(a)(b)	GBP 125	171,994
Canary Wharf Group Investment Holdings PLC, 3.38%, 04/23/28(a)	GBP 100	106,266
Centrica PLC, 6.50%, 05/21/55, (5-year GUK + 2.512%)(a)(b)	GBP 100	131,326
Deuce Finco PLC, 5.50%, 06/15/27(a)	GBP 100	125,929
eG Global Finance PLC, 11.00%, 11/30/28(a)	EUR 100	119,709
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® International High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Kingdom (continued)
Heathrow Finance PLC
3.88%, 03/01/27(a)(h)	GBP 100	$122,377
6.63%, 03/01/31(a)	GBP 100	129,398
INEOS Quattro Finance 2 PLC
6.75%, 04/15/30(a)	EUR 125	137,421
8.50%, 03/15/29(a)	EUR 100	115,409
INEOS Styrolution Ludwigshafen GmbH, 2.25%, 01/16/27(a)	EUR 100	105,333
Jaguar Land Rover Automotive PLC
4.50%, 01/15/26(a)	EUR 150	164,108
4.50%, 07/15/28(a)	EUR 100	109,047
Jerrold Finco PLC, 7.88%, 04/15/30(a)	GBP 150	198,471
Market Bidco Finco PLC, 5.50%, 11/04/27(a)	GBP 100	123,686
Miller Homes Group Finco PLC, 7.00%, 05/15/29(a)	GBP 100	125,894
Motion Finco SARL, 7.38%, 06/15/30(a)	EUR 125	135,771
NGG Finance PLC, 2.13%, 09/05/82, (5-year EUR Swap + 2.532%)(a)(b)	EUR 100	103,572
Pinnacle Bidco PLC
8.25%, 10/11/28(a)	EUR 100	115,372
10.00%, 10/11/28(a)	GBP 100	137,484
Sherwood Financing PLC
4.50%, 11/15/26(a)	EUR 100	104,851
6.00%, 11/15/26(a)	GBP 100	123,928
Thames Water Utilities Finance PLC
0.88%, 01/31/28(a)	EUR 100	82,854
1.25%, 01/31/32(a)	EUR 100	81,273
2.63%, 01/24/32(a)	GBP 100	96,549
3.50%, 02/25/28(a)	GBP 100	99,802
4.00%, 04/18/27(a)	EUR 100	84,282
4.38%, 01/18/31(a)	EUR 150	127,511
Virgin Media Finance PLC, 3.75%, 07/15/30(a)	EUR 100	97,983
Virgin Media Secured Finance PLC
4.13%, 08/15/30(a)	GBP 100	110,839
5.00%, 04/15/27(a)	GBP 100	127,706
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28(a)	GBP 100	120,037
Vmed O2 U.K. Financing I PLC
3.25%, 01/31/31(a)	EUR 100	101,200
4.00%, 01/31/29(a)	GBP 100	116,051
4.50%, 07/15/31(a)	GBP 200	221,166
5.63%, 04/15/32(a)	EUR 100	108,587
Vodafone Group PLC
2.63%, 08/27/80, (5-year EUR Swap + 3.002%)(a)(b)	EUR 100	106,756
3.00%, 08/27/80, (5-year EUR Swap + 3.477%)(a)(b)	EUR 250	252,339
4.20%, 10/03/78, (5-year EUR Swap + 3.427%)(a)(b)	EUR 100	109,942
6.50%, 08/30/84, (5-year EUR Swap + 3.489%)(a)(b)	EUR 100	118,668
8.00%, 08/30/86, (5-year GUK + 3.837%)(a)(b)	GBP 100	140,161
Zegona Finance PLC, 6.75%, 07/15/29(a)	EUR 200	228,520
		6,560,546
United States — 11.9%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 3.63%, 06/01/28(a)	EUR 100	101,924
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
2.00%, 09/01/28(a)	EUR 100	98,833
3.00%, 09/01/29(a)	EUR 100	94,224
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
2.13%, 08/15/26(a)	EUR 200	183,767
4.75%, 07/15/27(a)	GBP 100	77,704
Ashland Services BV, 2.00%, 01/30/28(a)	EUR 100	101,384
Security	Par (000)	Value
United States (continued)
Avantor Funding Inc., 2.63%, 11/01/25(a)	EUR 100	$107,802
Avis Budget Finance PLC
7.00%, 02/28/29(a)	EUR 100	108,964
7.25%, 07/31/30(a)	EUR 100	108,993
Ball Corp., 1.50%, 03/15/27	EUR 100	104,934
Belden Inc., 3.88%, 03/15/28(a)	EUR 150	160,907
Brookfield Property Finance ULC
4.00%, 09/30/26	CAD 75	52,803
7.13%, 02/13/28	CAD 125	93,985
Carnival PLC, 1.00%, 10/28/29	EUR 100	93,706
Catalent Pharma Solutions Inc., 2.38%, 03/01/28(a)	EUR 150	158,741
Chemours Co. (The), 4.00%, 05/15/26	EUR 100	107,625
Clarios Global LP/Clarios U.S. Finance Co., 4.38%, 05/15/26(a)	EUR 100	108,492
Constellium SE, 5.38%, 08/15/32(a)	EUR 100	107,811
Coty Inc.
3.88%, 04/15/26(a)	EUR 100	108,647
5.75%, 09/15/28(a)	EUR 200	226,313
Crown European Holdings SACA
4.50%, 01/15/30(a)	EUR 100	111,482
4.75%, 03/15/29(a)	EUR 100	112,852
5.00%, 05/15/28(a)	EUR 100	113,612
Dana Financing Luxembourg SARL, 8.50%, 07/15/31(a)	EUR 100	116,206
Darling Global Finance BV, 3.63%, 05/15/26(a)	EUR 100	108,204
EMRLD Borrower LP/Emerald Co-Issuer Inc., 6.38%, 12/15/30(a)	EUR 100	113,943
Encore Capital Group Inc., 5.38%, 02/15/26(a)	GBP 100	128,407
Energizer Gamma Acquisition BV, 3.50%, 06/30/29(a)	EUR 100	102,263
Goodyear Europe BV, 2.75%, 08/15/28(a)	EUR 100	100,144
IGT Lottery Holdings BV, 4.25%, 03/15/30(a)	EUR 100	109,137
International Game Technology PLC, 3.50%, 06/15/26(a)	EUR 150	162,523
IQVIA Inc.
1.75%, 03/15/26(a)	EUR 100	106,326
2.25%, 01/15/28(a)	EUR 150	156,025
2.25%, 03/15/29(a)	EUR 200	204,464
Iron Mountain U.K. PLC, 3.88%, 11/15/25(a)	GBP 100	127,168
Levi Strauss & Co., 3.38%, 03/15/27	EUR 100	108,411
MPT Operating Partnership LP/MPT Finance Corp.
2.50%, 03/24/26	GBP 100	114,122
3.33%, 03/24/25	EUR 100	105,336
3.69%, 06/05/28	GBP 100	99,411
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(a)	EUR 100	103,549
OI European Group BV
5.25%, 06/01/29(a)	EUR 100	109,250
6.25%, 05/15/28(a)	EUR 100	112,147
Olympus Water U.S. Holding Corp.
3.88%, 10/01/28(a)	EUR 100	104,758
9.63%, 11/15/28(a)	EUR 100	115,798
Organon & Co./Organon Foreign Debt Co-Issuer BV, 2.88%, 04/30/28(a)	EUR 200	209,400
Perrigo Finance Unlimited Co., 5.38%, 09/30/32	EUR 100	110,891
SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 07/15/28(a)	EUR 100	116,721
Silgan Holdings Inc., 2.25%, 06/01/28	EUR 100	101,621
Standard Industries Inc./New York, 2.25%, 11/21/26(a)	EUR 100	104,864
VF Corp.
0.25%, 02/25/28	EUR 100	94,471
0.63%, 02/25/32	EUR 100	79,782

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® International High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Walgreens Boots Alliance Inc., 2.13%, 11/20/26	EUR 125	$128,198
		6,099,045
Total Corporate Bonds & Notes — 97.8% (Cost: $50,626,648)		50,072,268
	Shares
Common Stocks
Supranational — 0.0%
Sentry Holdings Ltd.(e)	25	—
Total Common Stocks — 0.0% (Cost: $159,437)		—
Total Long-Term Investments — 97.8% (Cost: $50,786,085)		50,072,268
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(i)(j)	20,000	20,000
Total Short-Term Securities — 0.0% (Cost: $20,000)		20,000
Total Investments — 97.8% (Cost: $50,806,085)		50,092,268
Other Assets Less Liabilities — 2.2%		1,106,695
Net Assets — 100.0%		$51,198,963

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Non-income producing security.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$10,000	$10,000 (a)	$—	$—	$—	$20,000	20,000	$3,617	$—

(a)	Represents net amount purchased (sold).
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® International High Yield Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$50,072,268	$—	$50,072,268
Common Stocks	—	—	—	—
Short-Term Securities
Money Market Funds	20,000	—	—	20,000
	$20,000	$50,072,268	$—	$50,092,268
See notes to financial statements.

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments
October 31, 2024
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Argentina — 1.0%
Telecom Argentina SA
9.50%, 07/18/31(a)	$200	$207,000
9.50%, 07/18/31(b)	600	621,000
YPF SA
6.95%, 07/21/27(b)	562	549,468
7.00%, 09/30/33(b)(c)	525	504,656
7.00%, 12/15/47(b)	540	454,010
8.75%, 09/11/31(a)	550	562,183
9.00%, 06/30/29(b)	700	721,875
9.50%, 01/17/31(b)	600	629,700
		4,249,892
Australia — 0.3%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	400	370,252
3.75%, 10/01/30	500	452,500
China Ping An Insurance Overseas Holdings Ltd., 2.85%, 08/12/31(b)	200	169,912
Franshion Brilliant Ltd., 3.20%, 04/09/26(b)	200	189,626
		1,182,290
Bahrain — 0.2%
AUB Sukuk Ltd., 2.62%, 09/09/26(b)	600	569,622
BBK BSC, 6.88%, 06/06/29(b)	400	413,752
		983,374
Bangladesh — 0.1%
Ooredoo International Finance Ltd., 4.63%, 10/10/34(a)	400	388,252
Brazil — 5.2%
Acu Petroleo Luxembourg SARL, 7.50%, 01/13/32(b)	236	237,025
Aegea Finance SARL
6.75%, 05/20/29(b)	200	198,375
9.00%, 01/20/31(b)	200	212,500
Amaggi Luxembourg International SARL, 5.25%, 01/28/28(b)	200	192,313
Ambipar Lux SARL, 9.88%, 02/06/31(b)	200	204,688
Azul Secured Finance LLP
10.88%, 05/28/30(b)	200	129,000
11.93%, 08/28/28(b)	200	194,750
B3 SA - Brasil Bolsa Balcao, 4.13%, 09/20/31(b)	200	179,030
Banco Bradesco SA/Cayman Islands, 4.38%, 03/18/27(b)	200	196,502
Banco BTG Pactual SA/Cayman Islands
2.75%, 01/11/26(b)	200	192,750
5.75%, 01/22/30(a)	200	197,420
Banco do Brasil SA
3.25%, 09/30/26(b)	200	192,204
4.88%, 01/11/29(b)	200	194,438
6.00%, 03/18/31(b)	200	199,820
6.25%, 04/18/30(b)	200	204,500
8.75%, (10-year CMT + 4.398%)(b)(d)(e)(f)	400	406,375
Braskem America Finance Co., 7.13%, 07/22/41(b)	200	183,300
Braskem Netherlands Finance BV
4.50%, 01/10/28(b)	400	374,120
4.50%, 01/31/30(b)	400	347,100
5.88%, 01/31/50(b)	200	148,500
7.25%, 02/13/33(b)	600	581,625
8.00%, 10/15/34(a)	200	199,076
Security	Par (000)	Value
Brazil (continued)
BRF SA
4.88%, 01/24/30(b)	$200	$186,500
5.75%, 09/21/50(b)	200	164,000
Centrais Eletricas Brasileiras SA
4.63%, 02/04/30(b)	200	186,044
6.50%, 01/11/35(a)	200	195,800
Cosan Luxembourg SA
5.50%, 09/20/29(b)	200	192,876
7.25%, 06/27/31(b)	200	203,250
7.50%, 06/27/30(b)	200	205,812
Cosan Overseas Ltd., 8.25%(b)(d)	100	101,270
CSN Inova Ventures, 6.75%, 01/28/28(b)	400	382,375
CSN Resources SA
4.63%, 06/10/31(b)	200	158,375
5.88%, 04/08/32(b)	200	165,700
8.88%, 12/05/30(b)	200	200,602
Embraer Netherlands Finance BV
5.40%, 02/01/27	230	232,659
7.00%, 07/28/30(b)	200	211,812
Guara Norte SARL, 5.20%, 06/15/34(b)	166	156,628
GUSAP III LP, 4.25%, 01/21/30(b)	200	190,688
Itau Unibanco Holding SA/Cayman Island
3.88%, 04/15/31, (5-year CMT + 3.446%)(b)(f)	200	195,750
4.50%, 11/21/29, (5-year CMT + 2.822%)(b)(f)	200	199,437
4.63%, (5-year CMT + 3.222%)(b)(d)(f)	200	193,160
7.72%, (5-year CMT + 3.981%)(b)(d)(f)	400	399,684
7.86%, (5-year CMT + 3.863%)(b)(d)(f)	200	200,290
Klabin Austria GmbH
3.20%, 01/12/31(b)	200	171,200
5.75%, 04/03/29(b)	200	199,800
7.00%, 04/03/49(b)	200	208,960
MARB BondCo PLC, 3.95%, 01/29/31(b)	400	345,200
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(b)	561	472,904
MercadoLibre Inc., 3.13%, 01/14/31	200	173,812
Minerva Luxembourg SA
4.38%, 03/18/31(b)	400	336,500
8.88%, 09/13/33(b)	200	209,000
Movida Europe SA, 7.85%, 04/11/29(b)	200	189,500
NBM U.S. Holdings Inc., 7.00%, 05/14/26(b)	200	200,250
Nexa Resources SA, 6.75%, 04/09/34(b)	200	205,500
Petrobras Global Finance BV
5.50%, 06/10/51(e)	160	129,600
5.60%, 01/03/31(e)	350	346,391
6.00%, 01/27/28(e)	295	298,363
6.00%, 01/13/35	300	290,607
6.50%, 07/03/33(e)	300	305,283
6.75%, 01/27/41	150	147,795
6.85%(e)	425	393,975
6.88%, 01/20/40(e)	200	200,125
7.25%, 03/17/44(e)	250	258,047
7.38%, 01/17/27	250	259,915
Petrorio Luxembourg Holding SARL, 6.13%, 06/09/26(b)	200	199,556
Raizen Fuels Finance SA
5.70%, 01/17/35(a)	200	191,260
6.45%, 03/05/34(b)	200	204,024
6.95%, 03/05/54(b)	200	203,125
Rede D'or Finance SARL
4.50%, 01/22/30(b)	200	184,750
4.95%, 01/17/28(b)	200	194,750
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Brazil (continued)
Rumo Luxembourg SARL, 5.25%, 01/10/28(b)	$200	$195,600
Samarco Mineracao SA, 9.00%, 06/30/31, (9.00% PIK)(a)(e)(g)	1,077	1,018,448
Simpar Europe SA, 5.20%, 01/26/31(b)	200	164,938
Sitios Latinoamerica SAB de CV, 5.38%, 04/04/32(b)	400	382,140
St Marys Cement Inc. Canada, 5.75%, 04/02/34(b)	200	201,000
Suzano Austria GmbH
2.50%, 09/15/28	100	90,375
3.13%, 01/15/32	300	251,550
3.75%, 01/15/31(e)	500	445,625
5.00%, 01/15/30	200	193,710
5.75%, 07/14/26(b)	200	202,000
6.00%, 01/15/29	200	202,437
7.00%, 03/16/47(b)	400	427,500
Suzano International Finance BV, 5.50%, 01/17/27(e)	300	302,184
Trident Energy Finance PLC, 12.50%, 11/30/29(b)	200	210,125
Vale Overseas Ltd.
3.75%, 07/08/30	450	419,344
6.13%, 06/12/33(e)	350	357,752
6.40%, 06/28/54(e)	300	301,034
6.88%, 11/21/36	292	318,280
6.88%, 11/10/39	350	378,896
8.25%, 01/17/34(e)	200	240,300
XP Inc., 6.75%, 07/02/29(b)	200	200,750
Yinson Boronia Production BV, 8.95%, 07/31/42(b)	400	423,160
		22,935,463
British Virgin Islands — 0.0%
Joy Treasure Assets Holdings Inc., 5.50%, 02/01/27(b)	200	200,556
Burkina Faso — 0.1%
Endeavour Mining PLC, 5.00%, 10/14/26(b)	400	385,624
Canada — 0.0%
CCCI Treasure Ltd., 3.65%, (5-year CMT + 5.117%)(b)(d)(f)	200	194,876
Cayman Islands — 0.6%
Al Rajhi Sukuk Ltd., 5.05%, 03/12/29(b)	400	403,876
Alinma Tier 1 Sukuk Ltd., 6.50%, (5-year CMT + 2.201%)(b)(d)(f)	400	413,250
Arabian Centres Sukuk III Ltd., 9.50%, 03/06/29(b)	200	206,812
Doha Finance Ltd., 5.25%, 03/12/29(b)	400	402,752
QNB Finance Ltd., 6.06%, 04/02/29, (1-day SOFR + 1.200%)(f)	1,000	1,002,500
SNB Sukuk Ltd., 5.13%, 02/27/29(b)	200	202,378
		2,631,568
Chile — 4.0%
AES Andes SA, 8.15%, 06/10/55, (5-year CMT + 3.835%)(b)(f)	400	408,000
Agrosuper SA, 4.60%, 01/20/32(b)	400	360,000
Alfa Desarrollo SpA, 4.55%, 09/27/51(b)	793	595,892
Antofagasta PLC
2.38%, 10/14/30(b)	200	170,062
5.63%, 05/13/32(b)	600	599,610
6.25%, 05/02/34(b)	400	416,000
Banco de Chile, 2.99%, 12/09/31(b)	400	349,750
Banco de Credito e Inversiones SA
2.88%, 10/14/31(b)	400	346,300
3.50%, 10/12/27(b)(e)	400	383,252
7.50%, (5-year CMT + 3.767%)(a)(d)(f)	200	199,426
8.75%, (5-year CMT + 4.944%)(b)(d)(f)	400	422,000
Security	Par (000)	Value
Chile (continued)
Banco Santander Chile, 3.18%, 10/26/31(b)(e)	$400	$359,000
Celulosa Arauco y Constitucion SA
4.20%, 01/29/30(b)	400	371,036
4.25%, 04/30/29(b)	200	188,302
5.15%, 01/29/50(b)	400	341,400
5.50%, 04/30/49(b)	200	181,126
Cencosud SA
4.38%, 07/17/27(b)	800	779,400
5.95%, 05/28/31(b)	200	202,520
Chile Electricity Lux MPC II SARL, 5.58%, 10/20/35(a)	600	596,070
Chile Electricity Lux MPC SARL, 6.01%, 01/20/33(b)	579	591,848
Cia. Cervecerias Unidas SA, 3.35%, 01/19/32(b)	550	474,719
Colbun SA
3.15%, 03/06/30(b)	400	358,000
3.15%, 01/19/32(b)	400	343,750
3.95%, 10/11/27(b)	200	192,860
Empresa Nacional de Telecomunicaciones SA
3.05%, 09/14/32(b)	600	496,536
4.75%, 08/01/26(b)	400	397,375
Enel Americas SA, 4.00%, 10/25/26	262	256,938
Enel Chile SA, 4.88%, 06/12/28	600	594,078
Engie Energia Chile SA
3.40%, 01/28/30(b)	400	356,800
6.38%, 04/17/34(b)	400	407,660
Falabella SA, 3.38%, 01/15/32(b)	400	329,000
GNL Quintero SA, 4.63%, 07/31/29(b)	471	464,577
Interchile SA, 4.50%, 06/30/56(b)	700	576,842
Inversiones CMPC SA
3.00%, 04/06/31(b)	400	342,332
3.85%, 01/13/30(b)	400	370,000
4.38%, 04/04/27(b)(e)	200	196,520
6.13%, 06/23/33(b)	400	408,240
6.13%, 02/26/34(b)	200	203,800
Latam Airlines Group SA
7.88%, 04/15/30(a)	455	455,569
13.38%, 10/15/29(b)	600	690,750
Sable International Finance Ltd., 7.13%, 10/15/32(a)	400	401,316
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/51(b)	600	403,500
5.50%, 09/10/34(a)(e)	600	576,300
6.50%, 11/07/33(b)	400	417,596
Telefonica Moviles Chile SA, 3.54%, 11/18/31(b)	450	345,420
		17,921,472
China — 9.2%
Agricultural Bank of China Ltd./New York, 5.47%, 01/24/27, (1-day SOFR Index + 0.630%)(b)(f)	200	200,136
Alibaba Group Holding Ltd.
2.13%, 02/09/31(e)	400	341,952
2.70%, 02/09/41	200	142,664
3.15%, 02/09/51(e)	400	273,854
3.25%, 02/09/61	200	131,740
3.40%, 12/06/27(e)	500	480,935
4.00%, 12/06/37	200	176,300
4.20%, 12/06/47(e)	400	337,372
4.40%, 12/06/57	200	168,942
4.50%, 11/28/34	200	190,354
Amipeace Ltd.
1.75%, 11/09/26(b)	400	377,552
2.25%, 10/22/30(b)	200	174,646
Baidu Inc.
2.38%, 08/23/31	200	170,984

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
China (continued)
3.63%, 07/06/27	$200	$194,696
4.38%, 03/29/28	200	196,830
Bank of China Ltd./Luxembourg, 1.40%, 04/28/26(b)	400	381,108
Bank of China Ltd./New York, 4.63%, 06/26/26(b)	200	199,628
Bank of China Ltd./Sydney, 5.47%, 06/14/27, (1-day SOFR Index + 0.500%)(b)(f)	200	199,558
Bank of Communications Co. Ltd., 3.80%, (5-year CMT + 3.345%)(b)(d)(f)	600	591,375
Bank of Communications Co. Ltd./Hong Kong
4.88%, 02/28/26(b)	200	200,124
5.73%, 08/01/27, (1-day SOFR Index + 0.550%)(b)(f)	200	199,875
BOC Aviation Ltd.
1.75%, 01/21/26(b)	300	288,939
2.63%, 09/17/30(b)(e)	600	530,994
3.00%, 09/11/29(b)(e)	500	460,055
3.50%, 09/18/27(b)(e)	600	579,426
3.88%, 04/27/26(b)	900	887,211
4.50%, 05/23/28(b)	400	394,772
BOC Aviation USA Corp.
4.63%, 09/04/31(a)	400	393,000
4.88%, 05/03/33(b)(e)	400	396,608
5.00%, 01/17/29(b)	600	602,082
5.25%, 01/14/30(b)	400	406,852
5.75%, 11/09/28(b)	600	618,168
BOCOM International Blossom Ltd., 1.75%, 06/28/26(b)	200	189,376
Bocom Leasing Management Hong Kong Co. Ltd., 5.54%, 06/26/27, (1-day SOFR Index + 0.680%)(b)(f)	200	199,556
CCBL Cayman 1 Corp. Ltd., 1.80%, 07/22/26(b)	200	189,918
CCCI Treasure Ltd., 3.43%, (5-year CMT + 4.998%)(b)(d)(f)	200	198,875
CDBL Funding 2, 2.00%, 03/04/26(b)	200	192,438
Central Plaza Development Ltd., 4.65%, 01/19/26(b)	200	194,098
Chalco Hong Kong Investment Co. Ltd., 2.10%, 07/28/26(b)	200	190,188
Charming Light Investments Ltd., 4.38%, 12/21/27(b)	200	194,438
China Cinda 2020 I Management Ltd.
3.00%, 01/20/31(b)	200	174,870
3.13%, 03/18/30(b)	200	179,418
3.25%, 01/28/27(b)	200	191,508
5.50%, 01/23/30(b)	200	201,266
5.75%, 05/28/29(b)	200	203,016
China Cinda Finance 2017 I Ltd.
4.75%, 02/08/28(b)	200	196,412
4.75%, 02/21/29(b)	200	195,474
China Construction Bank Corp.
2.45%, 06/24/30, (5-year CMT + 2.150%)(b)(f)	600	589,860
2.85%, 01/21/32, (5-year CMT + 1.400%)(b)(f)	600	575,460
China Construction Bank Corp./Hong Kong, 1.46%, 04/22/26(b)	200	190,878
China Construction Bank Corp/Hong Kong, 5.39%, 07/16/27, (1-day SOFR Index + 0.550%)(b)(f)	400	399,608
China Development Bank Financial Leasing Co. Ltd., 2.88%, 09/28/30, (5-year CMT + 2.750%)(b)(f)	200	194,876
China Everbright Bank Co. Ltd./Sydney, 5.56%, 09/20/26, (1-day SOFR Index + 0.630%)(b)(f)	200	200,100
China Everbright Bank Co. Ltd/Hong Kong, 5.66%, 05/14/27, (1-day SOFR + 0.520%)(b)(f)	200	199,500
Security	Par (000)	Value
China (continued)
China Great Wall International Holdings III Ltd., 3.88%, 08/31/27(b)	$200	$191,125
China Modern Dairy Holdings Ltd., 2.13%, 07/14/26(b)	200	188,898
China Overseas Finance Cayman VI Ltd., 6.45%, 06/11/34(b)	200	211,562
China Overseas Finance Cayman VIII Ltd., 2.75%, 03/02/30(b)	200	175,376
China Railway Xunjie Co. Ltd., 4.00%, 07/06/27(b)	200	196,514
China Resources Land Ltd., 3.75%, (5-year CMT + 5.139%)(b)(d)(f)	400	398,912
China State Construction Finance Cayman I Ltd., 3.40%, (5-year CMT + 5.581%)(b)(d)(f)	200	194,126
China Taiping Insurance Holdings Co. Ltd., 6.40%, (5-year CMT + 2.072%)(b)(d)(f)	400	419,875
CICC Hong Kong Finance 2016 MTN Ltd.
5.44%, 07/18/26(b)	200	201,602
5.49%, 03/01/26(b)	200	201,408
5.78%, 01/18/27, (1-day SOFR Index + 0.950%)(b)(f)	200	200,846
CITIC Ltd.
2.85%, 02/25/30(b)	200	181,434
2.88%, 02/17/27(b)	400	385,016
3.88%, 02/28/27(b)	200	196,188
CMB International Leasing Management Ltd., 5.82%, 06/04/27, (1-day SOFR + 0.760%)(b)(f)	200	200,120
CMHI Finance BVI Co. Ltd.
4.00%, 06/01/27(b)	200	196,606
5.00%, 08/06/28(b)	200	201,562
CNOOC Finance 2011 Ltd., 5.75%, 01/26/41(b)	200	216,208
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29	200	185,792
3.30%, 09/30/49	200	151,700
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	400	397,064
CNOOC Petroleum North America ULC, 6.40%, 05/15/37	200	230,700
CNPC HK Overseas Capital Ltd., 5.95%, 04/28/41(b)	200	219,656
Coastal Emerald Ltd., 6.50%, (3-year CMT + 4.781%)(b)(d)(f)	200	207,000
Contemporary Ruiding Development Ltd., 1.50%, 09/09/26(b)	200	187,688
CSCEC Finance Cayman II Ltd., 3.50%, 07/05/27(b)	200	193,812
CSCIF Hong Kong Ltd., 5.75%, 05/31/27, (1-day SOFR Index + 0.670%)(b)(f)	200	199,614
ENN Clean Energy International Investment Ltd., 3.38%, 05/12/26(b)	200	194,067
ENN Energy Holdings Ltd., 4.63%, 05/17/27(b)	200	198,188
Far East Horizon Ltd., 6.63%, 04/16/27(b)	200	201,532
Fortune Star BVI Ltd., 5.95%, 10/19/25(b)	200	197,250
Franshion Brilliant Ltd., 4.25%, 07/23/29(b)	200	167,408
GLP China Holdings Ltd., 2.95%, 03/29/26(b)	200	181,482
Huarong Finance 2017 Co. Ltd.
4.25%, 11/07/27(b)	400	384,016
4.75%, 04/27/27(b)	200	196,000
Huarong Finance 2019 Co. Ltd., 4.50%, 05/29/29(b)	200	191,562
ICBCIL Finance Co. Ltd.
1.75%, 08/02/26(b)	200	189,438
2.70%, 01/27/27(b)	200	190,938
Industrial & Commercial Bank of China Ltd.
3.20%, (5-year CMT + 2.368%)(b)(d)(f)	1,600	1,552,000
4.50%, 01/19/26(b)	200	199,152
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
China (continued)
Industrial & Commercial Bank of China Ltd./Dubai DIFC, 5.76%, 01/19/26, (1-day SOFR Index + 0.930%)(b)(f)	$200	$200,810
Industrial & Commercial Bank of China Ltd./Hong Kong, 1.63%, 10/28/26(b)	200	188,100
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27	250	242,882
Industrial & Commercial Bank of China Ltd./Singapore, 5.43%, 10/25/26, (1-day SOFR Index + 0.600%)(b)(f)	200	200,048
JD.com Inc., 3.38%, 01/14/30	200	186,476
Lenovo Group Ltd.
3.42%, 11/02/30(b)	400	362,625
5.83%, 01/27/28(b)	200	203,500
Longfor Group Holdings Ltd.
3.95%, 09/16/29(b)	200	155,600
4.50%, 01/16/28(b)	200	169,000
Meituan
3.05%, 10/28/30(b)	200	177,063
4.63%, 10/02/29(a)	400	388,176
Pioneer Reward Ltd.
2.00%, 04/09/26(b)	200	191,862
5.25%, 08/09/26(b)	200	201,312
Prosus NV
3.06%, 07/13/31(b)	1,400	1,191,750
3.26%, 01/19/27(b)	600	573,000
3.68%, 01/21/30(b)	800	731,250
3.83%, 02/08/51(b)	900	600,930
4.03%, 08/03/50(b)	800	557,256
4.19%, 01/19/32(b)	800	728,750
4.85%, 07/06/27(b)	400	394,500
4.99%, 01/19/52(b)	900	725,625
SF Holding Investment 2021 Ltd., 3.13%, 11/17/31(b)	200	178,084
SF Holding Investment Ltd., 2.38%, 11/17/26(b)	200	190,250
Shanghai Port Group BVI Development 2 Co. Ltd., 2.38%, 07/13/30(b)	200	177,126
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(b)	200	179,734
Soar Wise Ltd., 5.15%, 03/18/27(b)	200	200,870
Sunac China Holdings Ltd.
6.75%, 09/30/28, (5.75% cash and 6.75% PIK)(b)(g)	100	14,500
7.00%, 09/30/29, (12.00% PIK)(b)(g)	643	90,407
Tencent Holdings Ltd.
1.81%, 01/26/26(b)	200	192,808
2.39%, 06/03/30(b)(e)	600	528,562
2.88%, 04/22/31(b)	200	177,834
3.24%, 06/03/50(b)(e)	400	281,752
3.58%, 04/11/26(b)	200	196,708
3.60%, 01/19/28(b)(e)	300	290,062
3.68%, 04/22/41(b)	200	164,000
3.84%, 04/22/51(b)(e)	600	469,422
3.93%, 01/19/38(b)	200	174,986
3.94%, 04/22/61(b)	200	154,098
3.98%, 04/11/29(b)(e)	600	581,094
4.53%, 04/11/49(b)(e)	400	354,608
Tencent Music Entertainment Group, 2.00%, 09/03/30	200	169,313
Vanke Real Estate Hong Kong Co. Ltd., 3.98%, 11/09/27(b)	200	130,500
Weibo Corp., 3.38%, 07/08/30	200	179,460
West China Cement Ltd., 4.95%, 07/08/26(b)	200	151,400
Westwood Group Holdings Ltd., 2.80%, 01/20/26(b)	200	191,876
Security	Par (000)	Value
China (continued)
Xiaomi Best Time International Ltd.
2.88%, 07/14/31(b)	$200	$173,688
3.38%, 04/29/30(b)	200	182,563
Yanlord Land HK Co. Ltd., 5.13%, 05/20/26(b)	200	188,438
Zhongsheng Group Holdings Ltd., 5.98%, 01/30/28(b)	200	196,388
		40,834,348
Colombia — 3.8%
ABRA Global Finance, 14.00%, 10/22/29, (6.00% cash and 8.00% PIK)(a)(g)	400	404,790
AI Candelaria Spain SA, 5.75%, 06/15/33(b)	400	322,800
Avianca Midco 2 PLC
9.00%, 12/01/28(a)(e)	350	344,642
9.00%, 12/01/28(b)	950	935,455
Banco Davivienda SA, 6.65%, (10-year CMT + 5.097%)(b)(d)(f)	400	335,068
Banco de Bogota SA, 6.25%, 05/12/26(b)	800	800,000
Bancolombia SA
4.63%, 12/18/29, (5-year CMT + 2.944%)(f)	400	397,600
8.63%, 12/24/34, (5-year CMT + 4.320%)(f)	600	623,928
Canacol Energy Ltd., 5.75%, 11/24/28(b)	400	207,500
Colombia Telecomunicaciones SA ESP, 4.95%, 07/17/30(b)	400	344,800
Ecopetrol SA
4.63%, 11/02/31	900	741,600
5.88%, 05/28/45	1,450	1,018,625
5.88%, 11/02/51	550	373,340
6.88%, 04/29/30	1,400	1,363,180
7.38%, 09/18/43(e)	750	646,500
7.75%, 02/01/32	800	780,320
8.38%, 01/19/36	1,250	1,218,125
8.63%, 01/19/29	858	906,992
8.88%, 01/13/33(e)	1,690	1,727,518
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.38%, 12/30/30(b)	600	516,600
Geopark Ltd., 5.50%, 01/17/27(b)	400	376,876
Gran Tierra Energy Inc., 9.50%, 10/15/29(b)	400	368,000
Grupo Aval Ltd., 4.38%, 02/04/30(b)	600	524,628
Grupo de Inversiones Suramericana SA, 5.50%, 04/29/26(b)	400	396,624
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29(b)	400	362,820
SierraCol Energy Andina LLC, 6.00%, 06/15/28(b)	400	362,848
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28(b)	400	397,250
		16,798,429
Czech Republic — 0.1%
Allwyn Entertainment Financing U.K. PLC, 7.88%, 04/30/29(b)	600	617,652
Dominican Republic — 0.1%
Aeropuertos Dominicanos Siglo XXI SA, 7.00%, 06/30/34(b)	600	612,000
Ghana — 0.4%
Kosmos Energy Ltd., 8.75%, 10/01/31(a)	400	390,500
Tullow Oil PLC, 10.25%, 05/15/26(b)	1,398	1,284,412
		1,674,912
Guatemala — 0.8%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 04/27/29(b)	1,050	1,008,000
CT Trust, 5.13%, 02/03/32(b)	600	543,750

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Guatemala (continued)
Investment Energy Resources Ltd., 6.25%, 04/26/29(b)	$600	$578,676
Millicom International Cellular SA
4.50%, 04/27/31(b)(e)	800	718,000
6.25%, 03/25/29(b)	540	534,843
		3,383,269
Hong Kong — 3.8%
AIA Group Ltd.
2.70%, (5-year CMT + 1.758%)(b)(d)(f)	200	192,232
3.20%, 09/16/40(b)(e)	600	460,578
3.38%, 04/07/30(b)	200	186,077
3.60%, 04/09/29(b)	200	190,688
3.90%, 04/06/28(b)	200	194,312
4.50%, 03/16/46(b)	200	180,812
4.88%, 03/11/44(b)	200	190,750
4.95%, 04/04/33(b)(e)	400	398,752
5.38%, 04/05/34(b)	200	202,330
5.40%, 09/30/54(a)	200	193,202
5.63%, 10/25/27(b)	200	205,988
Bank of Communications Hong Kong Ltd.
2.30%, 07/08/31, (5-year CMT + 1.400%)(b)(f)	250	238,750
3.73%, (5-year CMT + 2.525%)(b)(d)(f)	250	248,360
Bank of East Asia Ltd. (The)
4.00%, 05/29/30, (5-year CMT + 3.750%)(b)(f)	250	247,187
4.88%, 04/22/32, (5-year CMT + 2.300%)(b)(f)	250	243,082
5.83%, (5-year CMT + 5.527%)(b)(d)(f)	250	248,282
6.75%, 06/27/34, (5-year CMT + 2.550%)(b)(f)	250	255,100
CAS Capital No. 1 Ltd., 4.00%, (5-year CMT + 3.642%)(b)(d)(f)	400	383,624
Castle Peak Power Finance Co. Ltd., 3.25%, 07/25/27(b)	200	193,500
Cathay Pacific MTN Financing HK Ltd., 4.88%, 08/17/26(b)	200	200,562
China CITIC Bank International Ltd.
4.80%, (5-year CMT + 2.104%)(b)(d)(f)	250	249,375
6.00%, 12/05/33, (5-year CMT + 1.650%)(b)(f)	250	258,047
CLP Power HK Finance Ltd., 3.55%, (5-year CMT + 2.041%)(b)(d)(f)	400	397,200
FWD Group Holdings Ltd.
7.64%, 07/02/31(b)	200	215,376
8.05%, (5-year CMT + 4.865%)(b)(d)(f)	200	199,750
8.40%, 04/05/29(b)	200	211,750
HKT Capital No. 4 Ltd., 3.00%, 07/14/26(b)	200	193,562
HKT Capital No. 5 Ltd., 3.25%, 09/30/29(b)	200	185,063
HKT Capital No. 6 Ltd., 3.00%, 01/18/32(b)	200	173,688
Hongkong Electric Finance Ltd.
1.88%, 08/27/30(b)	200	169,813
2.88%, 05/03/26(b)	200	194,375
Hongkong Land Finance Cayman Islands Co. Ltd. (The)
2.25%, 07/15/31(b)	200	167,375
2.88%, 05/27/30(b)	200	178,938
HPHT Finance 21 II Ltd., 1.50%, 09/17/26(b)	200	187,563
Hysan MTN Ltd., 2.82%, 09/04/29(b)	400	356,628
IFC Development Corporate Treasury Ltd., 3.63%, 04/17/29(b)	200	188,812
JMH Co. Ltd., 2.50%, 04/09/31(b)	200	171,500
Joy Treasure Assets Holdings Inc.
3.50%, 09/24/29(b)	200	183,580
5.75%, 06/06/29(b)	200	202,334
Li & Fung Ltd., 5.25%(b)(d)	200	109,500
Security	Par (000)	Value
Hong Kong (continued)
Link Finance Cayman 2009 Ltd. (The)
2.75%, 01/19/32(b)	$200	$170,813
2.88%, 07/21/26(b)	200	193,594
Melco Resorts Finance Ltd.
5.25%, 04/26/26(b)(e)	400	391,492
5.38%, 12/04/29(b)	1,000	919,375
5.63%, 07/17/27(b)(e)	600	581,812
5.75%, 07/21/28(b)(e)	800	765,248
7.63%, 04/17/32(b)	600	607,590
MTR Corp. Ltd., 1.63%, 08/19/30(b)	400	341,624
Nan Fung Treasury III Ltd., 5.00%(b)(d)	200	150,302
Nanyang Commercial Bank Ltd.
3.80%, 11/20/29, (5-year CMT + 2.180%)(b)(f)	250	249,770
6.00%, 08/06/34, (5-year CMT + 2.100%)(b)(f)	250	252,265
NWD Finance BVI Ltd.
4.13%, (5-year CMT + 5.858%)(b)(d)(f)	400	252,000
4.80%(b)(d)	400	178,860
5.25%, (5-year CMT + 7.889%)(b)(d)(f)	200	168,000
6.25%(b)(d)	200	107,500
NWD MTN Ltd., 4.13%, 07/18/29(b)	200	152,500
Panther Ventures Ltd., 3.50%(b)(d)	200	122,500
PCPD Capital Ltd., 5.13%, 06/18/26(b)	200	178,674
Phoenix Lead Ltd., 4.85%(b)(d)	200	171,966
Prudential Funding Asia PLC
2.95%, 11/03/33, (5-year CMT + 1.517%)(b)(f)	200	182,313
3.13%, 04/14/30(e)	400	368,744
4.88%(b)(d)	200	181,250
Seaspan Corp., 5.50%, 08/01/29(b)	200	188,500
Sun Hung Kai Properties Capital Market Ltd.
2.75%, 05/13/30(b)	200	177,438
2.88%, 01/21/30(b)	200	180,126
Swire Pacific MTN Financing HK Ltd., 2.88%, 01/30/30(b)	200	180,966
Swire Properties MTN Financing Ltd., 3.63%, 01/13/26(b)	200	197,000
Wharf REIC Finance BVI Ltd., 3.50%, 01/17/28(b)	200	191,172
Wheelock MTN BVI Ltd., 2.38%, 01/25/26(b)	200	193,062
		17,044,853
Hungary — 0.3%
OTP Bank Nyrt
7.50%, 05/25/27, (1-year CMT + 3.711%)(b)(f)	400	413,875
8.75%, 05/15/33, (5-year CMT + 5.060%)(b)(f)	700	743,092
		1,156,967
India — 4.5%
ABJA Investment Co. Pte Ltd., 5.45%, 01/24/28(b)	400	404,500
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30(b)	400	352,000
Adani Ports & Special Economic Zone Ltd.
3.10%, 02/02/31(b)	200	165,250
4.00%, 07/30/27(b)	200	190,000
4.20%, 08/04/27(b)	400	381,000
4.38%, 07/03/29(b)	400	371,000
Adani Transmission Step-One Ltd., 4.00%, 08/03/26(b)	200	192,718
Axis Bank Ltd./Gandhinagar, 4.10%, (5-year CMT + 3.315%)(b)(d)(f)	200	191,500
Bharti Airtel Ltd., 3.25%, 06/03/31(b)	200	178,594
CA Magnum Holdings, 5.38%, 10/31/26(b)	600	588,750
Continuum Green Energy India Pvt / Co-Issuers, 7.50%, 06/26/33(b)	200	206,250
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
India (continued)
Delhi International Airport Ltd.
6.13%, 10/31/26(b)	$400	$403,375
6.45%, 06/04/29(b)	200	205,500
Diamond II Ltd., 7.95%, 07/28/26(b)	200	202,500
Greenko Dutch BV, 3.85%, 03/29/26(b)	358	344,396
Greenko Power II Ltd., 4.30%, 12/13/28(b)	520	485,450
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26(b)	200	198,500
HDFC Bank Ltd., 3.70%, (5-year CMT + 2.925%)(b)(d)(f)	600	570,966
HDFC Bank Ltd./Gandhinagar, 5.69%, 03/02/26(b)	400	403,084
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/27(b)	200	194,875
ICICI Bank Ltd./Dubai
3.80%, 12/14/27(b)	200	193,880
4.00%, 03/18/26(b)(e)	450	444,379
Indian Railway Finance Corp. Ltd.
2.80%, 02/10/31(b)	400	349,625
3.25%, 02/13/30(b)	200	182,840
3.57%, 01/21/32(b)(e)	400	361,424
3.84%, 12/13/27(b)	200	193,958
IRB Infrastructure Developers Ltd., 7.11%, 03/11/32(b)	400	407,600
JSW Hydro Energy Ltd., 4.13%, 05/18/31(b)	304	274,075
JSW Steel Ltd.
3.95%, 04/05/27(b)	200	191,688
5.05%, 04/05/32(b)	400	362,610
Muthoot Finance Ltd., 7.13%, 02/14/28(b)(e)	400	406,600
Network i2i Ltd.
3.98%, (5-year CMT + 3.390%)(b)(d)(f)	400	389,875
5.65%, (5-year CMT + 4.274%)(b)(d)(f)	400	399,460
NTPC Ltd., 4.25%, 02/26/26(b)	200	198,094
Oil India International Pte Ltd., 4.00%, 04/21/27(b)	200	195,437
Oil India Ltd., 5.13%, 02/04/29(b)	400	401,375
ONGC Videsh Vankorneft Pte Ltd., 3.75%, 07/27/26(b)	200	195,875
Periama Holdings LLC/DE, 5.95%, 04/19/26(b)	400	398,996
Power Finance Corp. Ltd.
3.35%, 05/16/31(b)	200	178,938
3.95%, 04/23/30(b)(e)	400	374,750
4.50%, 06/18/29(b)	400	387,736
6.15%, 12/06/28(b)	200	206,625
REC Ltd.
2.25%, 09/01/26(b)	200	189,938
4.75%, 09/27/29(a)	200	195,260
5.63%, 04/11/28(b)	400	404,332
Reliance Industries Ltd.
2.88%, 01/12/32(b)	800	689,750
3.63%, 01/12/52(b)	900	652,500
3.67%, 11/30/27(b)	250	241,406
3.75%, 01/12/62(b)	400	283,876
4.88%, 02/10/45(b)	250	229,062
6.25%, 10/19/40(b)	250	267,715
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/28(b)	400	373,000
Shriram Finance Ltd., 6.63%, 04/22/27(b)	400	404,176
State Bank of India, 4.88%, 05/05/28(b)	400	398,000
State Bank of India/London
1.80%, 07/13/26(b)	200	189,750
5.00%, 01/17/29(b)	400	399,876
UPL Corp. Ltd., 4.63%, 06/16/30(b)	200	170,938
Vedanta Resources Finance II PLC
9.25%, 04/23/26(b)	400	397,250
10.88%, 09/17/29(a)	400	410,904
13.88%, 12/09/28(b)	334	335,201
Security	Par (000)	Value
India (continued)
Vedanta Resources Ltd., 13.88%, 12/09/28(b)	$388	$395,760
Wipro IT Services LLC, 1.50%, 06/23/26(b)	400	378,856
		19,933,598
Indonesia — 2.2%
Bank Negara Indonesia Persero Tbk PT
3.75%, 03/30/26(b)	400	388,624
4.30%, (5-year CMT + 3.466%)(b)(d)(f)	600	571,002
5.28%, 04/05/29(b)	400	401,000
Cikarang Listrindo Tbk PT, 4.95%, 09/14/26(b)	400	396,000
Freeport Indonesia PT
4.76%, 04/14/27(b)	700	696,500
5.32%, 04/14/32(b)	1,400	1,379,000
6.20%, 04/14/52(b)	700	707,546
Indofood CBP Sukses Makmur Tbk PT
3.40%, 06/09/31(b)	1,000	892,187
3.54%, 04/27/32(b)	600	533,436
4.75%, 06/09/51(b)	600	498,750
LLPL Capital Pte Ltd., 6.88%, 02/04/39(b)	605	615,681
Medco Maple Tree Pte Ltd., 8.96%, 04/27/29(b)	400	420,500
Minejesa Capital BV
4.63%, 08/10/30(b)	859	838,647
5.63%, 08/10/37(b)	800	749,000
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(b)	800	753,000
		9,840,873
Israel — 3.3%
Bank Hapoalim BM, 3.26%, 01/21/32, (5-year CMT + 2.155%)(a)(b)(f)	800	741,992
Bank Leumi Le-Israel BM
3.28%, 01/29/31, (5-year CMT + 1.631%)(a)(f)	400	380,472
5.13%, 07/27/27(a)(b)	400	398,250
7.13%, 07/18/33, (5-year CMT + 3.466%)(a)(b)(f)	400	401,000
Energian Israel Finance Ltd.
4.88%, 03/30/26(a)(b)	455	441,068
5.38%, 03/30/28(a)(b)	530	477,000
5.88%, 03/30/31(a)(b)	500	425,450
8.50%, 09/30/33(a)(b)	570	540,371
ICL Group Ltd., 6.38%, 05/31/38(a)(b)	535	514,199
Israel Discount Bank Ltd., 5.38%, 01/26/28(a)	600	591,750
Israel Electric Corp. Ltd.
3.75%, 02/22/32(a)(b)	400	340,448
4.25%, 08/14/28(a)(b)	800	754,400
Leviathan Bond Ltd.
6.50%, 06/30/27(a)(b)	400	378,252
6.75%, 06/30/30(a)(b)	425	389,406
Mizrahi Tefahot Bank Ltd., 3.08%, 04/07/31, (5-year CMT + 2.250%)(a)(b)(f)	400	376,576
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36(e)	600	604,500
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	2,525	2,405,063
4.10%, 10/01/46	1,500	1,051,020
4.75%, 05/09/27(e)	800	775,752
5.13%, 05/09/29	750	730,080
6.75%, 03/01/28	900	918,702
7.88%, 09/15/29	400	432,125
8.13%, 09/15/31	400	448,220
		14,516,096
Ivory Coast — 0.1%
QIB Sukuk Ltd., 4.49%, 09/17/29(b)	600	595,878

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Jamaica — 0.3%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S., 9.00%, 05/25/27, (2.25% PIK)(g)	$1,155	$1,162,298
Kazakhstan — 1.2%
KazMunayGas National Co. JSC
3.50%, 04/14/33(b)	600	504,000
5.38%, 04/24/30(b)	1,200	1,182,756
5.75%, 04/19/47(b)	1,200	1,055,520
6.38%, 10/24/48(b)	1,300	1,232,153
Tengizchevroil Finance Co. International Ltd.
3.25%, 08/15/30(b)	800	679,000
4.00%, 08/15/26(b)	900	868,950
		5,522,379
Kuwait — 2.0%
Boubyan Sukuk Ltd., 3.39%, 03/29/27(b)	400	387,875
Burgan Bank SAK, 2.75%, 12/15/31, (5-year CMT + 2.229%)(b)(f)	400	368,624
Equate Sukuk Spc Ltd., 5.00%, 09/05/31(b)	600	605,436
KFH Sukuk Co., 5.01%, 01/17/29(b)	1,000	1,005,937
Kuwait Projects Co. SPC Ltd.
4.23%, 10/29/26(b)	600	556,878
4.50%, 02/23/27(b)	400	369,724
MEGlobal BV
2.63%, 04/28/28(b)	600	544,500
4.25%, 11/03/26(b)	1,200	1,175,625
MEGlobal Canada ULC, 5.88%, 05/18/30(b)	600	618,750
NBK SPC Ltd.
1.63%, 09/15/27, (1-day SOFR + 1.050%)(b)(f)	1,000	940,313
5.50%, 06/06/30, (1-day SOFR + 1.160%)(b)(f)	400	409,625
NBK Tier 1 Financing 2 Ltd., 4.50%, (6-year CMT + 2.832%)(b)(d)(f)	800	784,248
NBK Tier 1 Ltd., 3.63%, (6-year CMT + 2.875%)(b)(d)(f)	600	570,186
Warba Sukuk Ltd., 5.35%, 07/10/29(b)	400	409,196
		8,746,917
Luxembourg — 0.5%
Altice Financing SA
5.00%, 01/15/28(b)	800	672,064
5.75%, 08/15/29(b)	1,600	1,306,816
NewCo Holding USD 20 SARL, 9.38%, 11/07/29(a)	200	199,500
		2,178,380
Macau — 2.6%
Champion Path Holdings Ltd.
4.50%, 01/27/26(b)	400	391,500
4.85%, 01/27/28(b)	500	468,905
MGM China Holdings Ltd.
4.75%, 02/01/27(b)	800	772,224
5.88%, 05/15/26(b)	500	495,625
7.13%, 06/26/31(b)	400	405,000
Sands China Ltd.
2.30%, 03/08/27	600	557,493
2.85%, 03/08/29	600	537,936
3.25%, 08/08/31	500	431,938
3.80%, 01/08/26	600	586,875
4.38%, 06/18/30	600	564,564
5.40%, 08/08/28(e)	1,800	1,791,810
Studio City Finance Ltd.
5.00%, 01/15/29(b)	900	811,163
6.50%, 01/15/28(b)	400	385,000
Security	Par (000)	Value
Macau (continued)
Wynn Macau Ltd.
5.13%, 12/15/29(b)	$800	$741,612
5.50%, 01/15/26(b)	800	790,720
5.50%, 10/01/27(b)	600	580,125
5.63%, 08/26/28(b)	1,200	1,152,060
		11,464,550
Malaysia — 1.4%
Axiata SPV2 Bhd
2.16%, 08/19/30(b)	400	342,736
4.36%, 03/24/26(b)	400	395,936
Axiata SPV5 Labuan Ltd., 3.06%, 08/19/50(b)	800	541,504
CIMB Bank Bhd, 2.13%, 07/20/27(b)	400	373,876
Genm Capital Labuan Ltd., 3.88%, 04/19/31(b)	800	714,250
Gohl Capital Ltd., 4.25%, 01/24/27(b)	1,400	1,366,750
Misc Capital Two Labuan Ltd., 3.75%, 04/06/27(b)	600	583,128
RHB Bank Bhd, 1.66%, 06/29/26(b)	400	378,625
TNB Global Ventures Capital Bhd
3.24%, 10/19/26(b)	800	774,000
4.85%, 11/01/28(b)	700	699,342
		6,170,147
Mexico — 4.7%
Alfa SAB de CV, 6.88%, 03/25/44(b)	200	216,250
Alpek SAB de CV
3.25%, 02/25/31(b)	200	173,688
4.25%, 09/18/29(b)	200	187,020
Alsea SAB de CV, 7.75%, 12/14/26(b)	200	202,812
America Movil SAB de CV
2.88%, 05/07/30	400	358,875
3.63%, 04/22/29	200	188,652
4.38%, 07/16/42	400	345,124
4.38%, 04/22/49	400	338,750
4.70%, 07/21/32	400	386,750
6.13%, 03/30/40	900	941,706
6.38%, 03/01/35	350	378,000
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.38%, 04/11/27(b)	300	293,062
Banco Mercantil del Norte SA/Grand Cayman
5.88%, (5-year CMT + 4.643%)(b)(d)(f)	200	193,500
6.63%, (10-year CMT + 5.034%)(b)(d)(f)	200	181,812
7.50%, (10-year CMT + 5.470%)(b)(d)(f)	200	197,500
7.63%, (10-year CMT + 5.353%)(b)(d)(f)	200	198,375
8.38%, (10-year CMT + 7.760%)(b)(d)(f)	200	206,000
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 7.53%, 10/01/28, (5-year CMT + 2.995%)(b)(f)	600	631,687
BBVA Bancomer SA/Texas
5.13%, 01/18/33, (5-year CMT + 2.650%)(b)(f)	400	374,000
5.88%, 09/13/34, (5-year CMT + 4.308%)(b)(f)	400	376,500
8.13%, 01/08/39, (5-year CMT + 4.214%)(b)(f)	400	412,000
8.45%, 06/29/38, (5-year CMT + 4.661%)(b)(f)	400	418,600
Becle SAB de CV, 2.50%, 10/14/31(b)	200	161,500
Bimbo Bakeries USA Inc.
4.00%, 05/17/51(b)	200	152,000
5.38%, 01/09/36(b)	400	392,620
Borr IHC Ltd./Borr Finance LLC
10.00%, 11/15/28(b)	578	588,887
10.38%, 11/15/30(b)	195	201,000
Braskem Idesa SAPI
6.99%, 02/20/32(b)	400	296,880
7.45%, 11/15/29(b)(e)	400	316,000
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mexico (continued)
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, 7.88%, 02/15/39(b)	$200	$206,176
Cemex SAB de CV
3.88%, 07/11/31(b)	200	178,000
5.20%, 09/17/30(b)	400	392,000
5.45%, 11/19/29(b)	400	397,452
9.13%, (5-year CMT + 5.157%)(b)(d)(f)	400	426,124
Cemex SAB De CV, 5.13%, (5-year CMT + 4.534%)(b)(d)(f)	200	194,122
Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV, 4.96%, 07/18/29(b)	200	192,626
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32(e)	450	356,652
2.75%, 01/22/30	200	180,046
Cometa Energia SA de CV, 6.38%, 04/24/35(b)	153	150,625
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/41(a)	465	464,826
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50	300	222,633
Fresnillo PLC, 4.25%, 10/02/50(b)	400	296,000
Grupo Aeromexico SAB de CV
8.50%, 03/17/27(b)	200	207,640
8.63%, 11/15/31(a)	200	199,250
Grupo Bimbo SAB de CV
4.00%, 09/06/49(b)	200	153,920
4.70%, 11/10/47(b)	400	341,400
4.88%, 06/27/44(b)	200	178,318
Grupo Televisa SAB
5.00%, 05/13/45	200	153,688
5.25%, 05/24/49(e)	200	159,876
6.13%, 01/31/46	200	181,250
6.63%, 01/15/40	400	378,668
Industrias Penoles SAB de CV
4.15%, 09/12/29(b)	200	190,250
4.75%, 08/06/50(b)	400	309,000
Infraestructura Energetica Nova SAPI de CV
4.75%, 01/15/51(b)	200	147,906
4.88%, 01/14/48(b)	200	154,000
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/31(b)	200	171,938
Minera Mexico SA de CV, 4.50%, 01/26/50(b)	400	310,256
Nemak SAB de CV, 3.63%, 06/28/31(b)	200	158,376
Orbia Advance Corp. SAB de CV
1.88%, 05/11/26(b)	200	188,820
2.88%, 05/11/31(b)	200	165,140
4.00%, 10/04/27(b)	200	191,220
5.50%, 01/15/48(b)	200	165,938
5.88%, 09/17/44(b)	200	175,188
Sigma Finance Netherlands BV, 4.88%, 03/27/28(b)	200	198,560
Southern Copper Corp.
5.25%, 11/08/42	476	443,989
5.88%, 04/23/45	570	568,176
6.75%, 04/16/40	400	440,624
7.50%, 07/27/35	300	347,001
Tierra Mojada Luxembourg II SARL, 5.75%, 12/01/40(b)	351	315,481
Total Play Telecomunicaciones SA de CV, 6.38%, 09/20/28(b)	200	111,500
Trust Fibra Uno
4.87%, 01/15/30(b)	400	359,160
5.25%, 01/30/26(b)	200	199,300
Security	Par (000)	Value
Mexico (continued)
6.39%, 01/15/50(b)	$200	$160,188
6.95%, 01/30/44(b)	400	349,625
7.38%, 02/13/34(b)	200	197,980
		20,940,458
Moldova — 0.1%
Aragvi Finance International DAC, 8.45%, 04/29/26(b)	400	397,208
Morocco — 0.8%
OCP SA
3.75%, 06/23/31(b)	700	612,281
5.13%, 06/23/51(b)	800	607,944
6.75%, 05/02/34(b)	1,200	1,251,750
6.88%, 04/25/44(b)	600	589,686
7.50%, 05/02/54(b)	600	620,628
		3,682,289
Netherlands — 0.2%
VEON Holdings BV, 3.38%, 11/25/27(b)	1,000	868,700
Nigeria — 0.7%
Access Bank PLC
6.13%, 09/21/26(b)	600	570,936
9.13%, (5-year CMT + 8.070%)(b)(d)(f)	400	388,000
IHS Holding Ltd.
5.63%, 11/29/26(b)	400	391,816
6.25%, 11/29/28(b)	400	374,920
IHS Netherlands Holdco BV, 8.00%, 09/18/27(b)	850	849,203
SEPLAT Energy PLC, 7.75%, 04/01/26(b)	600	599,063
		3,173,938
Oman — 0.3%
Bank Muscat SAOG, 4.75%, 03/17/26(b)	400	396,000
Otel Sukuk Ltd., 5.38%, 01/24/31(b)	600	602,250
Oztel Holdings SPC Ltd., 6.63%, 04/24/28(b)	550	570,972
		1,569,222
Panama — 0.6%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(b)	1,158	1,023,232
Banco General SA, 4.13%, 08/07/27(b)	400	386,628
C&W Senior Finance Ltd., 6.88%, 09/15/27(b)(e)	881	872,093
Telecomunicaciones Digitales SA, 4.50%, 01/30/30(b)	600	549,186
		2,831,139
Paraguay — 0.1%
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(b)(e)(h)	634	492,489
Peru — 1.9%
Banco de Credito del Peru SA
3.13%, 07/01/30, (5-year CMT + 3.000%)(b)(e)(f)	900	876,780
3.25%, 09/30/31, (5-year CMT + 2.450%)(b)(f)	400	374,600
5.80%, 03/10/35, (5-year CMT + 2.244%)(a)(f)	600	591,300
5.85%, 01/11/29(b)(e)	400	407,368
Cia. de Minas Buenaventura SAA, 5.50%, 07/23/26(b)	600	590,628
Consorcio Transmantaro SA
4.70%, 04/16/34(b)(e)	600	563,100
5.20%, 04/11/38(b)	400	375,000
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 8.55%, 09/18/33(b)	600	655,500
InRetail Consumer, 3.25%, 03/22/28(b)	600	555,750
Kallpa Generacion SA, 4.13%, 08/16/27(b)	600	582,563
Minsur SA, 4.50%, 10/28/31(b)	400	360,750
Niagara Energy SAC, 5.75%, 10/03/34(a)	700	686,000
Peru LNG SRL, 5.38%, 03/22/30(b)	917	821,363

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Peru (continued)
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36(b)	$400	$410,400
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(b)	480	469,800
		8,320,902
Philippines — 1.5%
BDO Unibank Inc., 2.13%, 01/13/26(b)	600	579,187
Globe Telecom Inc., 4.20%, (5-year CMT + 5.527%)(b)(d)(f)	600	582,378
JGSH Philippines Ltd., 4.13%, 07/09/30(b)	600	570,000
Manila Water Co. Inc., 4.38%, 07/30/30(b)	400	383,764
Metropolitan Bank & Trust Co.
2.13%, 01/15/26(b)	400	386,375
5.38%, 03/06/29(b)	400	407,250
5.50%, 03/06/34(b)	600	610,500
Petron Corp., 5.95%, (5-year CMT + 7.574%)(b)(d)(f)	400	397,656
San Miguel Corp., 5.50%, (5-year CMT + 10.237%)(b)(d)(f)	400	396,376
San Miguel Global Power Holdings Corp., 8.75%, (5-year CMT + 7.732%)(b)(d)(f)	600	624,000
SMC Global Power Holdings Corp.
5.45%, (5-year CMT + 7.155%)(b)(d)(f)	800	766,000
5.70%, (5-year CMT + 6.554%)(b)(d)(f)	600	586,332
SMIC SG Holdings Pte Ltd., 5.38%, 07/24/29(b)	400	401,612
		6,691,430
Poland — 0.1%
Canpack SA/Canpack U.S. LLC, 3.88%, 11/15/29(b)	700	631,663
Qatar — 2.0%
ABQ Finance Ltd., 2.00%, 07/06/26(b)	400	380,500
CBQ Finance Ltd.
2.00%, 05/12/26(b)	600	572,250
5.38%, 03/28/29(b)	600	613,314
Commercial Bank PSQC (The), 4.50%, (5-year CMT + 3.874%)(b)(d)(f)	600	583,125
Doha Finance Ltd., 2.38%, 03/31/26(b)	500	481,406
Nakilat Inc., 6.07%, 12/31/33(b)	641	679,621
Ooredoo International Finance Ltd.
2.63%, 04/08/31(b)	1,000	884,063
3.75%, 06/22/26(b)	400	393,625
3.88%, 01/31/28(b)	600	583,326
4.50%, 01/31/43(b)	400	369,625
QIIB Senior Oryx Ltd., 5.25%, 01/24/29(b)	600	613,458
QNB Finance Ltd.
1.38%, 01/26/26(b)	850	811,750
2.75%, 02/12/27(b)	900	860,625
4.88%, 01/30/29(b)	1,000	1,000,000
		8,826,688
Saudi Arabia — 4.7%
Al Rajhi Bank, 6.38%, (5-year CMT + 1.888%)(b)(d)(f)	200	207,563
Al Rajhi Sukuk Ltd., 4.75%, 04/05/28(b)	400	399,625
Almarai Co. JSC, 5.23%, 07/25/33(b)	400	409,624
ANB Sukuk Ltd., 3.33%, 10/28/30, (5-year CMT + 2.974%)(b)(f)	400	388,672
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(b)	400	383,625
Banque Saudi Fransi, 4.75%, 05/31/28(b)	400	399,568
BSF Finance, 5.50%, 11/23/27(b)	200	203,813
Dar Al-Arkan Sukuk Co. Ltd., 8.00%, 02/25/29(b)	200	206,986
EIG Pearl Holdings SARL
3.55%, 08/31/36(b)	400	345,820
Security	Par (000)	Value
Saudi Arabia (continued)
4.39%, 11/30/46(b)	$500	$396,719
Greensaif Pipelines Bidco Sarl, 5.85%, 02/23/36(b)	400	400,628
Greensaif Pipelines Bidco SARL
6.10%, 08/23/42(b)	400	399,500
6.13%, 02/23/38(b)	600	613,500
6.51%, 02/23/42(b)	800	832,250
Riyad Sukuk Ltd., 3.17%, 02/25/30, (5-year CMT + 1.791%)(b)(f)	600	593,250
Riyad Tier 1 Sukuk Ltd., 4.00%, (5-year CMT + 2.170%)(b)(d)(f)	200	189,750
SA Global Sukuk Ltd.
1.60%, 06/17/26(b)	700	663,425
2.69%, 06/17/31(b)	1,000	870,937
4.75%, 10/02/34(a)	200	194,250
SABIC Capital I BV
2.15%, 09/14/30(b)	200	170,938
3.00%, 09/14/50(b)	200	138,626
SABIC Capital II BV, 4.50%, 10/10/28(b)	400	395,375
Saudi Arabian Oil Co.
2.25%, 11/24/30(b)	800	684,144
3.25%, 11/24/50(b)	900	601,551
3.50%, 04/16/29(b)	1,300	1,228,906
3.50%, 11/24/70(b)	800	503,000
4.25%, 04/16/39(b)	1,200	1,056,375
4.38%, 04/16/49(b)	1,100	910,561
5.25%, 07/17/34(b)	800	800,248
5.75%, 07/17/54(b)	800	769,720
5.88%, 07/17/64(b)	600	576,186
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(b)	400	381,125
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(b)	400	393,788
Saudi Electricity Global Sukuk Co. 4, 4.72%, 09/27/28(b)	600	600,187
Saudi Electricity Global Sukuk Co. 5, 2.41%, 09/17/30(b)	200	174,500
Saudi Electricity Sukuk Programme Co.
4.63%, 04/11/33(b)	400	393,500
4.94%, 02/13/29(b)	200	200,820
5.19%, 02/13/34(b)	400	404,376
5.68%, 04/11/53(b)	600	583,500
Saudi Telecom Co., 3.89%, 05/13/29(b)	600	583,312
SNB Funding Ltd.
2.90%, 01/29/27(b)	200	192,250
6.04%, 07/11/29, (1-day SOFR + 1.200%)(b)(f)	200	199,368
SNB Sukuk Ltd., 2.34%, 01/19/27(b)	400	380,750
TMS Issuer SARL, 5.78%, 08/23/32(b)	600	612,300
		21,034,911
Serbia — 0.2%
Telecommunications Co. Telekom Srbija AD Belgrade, 7.00%, 10/28/29(a)	800	800,920
Singapore — 2.9%
DBS Group Holdings Ltd.
1.19%, 03/15/27(b)	800	742,200
1.82%, 03/10/31, (5-year CMT + 1.100%)(b)(f)	400	382,750
3.30%, (5-year CMT + 1.915%)(b)(d)(f)	800	793,750
GLP Pte Ltd., 4.50%, (5-year CMT + 3.735%)(b)(d)(f)	200	118,166
Oversea-Chinese Banking Corp. Ltd.
1.83%, 09/10/30, (5-year CMT + 1.580%)(b)(e)(f)	800	776,500
4.60%, 06/15/32, (5-year CMT + 1.575%)(b)(f)	800	791,250
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Singapore (continued)
5.52%, 05/21/34, (5-year CMT + 1.030%)(b)(f)	$400	$405,820
Puma International Financing SA, 7.75%, 04/25/29(b)	600	612,900
Sats Treasury Pte Ltd., 4.83%, 01/23/29(b)	400	398,500
Singapore Airlines Ltd.
3.00%, 07/20/26(b)	400	388,250
3.38%, 01/19/29(b)	600	565,218
5.25%, 03/21/34(b)	400	407,936
Singapore Telecommunications Ltd., 7.38%, 12/01/31(b)	632	730,157
SingTel Group Treasury Pte Ltd.
1.88%, 06/10/30(b)	600	518,934
2.38%, 10/03/26(b)	400	383,272
2.38%, 08/28/29(b)	600	542,934
3.88%, 08/28/28(b)	400	390,332
Ste Transcore Holdings Inc.
3.38%, 05/05/27(b)	600	582,563
4.13%, 05/23/26(b)	400	396,625
United Overseas Bank Ltd.
1.25%, 04/14/26(b)	600	571,500
1.75%, 03/16/31, (5-year CMT + 1.520%)(b)(f)	400	382,000
2.00%, 10/14/31, (5-year CMT + 1.230%)(b)(e)(f)	800	753,416
3.86%, 10/07/32, (5-year CMT + 1.450%)(b)(f)	800	773,750
Yinson Production Financial Services Pte Ltd., 9.63%, 05/03/29(a)	400	413,500
		12,822,223
Slovenia — 0.1%
Nanshan Life Pte Ltd., 5.45%, 09/11/34(b)	400	389,876
South Africa — 2.4%
Absa Group Ltd., 6.38%, (5-year CMT + 5.411%)(b)(d)(f)	400	390,876
Anglo American Capital PLC
2.63%, 09/10/30(b)	600	522,498
2.88%, 03/17/31(b)	400	349,124
3.88%, 03/16/29(b)	400	380,252
3.95%, 09/10/50(b)	400	303,700
4.75%, 04/10/27(b)	1,400	1,388,464
4.75%, 03/16/52(b)	600	514,674
5.50%, 05/02/33(b)	700	703,717
5.63%, 04/01/30(b)	600	612,000
5.75%, 04/05/34(b)	600	611,190
6.00%, 04/05/54(b)	200	203,828
Bidvest Group U.K. PLC, 3.63%, 09/23/26(b)	600	582,000
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/29(b)	400	410,625
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26(b)	400	284,000
MTN Mauritius Investments Ltd., 6.50%, 10/13/26(b)	400	403,304
Sasol Financing USA LLC
4.38%, 09/18/26	400	385,750
5.50%, 03/18/31(e)	500	430,469
6.50%, 09/27/28(e)	600	583,312
8.75%, 05/03/29(b)	700	722,094
Stillwater Mining Co.
4.00%, 11/16/26(b)	400	376,248
4.50%, 11/16/29(b)	400	327,000
		10,485,125
South Korea — 3.6%
Hanwha Life Insurance Co. Ltd., 3.38%, 02/04/32, (5-year CMT + 1.850%)(b)(f)	400	383,000
Security	Par (000)	Value
South Korea (continued)
Hyundai Capital Services Inc.
1.25%, 02/08/26(b)	$400	$381,148
5.13%, 02/05/27(b)	200	200,687
5.13%, 02/05/29(b)	200	200,062
Hyundai Card Co. Ltd., 5.75%, 04/24/29(b)	200	203,626
KEB Hana Bank
1.25%, 12/16/26(b)	400	372,264
3.25%, 03/30/27(b)	400	387,464
Kookmin Bank
1.38%, 05/06/26(b)	200	190,218
2.50%, 11/04/30(b)(e)	400	341,500
4.63%, 04/21/28(b)	200	198,688
Korea Gas Corp.
2.88%, 07/16/29(b)	400	368,168
3.50%, 07/02/26(b)	200	196,420
6.25%, 01/20/42(b)	400	451,608
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52, (5-year CMT + 2.887%)(b)(f)	400	408,875
LG Chem Ltd.
1.38%, 07/07/26(b)	400	376,125
2.38%, 07/07/31(b)	200	167,875
3.63%, 04/15/29(b)	200	188,375
LG Electronics Inc., 5.63%, 04/24/27(b)	200	202,682
LG Energy Solution Ltd.
5.38%, 07/02/27(b)	400	401,328
5.38%, 07/02/29(b)	400	400,788
5.50%, 07/02/34(b)	400	395,584
5.75%, 09/25/28(b)	400	407,125
NAVER Corp., 1.50%, 03/29/26(b)	400	381,250
NongHyup Bank, 4.88%, 07/03/28(b)	200	200,486
POSCO
5.63%, 01/17/26(b)	400	402,420
5.75%, 01/17/28(b)	600	612,318
Shinhan Bank Co. Ltd.
1.38%, 10/21/26(b)	400	375,080
3.88%, 03/24/26(b)	200	196,438
4.38%, 04/13/32(b)(e)	400	374,696
4.50%, 04/12/28(b)	200	198,125
5.75%, 04/15/34(b)	200	203,126
5.91%, 10/26/28, (1-day SOFR + 1.080%)(b)(f)	200	202,382
Shinhan Financial Group Co. Ltd.
1.35%, 01/10/26(b)(e)	400	382,875
2.88%, (5-year CMT + 2.064%)(b)(d)(f)	400	384,375
3.34%, 02/05/30, (5-year CMT + 1.500%)(b)(e)(f)	200	198,874
SK Battery America Inc.
2.13%, 01/26/26(b)	400	382,528
4.88%, 01/23/27(b)	200	199,714
SK Hynix Inc.
1.50%, 01/19/26(b)	400	383,125
2.38%, 01/19/31(b)	600	508,836
5.50%, 01/16/27(b)	200	201,874
5.50%, 01/16/29(b)	600	606,330
6.25%, 01/17/26(b)	400	405,692
6.38%, 01/17/28(b)	400	414,320
6.50%, 01/17/33(b)	400	429,388
SK On Co. Ltd., 5.38%, 05/11/26(b)	600	603,582
Woori Bank
0.75%, 02/01/26(b)(e)	400	380,250
2.00%, 01/20/27(b)	200	188,750
4.88%, 01/26/28(b)(e)	400	400,875

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Korea (continued)
6.38%, (5-year CMT + 2.277%)(b)(d)(f)	$200	$205,000
		16,246,319
Supranational — 0.6%
Africa Finance Corp., 2.88%, 04/28/28(b)	800	732,750
African Export-Import Bank (The), 2.63%, 05/17/26(b)	600	569,250
Eastern & Southern African Trade & Development Bank (The), 4.13%, 06/30/28(b)	600	544,687
Odebrecht Holdco Finance Ltd., 0.00%, 09/10/58(b)(h)	400	800
QIB Sukuk Ltd., 5.58%, 11/22/28(b)	800	827,912
		2,675,399
Switzerland — 0.2%
Consolidated Energy Finance SA
5.63%, 10/15/28(b)	450	366,750
12.00%, 02/15/31(b)	600	585,180
Oriflame Investment Holding PLC, 5.13%, 05/04/26(b)	400	90,000
		1,041,930
Taiwan — 2.9%
Cathaylife Singapore Pte Ltd., 5.95%, 07/05/34(b)	600	629,532
Foxconn Far East Ltd., 2.50%, 10/28/30(b)	600	522,378
TSMC Arizona Corp.
1.75%, 10/25/26	1,200	1,133,520
2.50%, 10/25/31	1,200	1,037,988
3.13%, 10/25/41	800	630,232
3.25%, 10/25/51	1,000	745,340
3.88%, 04/22/27	800	785,688
4.13%, 04/22/29(e)	400	390,304
4.25%, 04/22/32	1,100	1,064,657
4.50%, 04/22/52(e)	900	848,043
TSMC Global Ltd.
1.00%, 09/28/27(b)	800	721,816
1.25%, 04/23/26(b)	1,000	949,060
1.38%, 09/28/30(b)	1,300	1,074,541
1.75%, 04/23/28(b)	700	631,890
2.25%, 04/23/31(b)	1,300	1,117,324
4.63%, 07/22/32(b)	600	594,450
		12,876,763
Tanzania — 0.2%
HTA Group Ltd/Mauritius, 7.50%, 06/04/29(b)	800	812,880
Thailand — 2.5%
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36, (5-year CMT + 2.150%)(b)(f)	1,000	864,495
3.73%, 09/25/34, (5-year CMT + 1.900%)(b)(f)	1,200	1,094,436
4.30%, 06/15/27(b)	600	592,680
4.45%, 09/19/28(b)(e)	600	590,028
5.00%, (5-year CMT + 4.729%)(b)(d)(f)	600	593,322
5.30%, 09/21/28(b)	400	404,604
5.50%, 09/21/33(b)	600	605,616
5.65%, 07/05/34(b)	800	818,232
GC Treasury Center Co. Ltd., 2.98%, 03/18/31(b)(e)	500	430,030
Kasikornbank PCL, 5.46%, 03/07/28(b)	600	608,062
Kasikornbank PCL/Hong Kong
3.34%, 10/02/31, (5-year CMT + 1.700%)(b)(f)	600	571,938
5.28%, (5-year CMT + 4.940%)(b)(d)(f)	600	595,125
Krung Thai Bank PCL/Cayman Islands, 4.40%, (5-year CMT + 3.530%)(b)(d)(f)	600	586,688
PTT Treasury Center Co. Ltd., 3.70%, 07/16/70(b)(e)	800	555,768
PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/27(b)	400	377,936
3.90%, 12/06/59(b)	400	305,772
Security	Par (000)	Value
Thailand (continued)
Siam Commercial Bank PCL/Cayman Islands, 4.40%, 02/11/29(b)	$400	$390,484
Thaioil Treasury Center Co. Ltd.
3.50%, 10/17/49(b)(e)	600	408,564
5.38%, 11/20/48(b)	600	549,060
		10,942,840
Turkey — 4.1%
Akbank TAS
6.80%, 02/06/26(b)	300	304,893
6.80%, 06/22/31, (5-year CMT + 6.015%)(b)(f)	400	397,500
7.50%, 01/20/30(b)	400	406,756
9.37%, (5-year CMT + 5.270%)(b)(d)(f)	600	613,500
Anadolu Efes Biracilik Ve Malt Sanayii A/S, 3.38%, 06/29/28(b)	400	353,625
Arcelik A/S, 8.50%, 09/25/28(b)	400	418,400
Aydem Yenilenebilir Enerji A/S, 7.75%, 02/02/27(b)	600	595,687
Coca-Cola Icecek A/S, 4.50%, 01/20/29(b)	400	384,375
Eregli Demir ve Celik Fabrikalari TAS, 8.38%, 07/23/29(b)	800	820,000
Ford Otomotiv Sanayi AS, 7.13%, 04/25/29(b)	400	405,000
Limak Cimento Sanayi ve Ticaret AS, 9.75%, 07/25/29(b)	400	388,000
Mersin Uluslararasi Liman Isletmeciligi AS, 8.25%, 11/15/28(b)	600	621,000
Pegasus Hava Tasimaciligi AS, 8.00%, 09/11/31(a)	400	395,000
QNB Bank AS, 7.25%, 05/21/29(b)	200	208,312
Sisecam U.K. PLC
8.25%, 05/02/29(b)	600	614,628
8.63%, 05/02/32(b)	600	612,000
Turk Telekomunikasyon AS, 7.38%, 05/20/29(b)	400	406,848
Turkcell Iletisim Hizmetleri AS, 5.80%, 04/11/28(b)	300	291,469
Turkiye Garanti Bankasi AS
7.18%, 05/24/27, (5-year USD ICE Swap + 4.220%)(b)(f)	600	604,500
8.38%, 02/28/34, (5-year CMT + 4.090%)(b)(f)	400	408,500
Turkiye Is Bankasi AS
7.75%, 06/12/29(b)	400	411,800
7.75%, 01/22/30, (5-year CMT + 6.119%)(b)(f)	700	701,094
9.19%, 06/29/28, (5-year USD Swap + 5.117%)(b)(f)	400	426,500
Turkiye Vakiflar Bankasi TAO
6.50%, 01/08/26(b)	500	503,635
8.99%, 10/05/34, (5-year CMT + 4.669%)(b)(f)	600	620,250
9.00%, 10/12/28(b)	800	859,104
10.12%, (5-year CMT + 5.493%)(b)(d)(f)	400	422,124
Ulker Biskuvi Sanayi AS, 7.88%, 07/08/31(b)	400	409,000
Vestel Elektronik Sanayi ve Ticaret AS, 9.75%, 05/15/29(b)	400	399,000
WE Soda Investments Holding PLC
9.38%, 02/14/31(b)	400	411,500
9.50%, 10/06/28(b)	800	826,500
Yapi ve Kredi Bankasi A/S
7.13%, 10/10/29(a)	200	201,100
7.88%, 01/22/31, (5-year CMT + 7.415%)(b)(f)	400	404,625
9.25%, 10/16/28(b)	800	870,000
9.25%, 01/17/34, (5-year CMT + 5.278%)(b)(f)	600	631,125
9.74%, (5-year CMT + 5.499%)(b)(d)(f)	400	414,000
Zorlu Enerji Elektrik Uretim AS, 11.00%, 04/23/30(a)(e)	400	399,648
		18,160,998
Ukraine — 0.2%
Metinvest BV, 7.75%, 10/17/29(b)	400	254,000
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ukraine (continued)
MHP Lux SA, 6.95%, 04/03/26(b)	$500	$447,500
		701,500
United Arab Emirates — 5.1%
Abu Dhabi Commercial Bank PJSC
3.50%, 03/31/27(b)	400	389,000
5.38%, 07/18/28(b)	200	204,376
5.50%, 01/12/29(b)	200	205,938
8.00%, (5-year CMT + 3.524%)(b)(d)(f)	400	430,252
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28(b)	400	365,375
3.40%, 04/29/51(b)	400	289,500
4.00%, 10/03/49(b)	200	162,436
4.38%, 06/22/26(b)	400	396,652
4.38%, 01/24/29(b)	200	197,094
4.38%, 10/09/31(a)	200	194,800
4.70%, 04/24/33(b)	400	394,000
4.75%, 03/09/37(a)	200	193,000
4.88%, 04/23/30(b)	400	402,156
6.50%, 10/27/36(b)	300	337,875
Abu Dhabi Ports Co. PJSC, 2.50%, 05/06/31(b)	500	431,750
Adib Capital Invest 3 Ltd., 7.25%, (5-year CMT + 3.059%)(b)(d)(f)	400	426,000
Adib Sukuk Co. II Ltd., 5.70%, 11/15/28(b)	200	206,500
Aldar Investment Properties Sukuk Ltd.
4.88%, 05/24/33(b)	200	198,313
5.50%, 05/16/34(b)	200	206,000
Aldar Sukuk No. 2 Ltd., 3.88%, 10/22/29(b)	200	191,063
Arada Sukuk Ltd., 8.13%, 06/08/27(b)	200	209,062
Binghatti Sukuk SPC Ltd., 9.63%, 02/28/27(b)	200	205,278
BOS Funding Ltd., 7.00%, 03/14/28(b)	200	208,187
Commercial Bank of Dubai PSC
5.32%, 06/14/28(b)	200	202,437
6.00%, (6-year CMT + 5.597%)(b)(d)(f)	400	398,250
DIB Sukuk Ltd.
1.96%, 06/22/26(b)	400	379,812
2.74%, 02/16/27(b)	400	381,375
2.95%, 01/16/26(b)	600	583,947
4.80%, 08/16/28(b)	200	200,437
5.49%, 11/30/27(b)	400	408,250
DIB Tier 1 Sukuk 3 Ltd., 6.25%, (6-year CMT + 3.664%)(b)(d)(f)	400	399,125
DIB Tier 1 Sukuk 4 Ltd., 4.63%, (6-year CMT + 4.077%)(b)(d)(f)	400	390,250
EI Sukuk Co. Ltd., 5.43%, 05/28/29(b)	400	411,500
Emaar Sukuk Ltd.
3.64%, 09/15/26(b)	200	195,500
3.70%, 07/06/31(b)	200	186,750
3.88%, 09/17/29(b)	400	383,625
Emirates NBD Bank PJSC
1.64%, 01/13/26(b)	400	384,000
4.25%, (6-year CMT + 3.155%)(b)(d)(f)	400	382,000
5.63%, 10/21/27(b)	200	205,000
5.88%, 10/11/28(b)	400	415,500
6.13%, (6-year CMT + 3.656%)(b)(d)(f)	400	398,000
6.13%, (6-year CMT + 5.702%)(b)(d)(f)	200	200,250
Esic Sukuk Ltd., 5.83%, 02/14/29(b)	200	203,876
Fab Sukuk Co. Ltd.
1.41%, 01/14/26(b)	200	191,764
2.59%, 03/02/27(b)	200	191,375
4.58%, 01/17/28(b)	200	200,062
4.78%, 01/23/29(b)	200	200,312
Security	Par (000)	Value
United Arab Emirates (continued)
First Abu Dhabi Bank PJSC
4.38%, 04/24/28(b)	$400	$394,500
4.50%, (5-year CMT + 4.138%)(b)(d)(f)	400	391,376
4.77%, 06/06/28(b)	200	199,876
5.00%, 02/28/29(b)	400	401,876
5.13%, 10/13/27(b)	400	403,500
5.80%, 01/16/35, (5-year CMT + 1.550%)(b)(f)	200	201,500
6.03%, 01/29/29, (1-day SOFR + 1.200%)(b)(f)	200	200,000
6.32%, 04/04/34, (5-year CMT + 1.700%)(b)(f)	400	410,500
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 09/30/27(b)	193	182,822
2.16%, 03/31/34(b)	619	537,164
2.63%, 03/31/36(b)	600	495,150
2.94%, 09/30/40(b)	720	579,433
3.25%, 09/30/40(b)	600	464,814
MAF Global Securities Ltd., 7.88%, (5-year CMT + 4.893%)(b)(d)(f)	200	206,437
MAF Sukuk Ltd.
3.93%, 02/28/30(b)	200	190,875
4.64%, 05/14/29(b)	400	395,750
5.00%, 06/01/33(b)	200	200,438
Masdar Abu Dhabi Future Energy Co.
4.88%, 07/25/29(b)	200	199,266
4.88%, 07/25/33(b)	200	196,563
5.25%, 07/25/34(b)	200	200,066
Mashreqbank PSC
7.13%, (5-year CMT + 2.705%)(b)(d)(f)	200	207,437
7.88%, 02/24/33, (5-year CMT + 3.997%)(b)(f)	200	213,126
National Bank of Ras Al-Khaimah PSC, 5.38%, 07/25/29(b)	200	203,000
National Central Cooling Co. PJSC, 2.50%, 10/21/27(b)	200	185,813
Ruwais Power Co. PJSC, 6.00%, 08/31/36(b)	400	415,375
SF Holding Investment Ltd., 2.88%, 02/20/30(b)	200	180,836
Shelf Drilling Holdings Ltd., 9.63%, 04/15/29(b)(e)	579	522,359
SIB Sukuk Co. III Ltd., 5.25%, 07/03/29(b)	200	203,688
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(b)	189	159,403
		22,680,947
United Kingdom — 3.0%
CK Hutchison International 16 Ltd., 2.75%, 10/03/26(b)	200	192,750
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(b)	200	192,094
CK Hutchison International 17 Ltd., 3.50%, 04/05/27(b)	200	194,608
CK Hutchison International 19 II Ltd.
2.75%, 09/06/29(b)	200	182,114
3.38%, 09/06/49(b)	400	295,272
CK Hutchison International 20 Ltd.
2.50%, 05/08/30(b)	200	176,938
3.38%, 05/08/50(b)	400	295,500
CK Hutchison International 21 Ltd.
1.50%, 04/15/26(b)	200	190,740
2.50%, 04/15/31(b)	400	344,624
CK Hutchison International 23 Ltd.
4.75%, 04/21/28(b)	200	199,552
4.88%, 04/21/33(b)	400	394,500
CK Hutchison International 24 Ltd.
5.38%, 04/26/29(b)	200	204,092
5.50%, 04/26/34(b)	400	409,644

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Kingdom (continued)
Hutchison Whampoa International Ltd., 7.45%, 11/24/33(b)	$305	$353,690
Standard Chartered PLC
2.61%, 01/12/28, (5-year CMT + 1.180%)(b)(f)	200	189,590
2.68%, 06/29/32, (1-year CMT + 1.200%)(b)(f)	1,000	849,620
3.27%, 02/18/36, (5-year CMT + 2.300%)(b)(f)	400	350,360
3.60%, 01/12/33, (1-year CMT + 1.900%)(b)(f)	200	175,186
4.05%, 04/12/26(b)	600	592,764
4.30%, (5-year CMT + 3.135%)(b)(d)(f)	600	529,800
4.31%, 05/21/30, (3-mo. LIBOR US + 1.910%)(b)(f)	400	385,592
4.64%, 04/01/31, (1-year CMT + 3.850%)(b)(f)	500	485,535
4.75%, (5-year CMT + 3.805%)(b)(d)(f)	400	336,500
5.30%, 01/09/43(b)	200	191,610
5.69%, 05/14/28, (1-year CMT + 1.050%)(b)(f)	400	405,224
5.91%, 05/14/35, (1-year CMT + 1.450%)(b)(f)	400	409,884
6.00%, (5-year CMT + 5.661%)(b)(d)(f)	400	398,500
6.10%, 01/11/35, (1-year CMT + 2.100%)(b)(f)	200	208,302
6.17%, 01/09/27, (1-year CMT + 2.050%)(b)(f)	1,000	1,011,860
6.19%, 07/06/27, (1-year CMT + 1.850%)(b)(f)	400	406,996
6.30%, 01/09/29, (1-year CMT + 2.450%)(b)(f)	800	825,936
6.30%, 07/06/34, (1-year CMT + 2.580%)(b)(f)	400	420,804
7.02%, 02/08/30, (1-year CMT + 2.200%)(b)(f)	200	213,290
7.75%, (5-year CMT + 4.976%)(b)(d)(f)	400	411,000
7.77%, 11/16/28, (1-year CMT + 3.450%)(b)(f)	800	858,456
7.88%, (5-year CMT + 3.574%)(b)(d)(f)	200	207,500
		13,490,427
United States — 1.8%
AES Andes SA, 6.30%, 03/15/29(b)	200	203,812
Bimbo Bakeries USA Inc.
6.05%, 01/15/29(b)	200	205,830
6.40%, 01/15/34(b)	200	211,700
China Cinda Finance 2017 I Ltd., 4.40%, 03/09/27(b)	200	195,808
China Overseas Finance Cayman III Ltd., 6.38%, 10/29/43(b)	200	205,500
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	200	196,578
GCC SAB de CV, 3.61%, 04/20/32(b)	200	174,092
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
2.50%, 01/15/27	200	189,481
3.00%, 02/02/29	200	183,079
3.00%, 05/15/32	250	210,191
3.63%, 01/15/32	200	176,068
4.38%, 02/02/52	300	229,664
5.13%, 02/01/28	303	302,268
5.50%, 01/15/30	400	398,463
5.75%, 04/01/33	475	479,004
6.50%, 12/01/52(e)	450	461,092
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL
6.75%, 03/15/34(b)	386	413,947
7.25%, 11/15/53(b)	300	335,452
Las Vegas Sands Corp.
3.90%, 08/08/29(e)	800	747,754
5.90%, 06/01/27(e)	700	710,211
6.00%, 08/15/29(e)	400	407,349
6.20%, 08/15/34(e)	400	407,079
Playtika Holding Corp., 4.25%, 03/15/29(b)	390	350,267
Sagicor Financial Co. Ltd., 5.30%, 05/13/28(b)	600	582,750
		7,977,439
Security	Par (000)	Value
Vietnam — 0.1%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(b)	$422	$409,783
Zambia — 0.9%
First Quantum Minerals Ltd.
6.88%, 10/15/27(b)	1,300	1,284,907
8.63%, 06/01/31(b)	1,200	1,209,000
9.38%, 03/01/29(b)	1,450	1,536,434
		4,030,341
Total Corporate Bonds & Notes — 96.6% (Cost: $441,522,078)		429,333,660
Foreign Government Obligations(i)
Senegal — 0.1%
Africa Finance Corp., 5.55%, 10/08/29(a)	400	400,000
South Korea — 0.9%
Industrial Bank of Korea
4.00%, 09/30/29(a)	200	195,164
5.38%, 10/04/28(b)	200	205,438
Korea Electric Power Corp, 4.88%, 01/31/27(b)	600	601,962
Korea Electric Power Corp.
5.38%, 04/06/26(b)	200	201,562
5.38%, 07/31/26(b)	600	605,850
Korea Expressway Corp.
1.13%, 05/17/26(b)	200	189,096
5.00%, 05/14/27(b)	400	404,336
Korea Gas Corp.
3.88%, 07/13/27(b)	200	196,312
4.88%, 07/05/28(b)	200	200,562
5.00%, 07/08/29(b)	200	201,772
Korea Hydro & Nuclear Power Co. Ltd.
1.25%, 04/27/26(b)	400	379,784
4.25%, 07/27/27(b)	600	593,298
		3,975,136
Supranational — 0.4%
Africa Finance Corp.
3.75%, 10/30/29(b)	400	367,500
4.38%, 04/17/26(b)	600	590,364
African Export-Import Bank (The)
3.80%, 05/17/31(b)	600	527,628
3.99%, 09/21/29(b)	600	557,813
		2,043,305
Turkey — 0.1%
Turkiye Vakiflar Bankasi TAO, 5.50%, 10/01/26(b)	400	397,500
Total Foreign Government Obligations — 1.5% (Cost: $6,890,015)		6,815,941
Total Long-Term Investments — 98.1% (Cost: $448,412,093)		436,149,601
	Shares
Short-Term Securities
Money Market Funds — 10.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(j)(k)(l)	39,072,928	39,100,279
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(j)(k)	5,180,000	$5,180,000
Total Short-Term Securities — 10.0% (Cost: $44,263,295)		44,280,279
Total Investments — 108.1% (Cost: $492,675,388)		480,429,880
Liabilities in Excess of Other Assets — (8.1)%		(35,997,375)
Net Assets — 100.0%		$444,432,505

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Perpetual security with no stated maturity date.
(e)	All or a portion of this security is on loan.
(f)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Zero-coupon bond.
(i)	U.S. dollar denominated security issued by foreign domiciled entity.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$21,316,201	$17,779,433 (a)	$—	$594	$4,051	$39,100,279	39,072,928	$163,921 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,390,000	—	(210,000)(a)	—	—	5,180,000	5,180,000	134,020	—
				$594	$4,051	$44,280,279		$297,941	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$429,333,660	$—	$429,333,660
Foreign Government Obligations	—	6,815,941	—	6,815,941
Short-Term Securities
Money Market Funds	44,280,279	—	—	44,280,279
	$44,280,279	$436,149,601	$—	$480,429,880
See notes to financial statements.

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments
October 31, 2024
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Argentina — 0.6%
Telecom Argentina SA
9.50%, 07/18/31(a)	$200	$207,000
9.50%, 07/18/31(b)	300	310,500
YPF SA
6.95%, 07/21/27(b)	402	393,035
7.00%, 09/30/33(b)	350	336,438
7.00%, 12/15/47(b)	325	273,247
8.75%, 09/11/31(a)	400	408,860
9.00%, 06/30/29(b)	575	592,969
9.50%, 01/17/31(b)	400	419,800
		2,941,849
Azerbaijan — 0.3%
Southern Gas Corridor CJSC, 6.88%, 03/24/26(b)	1,200	1,223,628
Bahrain — 0.3%
AUB Sukuk Ltd., 2.62%, 09/09/26(b)	200	189,874
Bapco Energies BSCC, 7.50%, 10/25/27(b)	600	619,125
BBK BSC, 6.88%, 06/06/29(b)	400	413,752
		1,222,751
Brazil — 7.8%
3R Lux SARL, 9.75%, 02/05/31(b)	400	413,500
Acu Petroleo Luxembourg SARL, 7.50%, 01/13/32(b)	472	474,050
Aegea Finance SARL
6.75%, 05/20/29(b)	400	396,750
9.00%, 01/20/31(b)	400	425,000
Amaggi Luxembourg International SARL, 5.25%, 01/28/28(b)	600	576,938
Ambipar Lux SARL, 9.88%, 02/06/31(b)	400	409,376
Azul Secured Finance LLP
10.88%, 05/28/30(b)	375	241,875
11.93%, 08/28/28(b)	600	584,250
B3 SA - Brasil Bolsa Balcao, 4.13%, 09/20/31(b)	400	358,060
Banco Bradesco SA/Cayman Islands, 4.38%, 03/18/27(b)	400	393,004
Banco BTG Pactual SA/Cayman Islands
2.75%, 01/11/26(b)(c)	200	192,750
5.75%, 01/22/30(a)	200	197,420
6.25%, 04/08/29(b)	400	409,200
Banco do Brasil SA
3.25%, 09/30/26(b)	400	384,408
4.88%, 01/11/29(b)	400	388,875
6.00%, 03/18/31(b)	400	399,640
6.25%, 04/18/30(b)	600	613,500
8.75%, (10-year CMT + 4.398%)(b)(c)(d)(e)	1,000	1,015,937
Braskem America Finance Co., 7.13%, 07/22/41(b)(c)	400	366,600
Braskem Netherlands Finance BV
4.50%, 01/10/28(b)	800	748,240
4.50%, 01/31/30(b)(c)	800	694,200
5.88%, 01/31/50(b)	600	445,500
7.25%, 02/13/33(b)	600	581,625
8.00%, 10/15/34(a)	400	398,152
8.50%, 01/12/31(b)	600	620,400
BRF SA
4.88%, 01/24/30(b)	400	373,000
5.75%, 09/21/50(b)	400	328,000
Centrais Eletricas Brasileiras SA
4.63%, 02/04/30(b)	400	372,088
6.50%, 01/11/35(a)(c)	400	391,600
Security	Par (000)	Value
Brazil (continued)
Cosan Luxembourg SA
5.50%, 09/20/29(b)	$400	$385,752
7.25%, 06/27/31(b)	400	406,500
7.50%, 06/27/30(b)	400	411,625
Cosan Overseas Ltd., 8.25%(b)(d)	200	202,540
CSN Inova Ventures, 6.75%, 01/28/28(b)	600	573,563
CSN Resources SA
4.63%, 06/10/31(b)	600	475,125
5.88%, 04/08/32(b)	400	331,400
8.88%, 12/05/30(b)	400	401,204
FS Luxembourg SARL, 8.88%, 02/12/31(b)	400	408,232
Itau Unibanco Holding SA/Cayman Island
3.88%, 04/15/31, (5-year CMT + 3.446%)(b)(c)(e)	400	391,500
4.50%, 11/21/29, (5-year CMT + 2.822%)(b)(c)(e)	400	398,875
4.63%, (5-year CMT + 3.222%)(b)(d)(e)	200	193,160
7.72%, (5-year CMT + 3.981%)(b)(d)(e)	800	799,368
7.86%, (5-year CMT + 3.863%)(b)(d)	400	400,580
Klabin Austria GmbH
3.20%, 01/12/31(b)	200	171,200
5.75%, 04/03/29(b)	600	599,400
7.00%, 04/03/49(b)	400	417,920
LD Celulose International GmbH, 7.95%, 01/26/32(a)	400	408,800
MARB BondCo PLC, 3.95%, 01/29/31(b)	800	690,400
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(b)	1,123	945,808
MercadoLibre Inc., 3.13%, 01/14/31(c)	400	347,624
Minerva Luxembourg SA
4.38%, 03/18/31(b)	800	673,000
8.88%, 09/13/33(b)	600	627,000
Movida Europe SA, 7.85%, 04/11/29(b)	400	379,000
NBM U.S. Holdings Inc., 7.00%, 05/14/26(b)	400	400,500
Petrobras Global Finance BV
5.50%, 06/10/51(c)	400	324,000
5.60%, 01/03/31(c)	575	569,070
6.00%, 01/27/28(c)	726	734,276
6.00%, 01/13/35	450	435,911
6.50%, 07/03/33(c)	500	508,805
6.75%, 01/27/41	500	492,650
6.85%(c)	900	834,300
6.88%, 01/20/40(c)	450	450,281
7.25%, 03/17/44(c)	516	532,610
7.38%, 01/17/27(c)	500	519,830
Petrorio Luxembourg Holding SARL, 6.13%, 06/09/26(b)	400	399,112
Rede D'or Finance SARL
4.50%, 01/22/30(b)	300	277,125
4.95%, 01/17/28(b)	400	389,500
Rumo Luxembourg SARL
4.20%, 01/18/32(b)	200	173,340
5.25%, 01/10/28(b)	400	391,200
Samarco Mineracao SA
9.00%, 06/30/31, (9.00% PIK)(a)(c)(f)	2,046	1,935,056
9.00%, 06/30/31, (9.00% PIK)(b)(f)	414	391,196
Simpar Europe SA, 5.20%, 01/26/31(b)	400	329,875
Trident Energy Finance PLC, 12.50%, 11/30/29(b)	400	420,250
XP Inc., 6.75%, 07/02/29(b)	400	401,500
Yinson Boronia Production BV, 8.95%, 07/31/42(b)	600	634,740
		35,778,641
Burkina Faso — 0.1%
Endeavour Mining PLC, 5.00%, 10/14/26(b)	400	385,624
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cayman Islands — 0.2%
Alinma Tier 1 Sukuk Ltd., 6.50%, (5-year CMT + 2.201%)(b)(d)(e)	$600	$619,875
Arabian Centres Sukuk III Ltd., 9.50%, 03/06/29(b)	400	413,624
		1,033,499
Chile — 0.8%
AES Andes SA, 8.15%, 06/10/55, (5-year CMT + 3.835%)(b)(e)	200	204,000
Agrosuper SA, 4.60%, 01/20/32(b)	350	315,000
Banco de Credito e Inversiones SA
7.50%, (5-year CMT + 3.767%)(a)(d)(e)	200	199,426
8.75%, (5-year CMT + 4.944%)(b)(d)(e)	400	422,000
Chile Electricity Lux MPC II SARL, 5.58%, 10/20/35(a)	400	397,380
Falabella SA, 3.38%, 01/15/32(b)	400	329,000
Latam Airlines Group SA
7.88%, 04/15/30(a)	655	655,819
13.38%, 10/15/29(b)	400	460,500
Sable International Finance Ltd., 7.13%, 10/15/32(a)(c)	600	601,974
Telefonica Moviles Chile SA, 3.54%, 11/18/31	300	230,280
		3,815,379
China — 2.7%
Bank of Communications Co. Ltd., 3.80%, (5-year CMT + 3.345%)(b)(d)(e)	1,600	1,577,000
Central Plaza Development Ltd., 5.75%, (5-year CMT + 8.066%)(b)(d)(e)	600	598,248
Fortune Star BVI Ltd.
5.00%, 05/18/26(b)	400	383,132
5.05%, 01/27/27(b)	400	375,124
Franshion Brilliant Ltd.
4.25%, 07/23/29(b)	400	334,816
6.00%, (5-year CMT + 5.584%)(b)(d)(e)	200	193,938
GLP China Holdings Ltd., 2.95%, 03/29/26(b)	600	544,446
Guojing Capital BVI Ltd., 6.30%, 12/02/25(b)	200	201,492
Huarong Finance 2017 Co. Ltd.
4.25%, 11/07/27(b)	600	576,024
4.75%, 04/27/27(b)	600	588,000
Huarong Finance 2019 Co. Ltd., 4.50%, 05/29/29(b)	400	383,124
Industrial & Commercial Bank of China Ltd., 3.20%, (5-year CMT + 2.368%)(b)(d)(e)	4,100	3,977,000
Longfor Group Holdings Ltd.
3.95%, 09/16/29(b)	600	466,800
4.50%, 01/16/28(b)	200	169,000
Sunac China Holdings Ltd.
6.25%, 09/30/27, (5.25% Cash and 6.25% PIK)(b)(f)(g)(h)	1,064	173,517
6.75%, 09/30/28, (5.75% cash and 6.75% PIK)(b)(f)	450	65,250
6.75%, 09/30/28, (5.75% Cash and 6.75% PIK)(b)(f)	207	29,979
7.00%, 09/30/29, (12.00% PIK)(b)(f)	1,285	180,814
Vanke Real Estate Hong Kong Co. Ltd., 3.98%, 11/09/27(b)	800	522,000
West China Cement Ltd., 4.95%, 07/08/26(b)	400	302,800
Westwood Group Holdings Ltd., 2.80%, 01/20/26(b)	400	383,752
Yanlord Land HK Co. Ltd., 5.13%, 05/20/26(b)	400	376,876
		12,403,132
Colombia — 3.0%
ABRA Global Finance, 14.00%, 10/22/29, (6.00% cash and 8.00% PIK)(a)(f)	200	202,395
AI Candelaria Spain SA, 5.75%, 06/15/33(b)	400	322,800
Avianca Midco 2 PLC, 9.00%, 12/01/28(b)	950	935,456
Banco Davivienda SA, 6.65%, (10-year CMT + 5.097%)(b)(d)	400	335,068
Security	Par (000)	Value
Colombia (continued)
Banco de Bogota SA, 6.25%, 05/12/26(b)	$600	$600,000
Bancolombia SA
4.63%, 12/18/29, (5-year CMT + 2.944%)(e)	400	397,600
8.63%, 12/24/34, (5-year CMT + 4.320%)(e)	400	415,952
Canacol Energy Ltd., 5.75%, 11/24/28(b)	200	103,750
Colombia Telecomunicaciones SA ESP, 4.95%, 07/17/30(b)	400	344,800
Ecopetrol SA
4.63%, 11/02/31	700	576,800
5.88%, 05/28/45	1,240	871,100
5.88%, 11/02/51(c)	450	305,460
6.88%, 04/29/30	1,200	1,168,440
7.38%, 09/18/43(c)	500	431,000
7.75%, 02/01/32	1,000	975,400
8.38%, 01/19/36	1,150	1,120,675
8.63%, 01/19/29	700	739,970
8.88%, 01/13/33	1,450	1,482,190
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.38%, 12/30/30(b)	400	344,400
Geopark Ltd., 5.50%, 01/17/27(b)	400	376,876
Gran Tierra Energy Inc., 9.50%, 10/15/29(b)	400	368,000
Grupo Aval Ltd., 4.38%, 02/04/30(b)	600	524,628
Grupo de Inversiones Suramericana SA, 5.50%, 04/29/26(b)	400	396,624
SierraCol Energy Andina LLC, 6.00%, 06/15/28(b)	400	362,848
		13,702,232
Czech Republic — 0.1%
Allwyn Entertainment Financing U.K. PLC, 7.88%, 04/30/29(b)	400	411,768
Dominican Republic — 0.1%
Aeropuertos Dominicanos Siglo XXI SA, 7.00%, 06/30/34	400	408,000
Ghana — 0.3%
Kosmos Energy Ltd., 8.75%, 10/01/31(a)	400	390,500
Tullow Oil PLC, 10.25%, 05/15/26(b)	808	742,350
		1,132,850
Guatemala — 0.5%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 04/27/29(b)	600	576,000
CT Trust, 5.13%, 02/03/32(b)	400	362,500
Investment Energy Resources Ltd., 6.25%, 04/26/29(b)	400	385,784
Millicom International Cellular SA
4.50%, 04/27/31(b)(c)	600	538,500
6.25%, 03/25/29(b)	360	356,562
		2,219,346
Hong Kong — 2.1%
Bank of Communications Hong Kong Ltd., 3.73%, (5-year CMT + 2.525%)(b)(d)(e)	250	248,360
Bank of East Asia Ltd. (The), 5.83%, (5-year CMT + 5.527%)(b)(d)(e)	500	496,565
CAS Capital No. 1 Ltd., 4.00%, (5-year CMT + 3.642%)(b)(d)(e)	400	383,624
Cathay Pacific MTN Financing HK Ltd., 4.88%, 08/17/26(b)	400	401,124
China CITIC Bank International Ltd.
3.25%, (5-year CMT + 2.530%)(b)(d)(e)	500	485,000
4.80%, (5-year CMT + 2.104%)(b)(d)(e)	250	249,375

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hong Kong (continued)
FWD Group Holdings Ltd.
8.05%, (5-year CMT + 4.865%)(b)(d)(e)	$400	$399,500
8.40%, 04/05/29(b)	600	635,250
Lai Sun MTN Ltd., 5.00%, 07/28/26(b)	400	265,160
Li & Fung Ltd., 5.25%(b)(d)	400	219,000
Melco Resorts Finance Ltd.
5.25%, 04/26/26(b)	300	293,619
5.38%, 12/04/29(b)	800	735,500
5.63%, 07/17/27(b)(c)	400	387,875
5.75%, 07/21/28(b)	400	382,624
7.63%, 04/17/32(b)	400	405,060
Nanyang Commercial Bank Ltd., 6.50%, (5-year CMT + 3.509%)(b)(d)(e)	500	509,844
NWD Finance BVI Ltd.
4.13%, (5-year CMT + 5.858%)(b)(d)(e)	600	378,000
4.80%(b)(d)	400	178,860
5.25%, (5-year CMT + 7.889%)(b)(d)(e)	800	672,000
6.25%(b)(d)	600	322,500
NWD MTN Ltd., 4.13%, 07/18/29(b)	600	457,500
PCPD Capital Ltd., 5.13%, 06/18/26(b)	600	536,022
Seaspan Corp., 5.50%, 08/01/29(b)	400	377,000
Wheelock MTN BVI Ltd., 2.38%, 01/25/26(b)	400	386,125
		9,805,487
Hungary — 0.1%
OTP Bank Nyrt, 8.75%, 05/15/33, (5-year CMT + 5.060%)(b)(e)	400	424,624
India — 2.4%
Axis Bank Ltd./Gandhinagar, 4.10%, (5-year CMT + 3.315%)(b)(d)(e)	400	383,000
Biocon Biologics Global PLC, 6.67%, 10/09/29(a)	400	393,850
CA Magnum Holdings, 5.38%, 10/31/26(b)	600	588,750
Continuum Green Energy India Pvt / Co-Issuers, 7.50%, 06/26/33(b)	400	412,500
Delhi International Airport Ltd.
6.13%, 10/31/26(b)	400	403,375
6.45%, 06/04/29(b)	200	205,500
Greenko Dutch BV, 3.85%, 03/29/26(b)	537	516,594
Greenko Power II Ltd., 4.30%, 12/13/28(b)	699	652,396
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26(b)	200	198,500
HDFC Bank Ltd., 3.70%, (5-year CMT + 2.925%)(b)(d)(e)	600	570,966
IRB Infrastructure Developers Ltd., 7.11%, 03/11/32(b)	600	611,400
JSW Hydro Energy Ltd., 4.13%, 05/18/31(b)	456	411,112
JSW Steel Ltd.
3.95%, 04/05/27(b)	400	383,375
5.05%, 04/05/32(b)	200	181,305
Muthoot Finance Ltd., 7.13%, 02/14/28(b)(c)	400	406,600
Network i2i Ltd.
3.98%, (5-year CMT + 3.390%)(b)(d)	400	389,875
5.65%, (5-year CMT + 4.274%)(b)(d)(e)	600	599,190
Periama Holdings LLC/DE, 5.95%, 04/19/26(b)	600	598,494
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/28(b)	400	373,000
Shriram Finance Ltd., 6.63%, 04/22/27(b)	600	606,264
UPL Corp. Ltd., 4.63%, 06/16/30(b)	400	341,876
Vedanta Resources Finance II PLC
9.25%, 04/23/26(b)	400	397,250
10.88%, 09/17/29(a)	600	616,356
13.88%, 12/09/28(b)	334	335,201
Security	Par (000)	Value
India (continued)
Vedanta Resources Ltd., 13.88%, 12/09/28(b)	$564	$575,280
		11,152,009
Indonesia — 0.3%
Bank Negara Indonesia Persero Tbk PT
3.75%, 03/30/26(b)	600	582,936
4.30%, (5-year CMT + 3.466%)(b)(d)(e)	200	190,334
Medco Maple Tree Pte Ltd., 8.96%, 04/27/29(b)	500	525,625
		1,298,895
Israel — 1.8%
Energian Israel Finance Ltd.
4.88%, 03/30/26(a)(b)	350	339,283
5.38%, 03/30/28(a)(b)	325	292,500
5.88%, 03/30/31(a)(b)	400	340,360
8.50%, 09/30/33(a)(b)	570	540,371
Leviathan Bond Ltd.
6.50%, 06/30/27(a)(b)	350	330,970
6.75%, 06/30/30(a)(b)	275	251,969
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36(c)	500	503,750
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26(c)	1,700	1,619,250
4.10%, 10/01/46	1,200	840,816
4.75%, 05/09/27(c)	700	678,783
5.13%, 05/09/29(c)	800	778,752
6.75%, 03/01/28	800	816,624
7.88%, 09/15/29	300	324,094
8.13%, 09/15/31	300	336,165
		7,993,687
Jamaica — 0.2%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S., 9.00%, 05/25/27, (2.25% PIK)(f)	803	807,667
Kazakhstan — 0.2%
Tengizchevroil Finance Co. International Ltd.
3.25%, 08/15/30(b)	400	339,500
4.00%, 08/15/26(b)	600	579,300
		918,800
Kuwait — 0.1%
Kuwait Projects Co. SPC Ltd.
4.23%, 10/29/26(b)	400	371,252
4.50%, 02/23/27(b)	200	184,862
		556,114
Luxembourg — 0.4%
Altice Financing SA
5.00%, 01/15/28(b)	700	588,056
5.75%, 08/15/29	1,200	980,112
NewCo Holding USD 20 SARL, 9.38%, 11/07/29(a)	200	199,500
		1,767,668
Macau — 1.1%
Champion Path Holdings Ltd.
4.50%, 01/27/26(b)	400	391,500
4.85%, 01/27/28(b)	200	187,562
MGM China Holdings Ltd.
4.75%, 02/01/27(b)	400	386,112
5.88%, 05/15/26(b)	600	594,750
7.13%, 06/26/31(b)	400	405,000
Studio City Finance Ltd.
5.00%, 01/15/29(b)	600	540,775
6.50%, 01/15/28(b)	400	385,000
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Macau (continued)
Wynn Macau Ltd.
5.13%, 12/15/29(b)	$600	$556,209
5.50%, 01/15/26(b)	600	593,040
5.50%, 10/01/27(b)	400	386,750
5.63%, 08/26/28(b)	800	768,040
		5,194,738
Mexico — 8.0%
Alsea SAB de CV, 7.75%, 12/14/26(b)	400	405,624
Banco Mercantil del Norte SA/Grand Cayman
5.88%, (5-year CMT + 4.643%)(b)(d)(e)	200	193,500
6.63%, (10-year CMT + 5.034%)(b)(d)	400	363,625
7.50%, (10-year CMT + 5.470%)(b)(d)(e)	400	395,000
7.63%, (10-year CMT + 5.353%)(b)	400	396,750
8.38%, (10-year CMT + 7.760%)(b)(d)(e)	200	206,000
BBVA Bancomer SA/Texas
5.13%, 01/18/33, (5-year CMT + 2.650%)(b)	600	561,000
5.88%, 09/13/34, (5-year CMT + 4.308%)(b)(e)	350	329,438
8.13%, 01/08/39, (5-year CMT + 4.214%)(b)	600	618,000
8.45%, 06/29/38, (5-year CMT + 4.661%)(b)(e)	600	627,900
Borr IHC Ltd./Borr Finance LLC
10.00%, 11/15/28(b)	771	785,183
10.38%, 11/15/30(b)	390	402,000
Braskem Idesa SAPI
6.99%, 02/20/32(b)	700	519,540
7.45%, 11/15/29(b)(c)	400	316,000
Cemex SAB de CV, 9.13%, (5-year CMT + 5.157%)(b)(d)(e)	700	745,717
Cemex SAB De CV, 5.13%, (5-year CMT + 4.534%)(b)(c)(d)(e)	500	485,305
Grupo Aeromexico SAB de CV
8.50%, 03/17/27(b)	300	311,460
8.63%, 11/15/31(a)	200	199,250
Nemak SAB de CV, 3.63%, 06/28/31(b)	400	316,752
Petroleos Mexicanos
4.50%, 01/23/26	600	583,236
5.35%, 02/12/28(c)	1,253	1,166,155
5.95%, 01/28/31	2,300	1,978,000
6.35%, 02/12/48(c)	1,150	785,450
6.38%, 01/23/45(c)	700	489,125
6.49%, 01/23/27	998	983,918
6.50%, 03/13/27	2,460	2,408,069
6.50%, 01/23/29(c)	725	680,478
6.50%, 06/02/41(c)	900	666,315
6.63%, 06/15/35(c)	1,700	1,386,775
6.70%, 02/16/32	4,300	3,814,917
6.75%, 09/21/47(c)	3,400	2,425,730
6.84%, 01/23/30	1,450	1,334,363
6.88%, 08/04/26(c)	1,530	1,526,175
6.95%, 01/28/60(c)	2,400	1,710,000
7.69%, 01/23/50(c)	4,775	3,709,697
8.75%, 06/02/29(c)	1,300	1,313,406
10.00%, 02/07/33(c)	1,250	1,319,250
Total Play Telecomunicaciones SA de CV, 6.38%, 09/20/28(b)	400	223,000
		36,682,103
Moldova — 0.1%
Aragvi Finance International DAC, 8.45%, 04/29/26(b)	200	198,604
Morocco — 0.5%
OCP SA
3.75%, 06/23/31(b)	600	524,812
Security	Par (000)	Value
Morocco (continued)
5.13%, 06/23/51(b)	$400	$303,972
6.75%, 05/02/34(b)	800	834,500
6.88%, 04/25/44(b)	400	393,124
7.50%, 05/02/54(b)	400	413,752
		2,470,160
Netherlands — 0.1%
VEON Holdings BV, 3.38%, 11/25/27(b)	600	521,220
Nigeria — 0.5%
Access Bank PLC
6.13%, 09/21/26(b)	200	190,312
9.13%, (5-year CMT + 8.070%)(b)(d)(e)	400	388,000
IHS Holding Ltd.
5.63%, 11/29/26(b)	400	391,816
6.25%, 11/29/28(b)	200	187,460
IHS Netherlands Holdco BV, 8.00%, 09/18/27(b)	600	599,437
SEPLAT Energy PLC, 7.75%, 04/01/26(b)	400	399,375
		2,156,400
Oman — 0.4%
Bank Muscat SAOG, 4.75%, 03/17/26(b)	400	396,000
EDO Sukuk Ltd., 5.88%, 09/21/33(b)	650	673,939
Otel Sukuk Ltd., 5.38%, 01/24/31(b)	400	401,500
Oztel Holdings SPC Ltd., 6.63%, 04/24/28(b)	450	467,159
		1,938,598
Panama — 0.3%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(b)	772	682,155
C&W Senior Finance Ltd., 6.88%, 09/15/27(b)	370	366,259
Telecomunicaciones Digitales SA, 4.50%, 01/30/30(b)	400	366,124
		1,414,538
Paraguay — 0.1%
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(b)(i)	422	328,326
Peru — 0.8%
Banco de Credito del Peru SA
3.25%, 09/30/31, (5-year CMT + 2.450%)(b)(e)	400	374,600
5.80%, 03/10/35, (5-year CMT + 2.244%)(a)(e)	400	394,200
Cia. de Minas Buenaventura SAA, 5.50%, 07/23/26(b)	400	393,752
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 8.55%, 09/18/33(b)	400	437,000
Minsur SA, 4.50%, 10/28/31(b)	400	360,750
Peru LNG SRL, 5.38%, 03/22/30(b)	550	492,818
Petroleos del Peru SA
4.75%, 06/19/32(b)	600	457,500
5.63%, 06/19/47(b)	1,100	715,000
		3,625,620
Philippines — 0.7%
Globe Telecom Inc., 4.20%, (5-year CMT + 5.527%)(b)(d)(e)	400	388,252
JGSH Philippines Ltd., 4.13%, 07/09/30(b)	400	380,000
Manila Water Co. Inc., 4.38%, 07/30/30(b)	200	191,882
Petron Corp., 5.95%, (5-year CMT + 7.574%)(b)(d)(e)	200	198,828
San Miguel Corp., 5.50%, (5-year CMT + 10.237%)(b)(d)(e)	200	198,188
San Miguel Global Power Holdings Corp., 8.75%, (5-year CMT + 7.732%)(b)(d)(e)	600	624,000
SMC Global Power Holdings Corp.
5.45%, (5-year CMT + 7.155%)(b)(d)(e)	400	383,000
5.70%, (5-year CMT + 6.554%)(b)(d)(e)	400	390,888

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Philippines (continued)
SMIC SG Holdings Pte Ltd., 5.38%, 07/24/29(b)	$400	$401,612
		3,156,650
Poland — 0.1%
Canpack SA/Canpack U.S. LLC, 3.88%, 11/15/29(b)	400	360,950
Qatar — 0.0%
Commercial Bank PSQC (The), 4.50%, (5-year CMT + 3.874%)(b)(d)(e)	200	194,375
Saudi Arabia — 0.3%
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(b)	400	383,625
Dar Al-Arkan Sukuk Co. Ltd., 8.00%, 02/25/29(b)	400	413,972
Riyad Tier 1 Sukuk Ltd., 4.00%, (5-year CMT + 2.170%)(b)(d)(e)	600	569,250
		1,366,847
Serbia — 0.1%
Telecommunications Co. Telekom Srbija AD Belgrade, 7.00%, 10/28/29(a)	400	400,460
Singapore — 0.4%
GLP Pte Ltd., 4.50%, (5-year CMT + 3.735%)(b)(d)(e)	600	354,498
Puma International Financing SA, 7.75%, 04/25/29(b)	400	408,600
Singapore Airlines Ltd.
3.00%, 07/20/26(b)	200	194,125
3.38%, 01/19/29(b)	400	376,812
5.25%, 03/21/34(b)	400	407,936
Yinson Production Financial Services Pte Ltd., 9.63%, 05/03/29(a)	200	206,750
		1,948,721
South Africa — 1.1%
Absa Group Ltd., 6.38%, (5-year CMT + 5.411%)(b)(d)(e)	400	390,876
Bidvest Group U.K. PLC, 3.63%, 09/23/26(b)	400	388,000
Eskom Holdings SOC Ltd., 6.35%, 08/10/28(b)	600	599,250
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26(b)	400	284,000
MTN Mauritius Investments Ltd., 6.50%, 10/13/26(b)	400	403,304
Sasol Financing USA LLC
4.38%, 09/18/26	400	385,750
5.50%, 03/18/31(c)	400	344,375
6.50%, 09/27/28(c)	600	583,313
8.75%, 05/03/29(b)	500	515,781
Stillwater Mining Co.
4.00%, 11/16/26(b)	200	188,124
4.50%, 11/16/29(b)	400	327,000
Transnet SOC Ltd., 8.25%, 02/06/28(b)	800	814,750
		5,224,523
Supranational — 0.1%
Eastern & Southern African Trade & Development Bank (The), 4.13%, 06/30/28(b)	400	363,125
Odebrecht Holdco Finance Ltd., 0.00%, 09/10/58(b)(i)	900	1,800
		364,925
Switzerland — 0.2%
Consolidated Energy Finance SA
5.63%, 10/15/28(b)	300	244,500
12.00%, 02/15/31(b)	450	438,885
Oriflame Investment Holding PLC, 5.13%, 05/04/26(b)	200	45,000
		728,385
Tanzania — 0.1%
HTA Group Ltd/Mauritius, 7.50%, 06/04/29(b)	600	609,660
Security	Par (000)	Value
Thailand — 0.5%
Bangkok Bank PCL/Hong Kong
3.73%, 09/25/34, (5-year CMT + 1.900%)(b)(e)	$800	$729,624
5.00%, (5-year CMT + 4.729%)	400	395,548
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31, (5-year CMT + 1.700%)(b)(e)	600	571,938
Krung Thai Bank PCL/Cayman Islands, 4.40%, (5-year CMT + 3.530%)(b)(d)(e)	400	391,125
		2,088,235
Turkey — 3.1%
Akbank TAS
6.80%, 02/06/26(b)	400	406,524
6.80%, 06/22/31, (5-year CMT + 6.015%)(b)(e)	400	397,500
7.50%, 01/20/30(b)	200	203,378
9.37%, (5-year CMT + 5.270%)(b)(d)(e)	400	409,000
Anadolu Efes Biracilik Ve Malt Sanayii A/S, 3.38%, 06/29/28(b)	400	353,625
Arcelik A/S, 8.50%, 09/25/28(b)	400	418,400
Aydem Yenilenebilir Enerji A/S, 7.75%, 02/02/27(b)	400	397,125
Coca-Cola Icecek A/S, 4.50%, 01/20/29(b)	400	384,375
Eregli Demir ve Celik Fabrikalari TAS, 8.38%, 07/23/29(b)	600	615,000
Ford Otomotiv Sanayi AS, 7.13%, 04/25/29(b)	400	405,000
Limak Cimento Sanayi ve Ticaret AS, 9.75%, 07/25/29(b)	400	388,000
Mersin Uluslararasi Liman Isletmeciligi AS, 8.25%, 11/15/28(b)	400	414,000
Pegasus Hava Tasimaciligi AS, 8.00%, 09/11/31(a)	400	395,000
QNB Bank AS, 7.25%, 05/21/29(b)	200	208,312
Sisecam U.K. PLC
8.25%, 05/02/29(b)	400	409,752
8.63%, 05/02/32(b)	600	612,000
Turk Telekomunikasyon AS, 7.38%, 05/20/29(b)	200	203,424
Turkcell Iletisim Hizmetleri AS, 5.80%, 04/11/28(b)	200	194,312
Turkiye Garanti Bankasi AS
7.18%, 05/24/27, (5-year USD ICE Swap + 4.220%)(b)(e)	400	403,000
8.38%, 02/28/34, (5-year CMT + 4.090%)(b)(e)	400	408,500
Turkiye Is Bankasi AS
7.75%, 06/12/29(b)	200	205,900
7.75%, 01/22/30, (5-year CMT + 6.119%)(b)(e)	400	400,625
9.19%, 06/29/28, (5-year USD Swap + 5.117%)(b)(e)	400	426,500
Turkiye Vakiflar Bankasi TAO
6.50%, 01/08/26(b)	400	402,908
6.88%, 01/07/30(a)	200	196,872
8.99%, 10/05/34, (5-year CMT + 4.669%)(b)(e)	400	413,500
9.00%, 10/12/28(b)	400	429,552
10.12%, (5-year CMT + 5.493%)(b)(d)(e)	400	422,124
Ulker Biskuvi Sanayi AS, 7.88%, 07/08/31(b)	200	204,500
Vestel Elektronik Sanayi ve Ticaret AS, 9.75%, 05/15/29(b)	400	399,000
WE Soda Investments Holding PLC
9.38%, 02/14/31(b)	200	205,750
9.50%, 10/06/28(b)	600	619,875
Yapi ve Kredi Bankasi A/S
7.13%, 10/10/29(a)	200	201,100
7.88%, 01/22/31, (5-year CMT + 7.415%)(b)(e)	400	404,625
9.25%, 10/16/28(b)	400	435,000
9.25%, 01/17/34, (5-year CMT + 5.278%)(b)(e)	400	420,750
9.74%, (5-year CMT + 5.499%)(b)(d)(e)	400	414,000
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Turkey (continued)
Zorlu Enerji Elektrik Uretim AS, 11.00%, 04/23/30(a)	$400	$399,648
		14,228,456
Ukraine — 0.1%
Metinvest BV, 7.75%, 10/17/29(b)	400	254,000
MHP Lux SA, 6.95%, 04/03/26(b)	400	358,000
		612,000
United Arab Emirates — 1.7%
Abu Dhabi Commercial Bank PJSC, 8.00%, (5-year CMT + 3.524%)(b)(d)(e)	400	430,252
Adib Capital Invest 3 Ltd., 7.25%, (5-year CMT + 3.059%)(b)(d)(e)	600	639,000
Alpha Star Holding VIII Ltd., 8.38%, 04/12/27(b)	400	413,500
Arada Sukuk 2 Ltd., 8.00%, 06/24/29(b)	400	413,500
Arada Sukuk Ltd., 8.13%, 06/08/27(b)	400	418,125
Binghatti Sukuk SPC Ltd., 9.63%, 02/28/27(b)	200	205,278
Commercial Bank of Dubai PSC, 6.00%, (6-year CMT + 5.597%)(b)(d)(e)	400	398,250
DIB Tier 1 Sukuk 3 Ltd., 6.25%, (6-year CMT + 3.664%)(b)(d)(e)	400	399,125
DIB Tier 1 Sukuk 4 Ltd., 4.63%, (6-year CMT + 4.077%)(b)(d)(e)	600	585,375
DP World Salaam, 6.00%, (5-year CMT + 5.750%)(b)(d)(e)	800	797,750
Emirates NBD Bank PJSC
4.25%, (6-year CMT + 3.155%)(b)(d)(e)	400	382,000
6.13%, (6-year CMT + 3.656%)(b)(d)(e)	600	597,000
6.13%, (6-year CMT + 5.702%)(b)(d)(e)	600	600,750
MAF Global Securities Ltd., 7.88%, (5-year CMT + 4.893%)(b)(d)(e)	400	412,875
Mashreqbank PSC, 7.13%, (5-year CMT + 2.705%)(b)(d)(e)	400	414,875
Shelf Drilling Holdings Ltd., 9.63%, 04/15/29(b)	579	522,359
Sobha Sukuk Ltd., 8.75%, 07/17/28(b)	200	202,934
		7,832,948
United Kingdom — 0.7%
Standard Chartered PLC
4.30%, (5-year CMT + 3.135%)(b)(d)(e)	1,000	883,000
4.75%, (5-year CMT + 3.805%)(b)(d)(e)	800	673,000
6.00%, (5-year CMT + 5.661%)(b)(d)(e)	400	398,500
7.75%, (5-year CMT + 4.976%)(b)(d)(e)	800	822,000
7.88%, (5-year CMT + 3.574%)(b)(d)(e)	600	622,500
		3,399,000
United States — 0.2%
Playtika Holding Corp., 4.25%, 03/15/29(b)	500	449,060
Sagicor Financial Co. Ltd., 5.30%, 05/13/28(b)	400	388,500
		837,560
Vietnam — 0.1%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(b)	422	409,783
Zambia — 0.6%
First Quantum Minerals Ltd.
6.88%, 10/15/27(b)	800	790,712
8.63%, 06/01/31(b)	800	806,000
9.38%, 03/01/29(b)	1,000	1,059,610
		2,656,322
Total Corporate Bonds & Notes — 46.4% (Cost: $217,199,807)		212,353,757
Security	Par (000)	Value
Foreign Government Obligations(j)
Angola — 1.0%
Angolan Government International Bond
8.00%, 11/26/29(b)	$1,200	$1,097,250
8.25%, 05/09/28(b)	1,000	952,160
8.75%, 04/14/32(b)	1,100	994,301
9.13%, 11/26/49(b)	800	667,680
9.38%, 05/08/48(b)	1,000	852,190
		4,563,581
Argentina — 5.0%
Argentine Republic Government International Bond
0.75%, 07/09/30(k)	9,503	6,371,455
1.00%, 07/09/29(c)	1,558	1,113,873
3.50%, 07/09/41(c)(k)	6,494	3,327,974
4.13%, 07/09/46(c)(k)	1,346	770,840
5.00%, 07/09/35(c)(k)	12,554	6,936,214
5.00%, 01/09/38(c)(k)	6,954	4,148,369
		22,668,725
Azerbaijan — 0.1%
Republic of Azerbaijan International Bond, 3.50%, 09/01/32(b)	600	520,500
Bahrain — 2.3%
Bahrain Government International Bond
5.25%, 01/25/33(b)	600	549,000
5.45%, 09/16/32(b)	600	559,872
5.63%, 09/30/31(b)	600	574,500
5.63%, 05/18/34(b)	600	555,936
6.00%, 09/19/44(b)	800	680,000
6.75%, 09/20/29(b)	800	818,000
7.00%, 01/26/26(b)	800	808,000
7.00%, 10/12/28(b)	1,100	1,143,312
7.38%, 05/14/30(b)	800	843,152
7.50%, 02/12/36(b)	600	628,200
7.75%, 04/18/35(b)	600	637,878
CBB International Sukuk Programme Co.
3.88%, 05/18/29(b)	550	513,906
3.95%, 09/16/27(b)	500	478,906
4.50%, 03/30/27(b)	600	585,750
6.25%, 10/18/30(b)	600	620,625
CBB International Sukuk Programme Co. WLL, 6.00%, 02/12/31(b)	600	614,063
		10,611,100
Bolivia — 0.1%
Bolivian Government International Bond, 4.50%, 03/20/28(b)	600	378,000
Brazil — 4.8%
Brazilian Government International Bond
3.75%, 09/12/31(c)	950	837,786
3.88%, 06/12/30	2,100	1,909,404
4.50%, 05/30/29(c)	1,200	1,153,800
4.63%, 01/13/28(c)	1,800	1,782,738
4.75%, 01/14/50(c)	2,450	1,794,184
5.00%, 01/27/45(c)	2,100	1,664,796
5.63%, 01/07/41(c)	1,300	1,174,810
5.63%, 02/21/47	1,800	1,535,166
6.00%, 04/07/26(c)	1,200	1,213,740
6.00%, 10/20/33(c)	1,600	1,585,600
6.13%, 01/22/32(c)	1,300	1,307,800
6.13%, 03/15/34	1,400	1,386,714

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Brazil (continued)
6.25%, 03/18/31	$1,200	$1,221,252
7.13%, 01/20/37(c)	1,000	1,073,320
7.13%, 05/13/54	1,300	1,297,595
8.25%, 01/20/34(c)	800	922,400
		21,861,105
Colombia — 4.2%
Colombia Government International Bond
3.00%, 01/30/30	1,100	914,650
3.13%, 04/15/31	1,600	1,273,600
3.25%, 04/22/32	1,400	1,080,100
3.88%, 04/25/27(c)	1,200	1,147,800
3.88%, 02/15/61(c)	800	424,800
4.13%, 02/22/42	800	508,800
4.13%, 05/15/51(c)	800	466,000
4.50%, 01/28/26	600	593,100
4.50%, 03/15/29(c)	1,200	1,113,000
5.00%, 06/15/45(c)	2,600	1,781,000
5.20%, 05/15/49	1,650	1,127,775
5.63%, 02/26/44(c)	1,600	1,202,400
6.13%, 01/18/41(c)	1,300	1,067,300
7.38%, 09/18/37(c)	1,300	1,243,450
7.50%, 02/02/34	1,200	1,188,000
7.75%, 11/07/36	400	395,400
8.00%, 04/20/33(c)	1,089	1,117,858
8.00%, 11/14/35	1,200	1,214,400
8.38%, 11/07/54	300	292,088
8.75%, 11/14/53	1,200	1,219,800
		19,371,321
Costa Rica — 0.9%
Costa Rica Government International Bond
6.13%, 02/19/31(b)(c)	600	609,600
6.55%, 04/03/34(b)	1,000	1,037,812
7.00%, 04/04/44(b)	650	668,889
7.16%, 03/12/45(b)	800	835,504
7.30%, 11/13/54(b)	895	946,015
		4,097,820
Dominican Republic — 3.2%
Dominican Republic International Bond
4.50%, 01/30/30(b)	1,150	1,066,625
4.88%, 09/23/32(b)	2,000	1,822,000
5.30%, 01/21/41(b)	850	744,286
5.50%, 02/22/29(b)	1,150	1,127,000
5.88%, 01/30/60(b)	2,100	1,845,900
5.95%, 01/25/27(b)	1,050	1,050,525
6.00%, 07/19/28(b)	800	803,792
6.00%, 02/22/33(b)	1,150	1,129,300
6.40%, 06/05/49(b)	850	822,910
6.50%, 02/15/48(b)	600	586,686
6.85%, 01/27/45(b)	1,200	1,217,400
6.88%, 01/29/26(b)(c)	800	808,800
7.05%, 02/03/31(b)	725	755,885
7.45%, 04/30/44(b)	900	974,250
		14,755,359
Ecuador — 1.2%
Ecuador Government International Bond
0.00%, 07/31/30(b)(i)	582	317,243
5.00%, 07/31/40(b)(k)	1,928	972,493
5.50%, 07/31/35(b)(k)	4,635	2,558,817
6.90%, 07/31/30(b)(k)	2,156	1,481,962
		5,330,515
Security	Par (000)	Value
Egypt — 2.5%
Egypt Government International Bond
5.80%, 09/30/27(b)	$600	$562,500
5.88%, 02/16/31(b)	1,000	828,130
6.59%, 02/21/28(b)	800	757,424
7.05%, 01/15/32(b)	800	686,504
7.30%, 09/30/33(b)	700	590,408
7.50%, 01/31/27(b)	1,200	1,191,756
7.50%, 02/16/61(b)	800	561,000
7.60%, 03/01/29(b)	1,000	955,510
7.63%, 05/29/32(b)	1,200	1,050,000
7.90%, 02/21/48(b)	1,050	786,187
8.50%, 01/31/47(b)	1,500	1,185,945
8.70%, 03/01/49(b)	800	640,000
8.88%, 05/29/50(b)	1,200	973,500
Egyptian Financial Co. for Sovereign Taskeek (The), 10.88%, 02/28/26(b)	800	832,750
		11,601,614
El Salvador — 0.1%
El Salvador Government International Bond, 9.25%, 04/17/30(b)	600	594,750
Ghana — 0.7%
Ghana Government International Bond
0.00%, 01/03/30(b)(i)	308	233,442
5.00%, 07/03/29(b)(k)	1,445	1,240,671
5.00%, 07/03/35(a)(k)	400	276,000
6.00%, 07/03/35(b)(k)	2,077	1,441,307
		3,191,420
Guatemala — 0.3%
Guatemala Government Bond
6.13%, 06/01/50(b)(c)	900	823,219
6.60%, 06/13/36(b)	600	608,625
		1,431,844
Iraq — 0.2%
Iraq International Bond, 5.80%, 01/15/28(b)	766	736,196
Ivory Coast — 0.5%
Ivory Coast Government International Bond
6.13%, 06/15/33(b)	800	723,824
7.63%, 01/30/33(b)	600	594,906
8.25%, 01/30/37(b)	1,000	995,310
		2,314,040
Jamaica — 0.6%
Jamaica Government International Bond
6.75%, 04/28/28(c)	700	724,850
7.88%, 07/28/45(c)	1,100	1,306,250
8.00%, 03/15/39(c)	700	831,950
		2,863,050
Jordan — 0.7%
Jordan Government International Bond
5.75%, 01/31/27(b)	600	588,000
5.85%, 07/07/30(b)	900	850,221
6.13%, 01/29/26(b)	400	397,625
7.38%, 10/10/47(b)	600	544,500
7.50%, 01/13/29(b)	800	810,000
		3,190,346
Kenya — 0.7%
Republic of Kenya Government International Bond
6.30%, 01/23/34(b)	600	484,500
7.25%, 02/28/28(b)	600	573,354
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Kenya (continued)
8.00%, 05/22/32(b)	$800	$734,000
8.25%, 02/28/48(b)	600	501,564
9.75%, 02/16/31(b)	800	803,752
		3,097,170
Lebanon — 0.1%
Lebanon Government International Bond
6.00%, 01/27/23(b)(g)(h)	500	41,250
6.10%, 10/04/24(b)(g)(h)	730	60,225
6.60%, 11/27/26(b)(g)(h)	860	70,950
6.65%, 02/26/30(b)(g)(h)	860	70,950
6.75%, 11/29/27(b)(g)(h)	520	42,900
6.85%, 03/23/27(b)(g)(h)	700	57,750
7.00%, 03/23/32(b)(g)(h)	525	43,313
		387,338
Morocco — 0.6%
Morocco Government International Bond
3.00%, 12/15/32(b)	600	494,813
4.00%, 12/15/50(b)	800	553,250
5.95%, 03/08/28(b)	800	810,800
6.50%, 09/08/33(b)	700	735,000
		2,593,863
Nigeria — 1.6%
Nigeria Government International Bond
6.13%, 09/28/28(b)	800	721,500
6.50%, 11/28/27(b)	1,000	943,125
7.14%, 02/23/30(b)	914	824,314
7.38%, 09/28/33(b)	1,000	844,060
7.63%, 11/28/47(b)	800	608,504
7.70%, 02/23/38(b)	800	648,750
7.88%, 02/16/32(b)	800	718,250
8.25%, 09/28/51(b)	800	636,504
8.38%, 03/24/29(b)	800	770,368
8.75%, 01/21/31(b)	600	573,036
		7,288,411
Oman — 2.7%
Oman Government International Bond
4.75%, 06/15/26(b)	1,400	1,383,816
5.38%, 03/08/27(b)	950	950,891
5.63%, 01/17/28(b)	1,600	1,606,000
6.00%, 08/01/29(b)	1,200	1,225,476
6.25%, 01/25/31(b)	1,000	1,041,562
6.50%, 03/08/47(b)	1,200	1,207,500
6.75%, 10/28/27(b)	800	831,500
6.75%, 01/17/48(b)	1,800	1,856,250
7.00%, 01/25/51(b)	600	639,375
7.38%, 10/28/32(b)	600	670,125
Oman Sovereign Sukuk Co., 4.88%, 06/15/30(b)	1,000	1,004,688
		12,417,183
Pakistan — 0.6%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/29(b)	400	371,625
Pakistan Government International Bond
6.00%, 04/08/26(b)	700	656,250
6.88%, 12/05/27(b)	950	859,156
7.38%, 04/08/31(b)	1,000	843,750
		2,730,781
Paraguay — 0.4%
Paraguay Government International Bond
4.95%, 04/28/31(b)	600	583,688
Security	Par (000)	Value
Paraguay (continued)
5.40%, 03/30/50(b)	$800	$708,250
6.10%, 08/11/44(b)	600	591,750
		1,883,688
Senegal — 0.2%
Senegal Government International Bond
6.25%, 05/23/33(b)	700	577,115
6.75%, 03/13/48(b)	600	422,250
		999,365
Serbia — 0.5%
Serbia International Bond
2.13%, 12/01/30(b)	735	607,294
6.00%, 06/12/34(b)	1,000	1,000,000
6.50%, 09/26/33(b)	500	521,875
		2,129,169
South Africa — 2.1%
Republic of South Africa Government International Bond
4.30%, 10/12/28(c)	1,200	1,134,000
4.85%, 09/27/27	600	587,250
4.85%, 09/30/29	1,300	1,223,625
4.88%, 04/14/26	804	793,950
5.00%, 10/12/46	400	289,000
5.38%, 07/24/44(c)	700	548,625
5.65%, 09/27/47(c)	1,000	781,250
5.75%, 09/30/49	1,750	1,362,812
5.88%, 06/22/30	900	877,500
5.88%, 04/20/32	800	764,000
7.30%, 04/20/52	1,100	1,032,625
		9,394,637
Sri Lanka — 0.7%
Sri Lanka Government International Bond
6.20%, 05/11/27(b)(g)(h)	1,000	621,250
6.75%, 04/18/28(b)(g)(h)	700	440,125
6.83%, 03/14/24(b)(g)(h)	600	373,878
6.85%, 03/14/24(b)(g)(h)	600	366,000
6.85%, 11/03/25(b)(g)(h)	900	567,000
7.55%, 03/28/30(b)(g)(h)	800	498,000
7.85%, 03/14/29(b)(g)(h)	900	563,346
		3,429,599
Trinidad And Tobago — 0.1%
Trinidad & Tobago Government International Bond, 4.50%, 08/04/26(b)	600	585,600
Turkey — 10.1%
Hazine Mustesarligi Varlik Kiralama AS
5.13%, 06/22/26(b)	1,600	1,584,000
7.25%, 02/24/27(b)	1,800	1,856,812
8.51%, 01/14/29(b)	1,600	1,729,500
Turkey Government International Bond
4.25%, 04/14/26	900	887,625
4.75%, 01/26/26(c)	1,000	996,563
4.88%, 10/09/26(c)	1,900	1,882,187
5.13%, 02/17/28(c)	1,400	1,367,187
5.25%, 03/13/30(c)	1,200	1,128,300
5.88%, 06/26/31	1,100	1,040,188
5.95%, 01/15/31	1,400	1,333,500
6.00%, 03/25/27(c)	1,900	1,919,594
6.13%, 10/24/28(c)	1,700	1,705,844
6.50%, 09/20/33(c)	900	865,125
7.63%, 04/26/29(c)	1,800	1,881,000

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Turkey (continued)
7.63%, 05/15/34(c)	$2,000	$2,061,875
8.00%, 02/14/34(c)	750	805,781
8.60%, 09/24/27	1,300	1,400,750
9.13%, 07/13/30(c)	1,500	1,673,437
9.38%, 03/14/29(c)	1,300	1,447,875
9.88%, 01/15/28(c)	2,200	2,455,062
Turkiye Government International Bond
4.88%, 04/16/43(c)	1,970	1,414,706
5.75%, 05/11/47	2,000	1,545,000
6.00%, 01/14/41(c)	1,900	1,598,375
6.50%, 01/03/35	2,300	2,179,250
6.63%, 02/17/45(c)	1,800	1,568,250
6.75%, 05/30/40(c)	1,300	1,200,469
6.88%, 03/17/36(c)	1,700	1,649,000
7.13%, 07/17/32	1,000	1,001,560
7.25%, 03/05/38(c)	500	504,063
9.38%, 01/19/33(c)	1,800	2,054,250
11.88%, 01/15/30(c)	900	1,138,219
Turkiye Vakiflar Bankasi TAO, 5.50%, 10/01/26(b)	200	198,750
		46,074,097
Ukraine — 0.9%
Ukraine Government International Bond
0.00%, 02/01/34(b)(k)	911	333,868
0.00%, 02/01/35(b)(k)	728	352,873
0.00%, 02/01/35(a)(k)	300	145,500
0.00%, 02/01/36(b)(k)	606	292,545
0.00%, 02/01/36(a)(k)	300	144,750
1.75%, 07/09/24(b)(h)(k)	389	233,052
1.75%, 02/01/29(a)(k)	300	179,550
1.75%, 02/01/34(b)(k)	1,370	641,632
1.75%, 02/01/34(a)(k)	500	234,250
1.75%, 02/01/35(b)(k)	1,435	656,526
1.75%, 02/01/35(a)(k)	400	183,000
1.75%, 02/01/36(b)(k)	1,124	505,737
1.75%, 02/01/36(a)(k)	500	225,000
		4,128,283
United Arab Emirates — 1.1%
Emirate of Dubai Government International Bond
3.90%, 09/09/50(b)	800	584,000
5.25%, 01/30/43(b)	600	581,250
Finance Department Government of Sharjah
4.00%, 07/28/50(b)	700	473,812
6.13%, 03/06/36(b)	600	602,250
6.50%, 11/23/32(b)	500	526,719
Sharjah Sukuk Program Ltd.
2.94%, 06/10/27(b)	600	564,876
3.23%, 10/23/29(b)	500	454,775
3.85%, 04/03/26(b)	600	587,706
4.23%, 03/14/28(b)	800	775,208
		5,150,596
Security	Par (000)	Value
Zambia — 0.2%
Zambia Government International Bond
0.50%, 12/31/53(b)	$662	$355,134
7.50%, 06/30/33(b)(k)	873	763,947
		1,119,081
Total Foreign Government Obligations — 51.0% (Cost: $248,005,972)		233,490,147
Total Long-Term Investments — 97.4% (Cost: $465,205,779)		445,843,904
	Shares
Short-Term Securities
Money Market Funds — 14.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(l)(m)(n)	62,083,138	62,126,596
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(l)(m)	5,920,000	5,920,000
Total Short-Term Securities — 14.9% (Cost: $68,013,569)		68,046,596
Total Investments — 112.3% (Cost: $533,219,348)		513,890,500
Liabilities in Excess of Other Assets — (12.3)%		(56,222,734)
Net Assets — 100.0%		$457,667,766

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	All or a portion of this security is on loan.
(d)	Perpetual security with no stated maturity date.
(e)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Zero-coupon bond.
(j)	U.S. dollar denominated security issued by foreign domiciled entity.
(k)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
(n)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® J.P. Morgan EM High Yield Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$38,876,276	$23,232,001 (a)	$—	$5,415	$12,904	$62,126,596	62,083,138	$266,581 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,080,000	1,840,000 (a)	—	—	—	5,920,000	5,920,000	136,134	—
				$5,415	$12,904	$68,046,596		$402,715	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$212,353,757	$—	$212,353,757
Foreign Government Obligations	—	233,490,147	—	233,490,147
Short-Term Securities
Money Market Funds	68,046,596	—	—	68,046,596
	$68,046,596	$445,843,904	$—	$513,890,500
See notes to financial statements.

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments
October 31, 2024
iShares® J.P. Morgan EM Local Currency Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Foreign Government Obligations
Brazil — 4.4%
Brazil Letras do Tesouro Nacional
0.00%, 07/01/25(a)	BRL 12	$1,860,914
0.00%, 01/01/26(a)	BRL 17	2,517,273
0.00%, 07/01/26(a)	BRL 19	2,744,456
0.00%, 07/01/27(a)	BRL 9	1,147,143
0.00%, 01/01/28(a)	BRL 6	677,795
0.00%, 07/01/28(a)	BRL 1	110,658
0.00%, 01/01/30(a)	BRL 6	561,415
Brazil Notas do Tesouro Nacional
10.00%, 01/01/33	BRL 5,594	838,849
10.00%, 01/01/35	BRL 2	345,213
Series F, 10.00%, 01/01/27	BRL 12	2,024,916
Series F, 10.00%, 01/01/29	BRL 12,027	1,897,491
Series F, 10.00%, 01/01/31	BRL 7	1,081,180
		15,807,303
Chile — 4.3%
Bonos de la Tesoreria de la Republica en pesos
0.00%, 05/06/27(a)	CLP 1,700,000	1,565,027
0.00%, 04/01/29(a)	CLP 1,715,000	1,460,792
4.50%, 03/01/26	CLP 615,000	636,160
4.70%, 09/01/30(b)(c)	CLP 2,185,000	2,157,660
5.00%, 10/01/28(b)(c)	CLP 820,000	841,888
5.00%, 03/01/35	CLP 2,030,000	2,024,009
5.80%, 10/01/29(b)	CLP 545,000	569,466
6.00%, 04/01/33(b)	CLP 2,485,000	2,625,628
6.00%, 01/01/43	CLP 1,830,000	2,055,619
6.20%, 10/01/40(b)	CLP 695,000	776,891
7.00%, 05/01/34(b)	CLP 655,000	754,127
		15,467,267
China — 14.9%
China Government Bond
2.04%, 02/25/27	CNY 2,460	349,296
2.05%, 04/15/29	CNY 5,550	788,205
2.11%, 08/25/34	CNY 2,780	389,360
2.12%, 06/25/31	CNY 5,090	719,357
2.17%, 08/29/34	CNY 6,000	842,069
2.18%, 08/25/25	CNY 5,110	722,120
2.18%, 08/15/26	CNY 5,490	780,482
2.27%, 05/25/34	CNY 4,750	675,171
2.28%, 11/25/25	CNY 4,930	698,731
2.28%, 03/25/31	CNY 2,470	352,368
2.30%, 05/15/26	CNY 5,260	747,508
2.35%, 02/25/34	CNY 5,180	739,392
2.37%, 01/20/27	CNY 5,070	724,626
2.39%, 11/15/26	CNY 4,780	683,018
2.40%, 07/15/28	CNY 7,010	1,006,680
2.44%, 10/15/27	CNY 3,970	571,180
2.46%, 02/15/26	CNY 6,010	854,811
2.47%, 07/25/54	CNY 4,150	598,991
2.48%, 04/15/27	CNY 5,530	793,257
2.50%, 07/25/27	CNY 6,610	950,264
2.52%, 08/25/33	CNY 7,450	1,076,055
2.54%, 12/25/30	CNY 9,050	1,311,565
2.55%, 10/15/28	CNY 1,430	206,678
2.57%, 05/20/54	CNY 2,840	420,710
2.60%, 09/15/30	CNY 8,220	1,195,878
2.60%, 09/01/32	CNY 4,570	664,271
2.62%, 04/15/28	CNY 7,190	1,039,396
2.62%, 09/25/29	CNY 5,930	863,080
Security	Par (000)	Value
China (continued)
2.62%, 06/25/30	CNY 5,650	$822,959
2.64%, 01/15/28	CNY 4,660	673,565
2.67%, 05/25/33	CNY 7,600	1,111,431
2.67%, 11/25/33	CNY 6,740	986,540
2.68%, 05/21/30	CNY 9,570	1,397,690
2.69%, 08/12/26	CNY 5,780	828,731
2.69%, 08/15/32	CNY 4,550	665,738
2.75%, 06/15/29	CNY 4,820	704,944
2.75%, 02/17/32	CNY 6,480	952,713
2.76%, 05/15/32	CNY 6,200	911,098
2.79%, 12/15/29	CNY 5,030	738,627
2.80%, 03/24/29	CNY 4,120	602,835
2.80%, 03/25/30	CNY 4,540	667,337
2.80%, 11/15/32	CNY 6,650	981,025
2.85%, 06/04/27	CNY 7,610	1,102,756
2.88%, 02/25/33	CNY 6,540	975,077
2.89%, 11/18/31	CNY 6,090	902,521
2.91%, 10/14/28	CNY 5,800	849,747
3.00%, 10/15/53	CNY 2,360	379,640
3.01%, 05/13/28	CNY 8,610	1,262,759
3.02%, 10/22/25	CNY 7,340	1,047,486
3.02%, 05/27/31	CNY 9,090	1,358,456
3.03%, 03/11/26	CNY 6,530	937,111
3.12%, 12/05/26	CNY 7,130	1,034,213
3.12%, 10/25/52	CNY 4,300	698,239
3.13%, 11/21/29	CNY 6,810	1,018,548
3.19%, 04/15/53	CNY 4,010	661,628
3.22%, 12/06/25	CNY 5,220	747,841
3.25%, 06/06/26	CNY 6,150	888,405
3.25%, 11/22/28	CNY 5,680	846,686
3.27%, 11/19/30	CNY 7,880	1,195,341
3.28%, 12/03/27	CNY 8,430	1,245,080
3.29%, 05/23/29	CNY 6,370	957,250
3.32%, 04/15/52	CNY 3,230	540,373
3.53%, 10/18/51	CNY 3,590	619,269
3.72%, 04/12/51	CNY 4,620	819,756
3.81%, 09/14/50	CNY 6,780	1,216,551
		54,114,485
Colombia — 4.2%
Colombia TES, 13.25%, 02/09/33	COP 5,859,600	1,488,877
Colombian TES
9.25%, 05/28/42	COP 11,740,500	2,203,906
11.50%, 07/25/46	COP 4,735,100	1,055,651
Series B, 5.75%, 11/03/27	COP 4,118,800	842,794
Series B, 6.00%, 04/28/28	COP 8,137,800	1,633,054
Series B, 6.25%, 11/26/25	COP 1,060,000	238,083
Series B, 6.25%, 07/09/36	COP 4,096,400	632,751
Series B, 7.00%, 03/26/31	COP 6,668,600	1,269,788
Series B, 7.00%, 06/30/32	COP 6,210,900	1,143,976
Series B, 7.25%, 10/18/34	COP 6,121,400	1,080,241
Series B, 7.25%, 10/26/50	COP 8,366,300	1,222,583
Series B, 7.50%, 08/26/26	COP 6,627,300	1,466,962
Series B, 7.75%, 09/18/30	COP 4,786,500	963,560
		15,242,226
Czech Republic — 4.4%
Czech Republic Government Bond
0.05%, 11/29/29	CZK 15,140	539,985
0.25%, 02/10/27	CZK 22,920	911,209
0.95%, 05/15/30(c)	CZK 26,160	962,883
1.00%, 06/26/26(c)	CZK 25,610	1,052,396
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® J.P. Morgan EM Local Currency Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Czech Republic (continued)
1.20%, 03/13/31	CZK 23,550	$858,274
1.50%, 04/24/40	CZK 13,710	405,634
1.75%, 06/23/32	CZK 26,080	956,092
1.95%, 07/30/37	CZK 7,760	259,411
2.00%, 10/13/33	CZK 26,880	972,594
2.40%, 09/17/25(c)	CZK 20,480	870,901
2.50%, 08/25/28(c)	CZK 25,340	1,040,966
2.75%, 07/23/29	CZK 23,280	955,081
3.00%, 03/03/33	CZK 5,880	232,967
3.50%, 05/30/35	CZK 15,750	637,318
4.20%, 12/04/36(c)	CZK 12,310	530,145
4.50%, 11/11/32	CZK 14,180	627,665
4.90%, 04/14/34	CZK 16,200	736,100
5.00%, 09/30/30	CZK 22,380	1,019,158
5.50%, 12/12/28	CZK 18,310	840,513
5.75%, 03/29/29	CZK 9,510	441,784
6.00%, 02/26/26	CZK 15,660	693,026
6.20%, 06/16/31	CZK 4,840	235,599
		15,779,701
Dominican Republic — 4.4%
Dominican Republic International Bond
10.75%, 06/01/36(c)	DOP 239,200	4,179,017
11.25%, 09/15/35(c)	DOP 388,850	6,984,165
13.63%, 02/03/33(c)	DOP 243,550	4,856,679
		16,019,861
Hungary — 4.4%
Hungary Government Bond
1.00%, 11/26/25	HUF 443,240	1,129,703
1.50%, 04/22/26	HUF 377,630	944,100
1.50%, 08/26/26	HUF 251,080	617,607
2.00%, 05/23/29	HUF 564,560	1,235,696
2.25%, 04/20/33	HUF 585,550	1,105,211
2.25%, 06/22/34	HUF 140,480	252,889
2.75%, 12/22/26	HUF 307,930	763,250
3.00%, 10/27/27	HUF 471,050	1,135,860
3.00%, 08/21/30	HUF 445,320	979,877
3.00%, 10/27/38	HUF 376,060	653,588
3.00%, 04/25/41	HUF 207,080	336,434
3.25%, 10/22/31	HUF 520,630	1,122,382
4.50%, 03/23/28	HUF 246,450	615,516
4.75%, 11/24/32	HUF 420,890	979,547
5.50%, 06/24/25	HUF 305,170	813,732
6.75%, 10/22/28	HUF 645,830	1,723,882
7.00%, 10/24/35	HUF 215,470	575,545
9.50%, 10/21/26	HUF 292,170	821,968
		15,806,787
India — 4.8%
India Government Bond
5.77%, 08/03/30	INR 50,740	571,586
5.79%, 05/11/30	INR 54,280	615,672
5.85%, 12/01/30	INR 27,680	312,245
6.10%, 07/12/31	INR 60,340	686,910
6.45%, 10/07/29	INR 28,890	337,224
6.54%, 01/17/32	INR 56,010	654,795
6.67%, 12/17/50	INR 54,490	624,506
6.99%, 12/15/51	INR 58,500	697,454
7.02%, 06/18/31	INR 29,440	354,257
7.04%, 06/03/29	INR 25,090	301,293
7.06%, 04/10/28	INR 43,740	525,022
7.10%, 04/18/29	INR 55,920	672,737
Security	Par (000)	Value
India (continued)
7.10%, 04/08/34	INR 68,330	$827,205
7.16%, 09/20/50	INR 49,840	601,023
7.17%, 04/17/30	INR 41,600	503,105
7.18%, 08/14/33	INR 67,040	814,159
7.18%, 07/24/37	INR 59,480	724,982
7.26%, 01/14/29	INR 62,410	747,873
7.26%, 08/22/32	INR 58,350	707,753
7.26%, 02/06/33	INR 52,310	637,403
7.30%, 06/19/53	INR 76,620	947,747
7.32%, 11/13/30	INR 33,070	403,065
7.36%, 09/12/52	INR 73,280	912,010
7.37%, 10/23/28	INR 33,910	411,559
7.38%, 06/20/27	INR 49,220	593,919
7.41%, 12/19/36	INR 62,540	773,996
7.54%, 05/23/36	INR 69,830	872,812
7.72%, 06/15/49	INR 41,900	541,899
		17,374,211
Indonesia — 6.1%
Indonesia Treasury Bond
5.13%, 04/15/27	IDR 9,203,000	568,188
5.50%, 04/15/26	IDR 14,200,000	891,849
6.13%, 05/15/28	IDR 10,923,000	685,966
6.25%, 06/15/36	IDR 5,609,000	342,687
6.38%, 08/15/28	IDR 8,622,000	544,678
6.38%, 04/15/32	IDR 17,323,000	1,079,997
6.38%, 07/15/37	IDR 2,511,000	154,548
6.50%, 06/15/25	IDR 11,113,000	708,785
6.50%, 07/15/30	IDR 2,883,000	181,201
6.50%, 02/15/31	IDR 15,293,000	960,327
6.63%, 05/15/33	IDR 7,180,000	451,752
6.63%, 02/15/34	IDR 15,357,000	965,117
6.75%, 07/15/35	IDR 3,800,000	241,033
6.88%, 04/15/29	IDR 10,783,000	691,449
7.00%, 05/15/27	IDR 12,424,000	800,297
7.00%, 09/15/30	IDR 16,224,000	1,046,109
7.00%, 02/15/33	IDR 13,600,000	875,546
7.13%, 06/15/38	IDR 9,774,000	628,628
7.13%, 06/15/42	IDR 11,152,000	717,491
7.13%, 06/15/43	IDR 9,127,000	587,299
7.50%, 08/15/32	IDR 4,536,000	300,017
7.50%, 06/15/35	IDR 10,201,000	679,055
7.50%, 05/15/38	IDR 7,071,000	469,718
7.50%, 04/15/40	IDR 12,319,000	822,339
8.25%, 05/15/29	IDR 9,206,000	621,456
8.25%, 06/15/32	IDR 3,122,000	215,328
8.25%, 05/15/36	IDR 9,583,000	673,161
8.38%, 09/15/26	IDR 10,522,000	692,491
8.38%, 03/15/34	IDR 13,049,000	913,000
8.38%, 04/15/39	IDR 4,300,000	308,493
8.75%, 05/15/31	IDR 5,779,000	405,027
9.00%, 03/15/29	IDR 7,375,000	510,071
9.50%, 07/15/31	IDR 1,606,000	116,805
10.50%, 08/15/30	IDR 2,354,000	176,381
11.00%, 09/15/25	IDR 2,164,000	143,256
Perusahaan Penerbit SBSN Indonesia
4.88%, 07/15/26	IDR 4,867,000	300,282
6.38%, 03/15/34	IDR 9,450,000	590,964
6.50%, 06/15/39	IDR 2,829,000	174,491
6.63%, 09/15/29	IDR 3,752,000	240,121
6.88%, 03/15/36	IDR 3,722,000	237,355

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® J.P. Morgan EM Local Currency Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Indonesia (continued)
8.88%, 11/15/31	IDR 4,476,000	$322,631
		22,035,389
Malaysia — 5.5%
Malaysia Government Bond
2.63%, 04/15/31	MYR 3,143	666,396
3.50%, 05/31/27	MYR 2,414	550,689
3.52%, 04/20/28	MYR 1,368	311,416
3.58%, 07/15/32	MYR 2,254	503,385
3.73%, 06/15/28	MYR 2,350	538,504
3.76%, 05/22/40	MYR 2,694	590,262
3.83%, 07/05/34	MYR 2,773	627,322
3.89%, 08/15/29	MYR 2,753	634,234
3.90%, 11/30/26	MYR 2,249	518,420
3.90%, 11/16/27	MYR 2,926	674,838
3.91%, 07/15/26	MYR 1,749	402,502
3.96%, 09/15/25	MYR 2,259	518,698
4.05%, 04/18/39	MYR 1,036	237,239
4.07%, 06/15/50	MYR 3,307	735,688
4.25%, 05/31/35	MYR 1,505	352,261
4.46%, 03/31/53	MYR 1,293	304,958
4.50%, 04/30/29	MYR 1,473	348,357
4.64%, 11/07/33	MYR 2,381	570,673
4.70%, 10/15/42	MYR 2,226	544,280
4.76%, 04/07/37	MYR 2,455	599,291
4.89%, 06/08/38	MYR 2,223	551,943
4.92%, 07/06/48	MYR 1,506	378,694
Malaysia Government Investment Issue
3.42%, 09/30/27	MYR 1,876	427,102
3.45%, 07/15/36	MYR 2,542	551,792
3.47%, 10/15/30	MYR 2,558	575,220
3.60%, 07/31/28	MYR 2,006	457,683
3.73%, 03/31/26	MYR 2,373	544,479
3.99%, 10/15/25	MYR 2,833	651,001
4.07%, 09/30/26	MYR 3,311	764,728
4.12%, 11/30/34	MYR 1,521	351,285
4.13%, 08/15/25	MYR 712	163,658
4.13%, 07/09/29	MYR 2,596	604,419
4.19%, 10/07/32	MYR 1,797	418,899
4.25%, 09/30/30	MYR 1,990	466,939
4.26%, 07/26/27	MYR 1,043	242,731
4.29%, 08/14/43	MYR 3,067	710,138
4.37%, 10/31/28	MYR 2,129	499,311
4.42%, 09/30/41	MYR 2,219	527,290
4.47%, 09/15/39	MYR 3,067	733,481
4.66%, 03/31/38	MYR 833	202,591
		20,052,797
Mexico — 5.0%
Mexican Bonos
5.50%, 03/04/27	MXN 423	1,634,092
7.50%, 05/26/33	MXN 326	1,214,369
8.00%, 07/31/53	MXN 313	1,227,262
8.50%, 03/01/29	MXN 284	1,346,692
Series M, 5.75%, 03/05/26	MXN 395	1,687,831
Series M, 7.75%, 05/29/31	MXN 36,570	1,637,335
Series M, 7.75%, 11/23/34	MXN 235	1,002,748
Series M, 7.75%, 11/13/42	MXN 378	1,491,832
Series M, 8.00%, 11/07/47	MXN 26,219	1,041,917
Series M 20, 7.50%, 06/03/27	MXN 353	1,668,352
Series M 20, 8.50%, 05/31/29	MXN 31,918	1,512,546
Series M 30, 8.50%, 11/18/38	MXN 21,469	938,078
Security	Par (000)	Value
Mexico (continued)
Series M 30, 10.00%, 11/20/36	MXN 90	$448,302
Mexico Bonos
7.00%, 09/03/26	MXN 298	1,408,448
8.00%, 05/24/35	MXN 5	21,167
		18,280,971
Peru — 4.4%
Peru Government Bond
5.35%, 08/12/40	PEN 5	1,069,264
5.40%, 08/12/34	PEN 7	1,718,152
5.94%, 02/12/29	PEN 5	1,480,704
6.15%, 08/12/32	PEN 9	2,266,217
6.35%, 08/12/28	PEN 3	904,096
6.90%, 08/12/37	PEN 8,260	2,135,254
6.95%, 08/12/31	PEN 7,827	2,151,238
7.30%, 08/12/33(b)(c)	PEN 7	1,947,777
7.60%, 08/12/39(b)	PEN 6	1,602,176
8.20%, 08/12/26	PEN 2	519,254
		15,794,132
Poland — 4.3%
Republic of Poland Government Bond
0.00%, 10/25/25(a)	PLN 2,897	696,241
0.25%, 10/25/26	PLN 4,182	953,029
1.25%, 10/25/30	PLN 5,447	1,062,483
1.75%, 04/25/32	PLN 5,815	1,104,113
2.50%, 07/25/26	PLN 4,967	1,189,750
2.50%, 07/25/27	PLN 5,077	1,185,477
2.75%, 04/25/28	PLN 4,778	1,097,708
2.75%, 10/25/29	PLN 6,447	1,416,657
3.25%, 07/25/25	PLN 4,071	1,012,357
3.75%, 05/25/27	PLN 3,723	900,166
4.75%, 07/25/29	PLN 5,064	1,214,525
5.00%, 10/25/34	PLN 3,045	706,774
6.00%, 10/25/33	PLN 6,633	1,668,010
7.50%, 07/25/28	PLN 5,884	1,570,922
		15,778,212
Romania — 4.3%
Romania Government Bond
2.50%, 10/25/27	RON 2,490	489,475
3.25%, 06/24/26	RON 3,320	694,102
3.50%, 11/25/25	RON 2,845	606,925
3.65%, 07/28/25	RON 2,520	542,280
3.65%, 09/24/31	RON 3,140	567,513
4.15%, 01/26/28	RON 3,425	701,543
4.15%, 10/24/30	RON 2,910	556,214
4.25%, 04/28/36	RON 2,340	405,225
4.75%, 10/11/34	RON 3,065	567,282
4.85%, 04/22/26	RON 3,250	698,582
4.85%, 07/25/29	RON 3,860	781,980
5.00%, 02/12/29	RON 3,455	710,137
5.80%, 07/26/27	RON 3,910	844,229
6.30%, 04/25/29	RON 1,510	324,691
6.70%, 02/25/32	RON 3,845	828,204
7.10%, 07/31/34	RON 2,120	466,577
7.20%, 10/28/26	RON 3,295	732,777
7.20%, 05/31/27	RON 2,465	549,205
7.20%, 10/30/33	RON 3,385	752,271
7.35%, 04/28/31	RON 3,840	857,305
7.90%, 02/24/38	RON 3,395	802,044
8.00%, 04/29/30	RON 2,890	665,145
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® J.P. Morgan EM Local Currency Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Romania (continued)
8.25%, 09/29/32	RON 3,480	$820,302
8.75%, 10/30/28	RON 3,215	755,026
		15,719,034
Serbia — 4.4%
Serbia Treasury Bonds
4.50%, 01/11/26	RSD 393,190	3,665,608
4.50%, 08/20/32	RSD 512,860	4,643,370
5.88%, 02/08/28	RSD 405,500	3,979,004
7.00%, 10/26/31	RSD 359,770	3,749,577
		16,037,559
South Africa — 4.4%
Republic of South Africa Government Bond
6.25%, 03/31/36	ZAR 8,931	359,760
6.50%, 02/28/41	ZAR 9,406	350,853
7.00%, 02/28/31	ZAR 21,666	1,076,499
8.00%, 01/31/30	ZAR 37,911	2,036,911
8.25%, 03/31/32	ZAR 34,345	1,780,532
8.50%, 01/31/37	ZAR 30,783	1,461,395
8.75%, 01/31/44	ZAR 28,248	1,280,790
8.75%, 02/28/48	ZAR 44,914	2,024,383
8.88%, 02/28/35	ZAR 36,086	1,832,173
9.00%, 01/31/40	ZAR 27,262	1,297,037
10.50%, 12/21/26	ZAR 35,411	2,090,270
11.63%, 03/31/53	ZAR 6,503	379,501
		15,970,104
Thailand — 4.7%
Thailand Government Bond
0.95%, 06/17/25	THB 23,163	679,634
1.00%, 06/17/27	THB 26,768	769,089
1.59%, 12/17/35	THB 25,610	691,440
1.60%, 12/17/29	THB 23,172	664,517
1.60%, 06/17/35	THB 14,610	396,747
2.00%, 12/17/31	THB 31,631	917,271
2.00%, 06/17/42	THB 18,255	480,570
2.13%, 12/17/26	THB 22,958	678,926
2.25%, 03/17/27	THB 24,611	730,198
2.35%, 06/17/26	THB 24,725	733,892
2.40%, 11/17/27	THB 8,783	261,824
2.40%, 03/17/29	THB 22,447	669,486
2.50%, 11/17/29	THB 5,775	173,070
2.65%, 06/17/28	THB 31,278	941,121
2.80%, 06/17/34	THB 15,897	485,602
2.88%, 12/17/28	THB 22,980	698,066
2.88%, 06/17/46	THB 19,432	559,235
3.30%, 06/17/38	THB 26,934	855,371
3.35%, 06/17/33	THB 21,538	683,366
3.39%, 06/17/37	THB 28,217	906,632
3.40%, 06/17/36	THB 17,733	571,770
3.45%, 06/17/43	THB 25,374	810,453
3.65%, 06/20/31	THB 18,987	608,898
3.78%, 06/25/32	THB 22,687	736,613
Security	Par (000)	Value
Thailand (continued)
3.85%, 12/12/25	THB 15,981	$481,336
4.88%, 06/22/29	THB 21,885	723,090
		16,908,217
Turkey — 4.2%
Turkey Government Bond
10.50%, 08/11/27	TRY 42,557	742,791
10.60%, 02/11/26	TRY 20,665	437,775
11.00%, 02/24/27	TRY 10,205	197,001
11.70%, 11/13/30	TRY 51,517	843,274
12.40%, 03/08/28	TRY 55,147	1,005,288
12.60%, 10/01/25	TRY 69,818	1,607,648
16.90%, 09/02/26	TRY 38,153	828,420
Turkiye Government Bond
17.30%, 07/19/28	TRY 103,163	2,066,873
17.80%, 07/13/33	TRY 79,160	1,526,051
26.20%, 10/05/33	TRY 130,647	3,529,023
31.08%, 11/08/28	TRY 88,700	2,501,928
		15,286,072
Uruguay — 4.4%
Uruguay Government International Bond
8.25%, 05/21/31	UYU 248,432	5,651,422
8.50%, 03/15/28(c)	UYU 119,995	2,838,708
9.75%, 07/20/33	UYU 305,953	7,513,079
		16,003,209
Total Long-Term Investments — 97.5% (Cost: $371,551,133)		353,477,537
	Shares
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(d)(e)	1,530,000	1,530,000
Total Short-Term Securities — 0.4% (Cost: $1,530,000)		1,530,000
Total Investments — 97.9% (Cost: $373,081,133)		355,007,537
Other Assets Less Liabilities — 2.1%		7,461,860
Net Assets — 100.0%		$362,469,397

(a)	Zero-coupon bond.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® J.P. Morgan EM Local Currency Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$21,570,000	$—	$(20,040,000)(a)	$—	$—	$1,530,000	1,530,000	$93,625	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Foreign Government Obligations	$—	$353,477,537	$—	$353,477,537
Short-Term Securities
Money Market Funds	1,530,000	—	—	1,530,000
	$1,530,000	$353,477,537	$—	$355,007,537
See notes to financial statements.
Schedule of Investments

Schedule of Investments
October 31, 2024
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Australia — 0.5%
APA Infrastructure Ltd., 7.13%, 11/09/83, (5-year EURIBOR ICE Swap + 4.098%)(a)(b)	EUR 100	$118,342
FMG Resources August 2006 Pty. Ltd.
4.38%, 04/01/31(c)	USD 150	136,635
4.50%, 09/15/27(c)	USD 55	53,497
FMG Resources August Pty. Ltd.
5.88%, 04/15/30(c)	USD 80	79,406
6.13%, 04/15/32(c)(d)	USD 100	100,375
Mineral Resources Ltd.
8.00%, 11/01/27(c)(d)	USD 45	46,125
8.13%, 05/01/27(c)	USD 75	75,533
8.50%, 05/01/30(c)(d)	USD 70	72,035
9.25%, 10/01/28(c)	USD 125	131,611
		813,559
Austria — 0.2%
ams-OSRAM AG, 10.50%, 03/30/29(a)	EUR 100	110,143
Benteler International AG, 9.38%, 05/15/28(a)	EUR 100	112,227
		222,370
Belgium — 0.3%
Azelis Finance NV, 4.75%, 09/25/29(a)	EUR 100	110,565
Ontex Group NV, 3.50%, 07/15/26(a)	EUR 100	108,133
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(c)	USD 200	195,250
		413,948
Canada — 3.5%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29(c)(d)	USD 95	87,785
3.88%, 01/15/28(c)	USD 145	138,110
4.00%, 10/15/30(c)	USD 325	293,881
4.38%, 01/15/28(c)(d)	USD 70	67,253
5.63%, 09/15/29(c)	USD 25	24,938
6.13%, 06/15/29(c)	USD 125	127,102
Air Canada
3.88%, 08/15/26(c)	USD 125	121,039
4.63%, 08/15/29(c)	CAD 288	203,871
Alcoa Nederland Holding BV, 5.50%, 12/15/27(c)	USD 75	74,242
AtkinsRealis Group Inc., 7.00%, 06/12/26	CAD 25	18,647
AutoCanada Inc., 5.75%, 02/07/29(c)	CAD 75	48,722
Bausch Health Companies Inc., 5.00%, 02/15/29(c)	USD 50	28,650
Baytex Energy Corp.
7.38%, 03/15/32(c)	USD 50	48,450
8.50%, 04/30/30(c)	USD 75	76,320
Bombardier Inc.
6.00%, 02/15/28(c)	USD 75	74,932
7.00%, 06/01/32(c)	USD 65	66,646
7.13%, 06/15/26(c)(d)	USD 10	10,110
7.25%, 07/01/31(c)(d)	USD 95	98,087
7.50%, 02/01/29(c)(d)	USD 60	62,535
7.88%, 04/15/27(c)	USD 99	99,182
8.75%, 11/15/30(c)(d)	USD 75	81,375
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(c)	USD 50	46,435
6.25%, 09/15/27(c)	USD 57	56,603
Cineplex Inc., 7.63%, 03/31/29(c)	CAD 125	93,547
Emera Inc., Series 16-A, 6.75%, 06/15/76, (3-mo. LIBOR US + 5.440%)(b)	USD 135	135,729
Security	Par (000)	Value
Canada (continued)
Garda World Security Corp.
4.63%, 02/15/27(c)	USD 60	$58,399
6.00%, 06/01/29(c)	USD 50	46,813
7.75%, 02/15/28(c)	USD 55	56,771
8.25%, 08/01/32(c)(d)	USD 60	59,714
8.38%, 11/15/32(c)(d)	USD 100	100,000
9.50%, 11/01/27(c)	USD 50	50,051
GFL Environmental Inc.
3.50%, 09/01/28(c)(d)	USD 85	79,648
4.00%, 08/01/28(c)	USD 75	70,919
4.38%, 08/15/29(c)	USD 55	51,551
4.75%, 06/15/29(c)(d)	USD 75	71,634
5.13%, 12/15/26(c)	USD 54	53,513
6.75%, 01/15/31(c)	USD 95	97,764
goeasy Ltd.
7.63%, 07/01/29(c)	USD 65	66,774
9.25%, 12/01/28(c)	USD 50	53,116
Series 144*, 6.88%, Series 144*, 05/15/30(c)	USD 30	30,300
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(c)(d)	USD 85	87,465
Jones Deslauriers Insurance Management Inc.
8.50%, 03/15/30(c)	USD 75	79,438
10.50%, 12/15/30(c)	USD 50	53,843
Kronos Acquisition Holdings Inc.
8.25%, 06/30/31(c)	USD 50	49,488
10.75%, 06/30/32(c)(d)	USD 50	46,599
Mattamy Group Corp.
4.63%, 03/01/30(c)	USD 65	60,700
5.25%, 12/15/27(c)	USD 60	58,931
Mattr Corp., 7.25%, 04/02/31(c)	CAD 65	47,749
Methanex Corp.
5.13%, 10/15/27	USD 60	58,406
5.25%, 12/15/29	USD 65	62,658
NOVA Chemicals Corp.
4.25%, 05/15/29(c)(d)	USD 82	74,654
5.25%, 06/01/27(c)	USD 100	98,176
8.50%, 11/15/28(c)	USD 25	26,513
9.00%, 02/15/30(c)	USD 60	63,863
NuVista Energy Ltd., 7.88%, 07/23/26(c)	CAD 50	36,436
Open Text Corp.
3.88%, 02/15/28(c)	USD 115	108,100
3.88%, 12/01/29(c)	USD 80	72,909
Open Text Holdings Inc.
4.13%, 02/15/30(c)	USD 90	82,547
4.13%, 12/01/31(c)(d)	USD 68	60,895
Parkland Corp.
3.88%, 06/16/26(c)	CAD 75	52,896
4.50%, 10/01/29(c)	USD 95	88,306
4.63%, 05/01/30(c)	USD 80	73,386
5.88%, 07/15/27(c)	USD 40	39,584
6.63%, 08/15/32(c)	USD 45	44,890
Ritchie Bros Holdings Inc.
6.75%, 03/15/28(c)	USD 60	61,522
7.75%, 03/15/31(c)(d)	USD 80	83,840
Rogers Communications Inc., 5.25%, 03/15/82, (5-year CMT + 3.590%)(b)(c)	USD 75	73,650
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55, (5-year CMT + 3.667%)(b)(c)	USD 50	51,936
7.63%, 03/01/55, (5-year CMT + 3.949%)(b)(c)	USD 50	51,438
Superior Plus LP, 4.25%, 05/18/28(c)	CAD 50	33,868
Tamarack Valley Energy Ltd., 7.25%, 05/10/27(c)	CAD 75	54,014

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
Wrangler Holdco Corp., 6.63%, 04/01/32(c)	USD 40	$40,864
		5,110,722
Cayman Islands — 0.1%
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(c)	USD 125	128,731
China — 0.1%
Swissport Investments SA, 6.75%, 12/15/21(a)(e)(f)	EUR 100	1
TI Automotive Finance PLC, 3.75%, 04/15/29(a)	EUR 100	104,641
		104,642
Cyprus — 0.1%
Bank of Cyprus PCL, 7.38%, 07/25/28, (3-mo. EURIBOR + 4.095%)(a)(b)	EUR 100	118,619
Czech Republic — 0.1%
Allwyn Entertainment Financing U.K. PLC, 7.25%, 04/30/30(a)	EUR 100	115,542
Denmark — 0.2%
Orsted A/S
1.50%, (5-year EUR Swap + 1.860%)(a)(b)	EUR 100	90,617
2.50%, (5-year GUK + 2.136%)(a)(b)	GBP 100	94,762
5.13%, (5-year EURIBOR ICE Swap + 2.590%)(a)(b)	EUR 100	112,356
		297,735
Finland — 0.2%
Citycon Treasury BV, 1.63%, 03/12/28(a)	EUR 100	97,886
Finnair OYJ, 4.75%, 05/24/29(a)	EUR 100	108,671
Huhtamaki OYJ, 4.25%, 06/09/27(a)	EUR 100	110,450
		317,007
France — 5.0%
Afflelou SAS, 6.00%, 07/25/29(a)	EUR 100	110,747
Air France-KLM
7.25%, 05/31/26(a)	EUR 100	114,373
8.13%, 05/31/28(a)	EUR 100	121,799
Altice France SA
5.13%, 01/15/29(c)	USD 45	33,553
5.13%, 07/15/29(c)	USD 275	205,563
5.50%, 01/15/28(c)	USD 150	116,184
5.50%, 10/15/29(c)	USD 200	149,580
8.13%, 02/01/27(c)	USD 175	144,314
Altice France SA/France
3.38%, 01/15/28(a)	EUR 100	82,748
4.13%, 01/15/29(a)	EUR 100	82,284
4.25%, 10/15/29(a)	EUR 100	82,330
5.88%, 02/01/27(a)	EUR 100	87,176
Banijay Entertainment SASU, 7.00%, 05/01/29(a)	EUR 100	113,772
CAB SELAS, 3.38%, 02/01/28(a)	EUR 100	100,517
Cerba Healthcare SACA, 3.50%, 05/31/28(a)	EUR 100	90,362
Chrome Holdco SASU, 5.00%, 05/31/29(a)	EUR 100	68,821
CMA CGM SA, 5.50%, 07/15/29(a)	EUR 100	111,995
Electricite de France SA, 9.13%, (5-year CMT + 5.411%)(b)(c)(g)	USD 175	198,482
Elior Group SA, 3.75%, 07/15/26(a)	EUR 100	107,684
Elis SA, 1.63%, 04/03/28(a)	EUR 100	102,419
ELO SACA
2.88%, 01/29/26(a)	EUR 100	104,990
5.88%, 04/17/28(a)	EUR 200	193,747
6.00%, 03/22/29(a)	EUR 100	93,548
Emeria SASU, 3.38%, 03/31/28(a)	EUR 100	93,381
Eramet SA, 7.00%, 05/22/28(a)	EUR 100	107,590
Security	Par (000)	Value
France (continued)
Eutelsat SA
1.50%, 10/13/28(a)	EUR 100	$87,937
9.75%, 04/13/29(a)	EUR 100	111,385
Forvia SE
2.38%, 06/15/27(a)	EUR 100	102,612
2.75%, 02/15/27(a)	EUR 100	104,019
3.13%, 06/15/26(a)	EUR 100	106,774
3.75%, 06/15/28(a)	EUR 100	104,746
5.13%, 06/15/29(a)	EUR 100	108,509
5.50%, 06/15/31(a)	EUR 100	108,069
Goldstory SAS, 6.75%, 02/01/30(a)	EUR 100	111,841
Holding d'Infrastructures des Metiers de l'Environnement
4.88%, 10/24/29(a)	EUR 100	109,690
Series ., 0.63%, Series ., 09/16/28(a)	EUR 100	94,579
Iliad Holding SASU
5.63%, 10/15/28(a)	EUR 100	110,432
6.50%, 10/15/26(c)	USD 50	50,375
6.88%, 04/15/31(a)	EUR 100	115,595
7.00%, 10/15/28(c)	USD 100	101,375
8.50%, 04/15/31(c)	USD 115	122,220
iliad SA
1.88%, 02/11/28(a)	EUR 100	102,538
2.38%, 06/17/26(a)	EUR 100	107,252
4.25%, 12/15/29(a)	EUR 100	108,711
5.38%, 02/15/29(a)	EUR 100	113,391
Series ., 5.38%, Series ., 05/02/31(a)	EUR 100	113,467
IPD 3 BV, 8.00%, 06/15/28(a)	EUR 100	114,877
Kapla Holding SAS, 3.38%, 12/15/26(a)	EUR 100	107,636
Loxam SAS
6.38%, 05/15/28(a)	EUR 100	112,764
6.38%, 05/31/29(a)	EUR 125	141,998
Mobilux Finance SAS, 7.00%, 05/15/30(a)	EUR 100	112,020
Nexans SA
4.13%, 05/29/29(a)	EUR 100	110,457
4.25%, 03/11/30(a)	EUR 100	110,921
Opmobility, 4.88%, 03/13/29(a)	EUR 100	108,409
Paprec Holding SA, 6.50%, 11/17/27(a)	EUR 100	114,739
Picard Groupe SAS, 6.38%, 07/01/29(a)	EUR 100	110,948
RCI Banque SA, 5.50%, 10/09/34, (5-year EURIBOR ICE Swap + 2.750%)(a)(b)	EUR 100	110,777
Renault SA
1.13%, 10/04/27(a)	EUR 100	101,359
2.38%, 05/25/26(a)	EUR 200	213,415
2.50%, 06/02/27(a)	EUR 100	105,790
Rexel SA, 2.13%, 12/15/28(a)	EUR 100	102,201
SNF Group SACA, 2.63%, 02/01/29(a)	EUR 100	102,815
SPIE SA, 2.63%, 06/18/26(a)	EUR 100	107,350
Tereos Finance Groupe I SA, 4.75%, 04/30/27(a)	EUR 100	108,912
Valeo SE
4.50%, 04/11/30(a)	EUR 100	106,296
5.38%, 05/28/27(a)	EUR 100	112,506
5.88%, 04/12/29(a)	EUR 100	114,152
		7,443,818
Germany — 3.3%
Bayer AG
3.90%, 09/25/83, (5-year EUR Swap + 3.896%)(a)(b)	EUR 100	115,980
5.38%, 03/25/82, (5-year EUR Swap + 4.458%)(a)(b)	EUR 100	107,729
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Germany (continued)
5.50%, 09/13/54, (5-year EURIBOR ICE Swap + 3.269%)(a)(b)	EUR 100	$109,103
6.63%, 09/25/83, (5-year EUR Swap + 3.432%)(a)(b)	EUR 100	113,432
Series N5.5, 4.50%, Series N5.5, 03/25/82, (5-year EUR Swap + 3.751%)(a)(b)	EUR 100	107,540
Bertelsmann SE & Co. KGaA, 3.50%, 04/23/75, (5-year EUR Swap + 3.206%)(a)(b)	EUR 100	107,340
Ceconomy AG, 6.25%, 07/15/29(a)	EUR 100	111,046
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28(a)	EUR 100	107,471
7.50%, 05/15/30(a)	EUR 100	115,415
CT Investment GmbH, 6.38%, 04/15/30(a)	EUR 100	112,002
Dynamo Newco II GmbH, 6.25%, 10/15/31(a)	EUR 100	109,240
Evonik Industries AG, 1.38%, 09/02/81, (5-year EUR Swap + 1.836%)(a)(b)	EUR 100	103,075
Fressnapf Holding SE, 5.25%, 10/31/31(a)	EUR 100	108,233
Gruenenthal GmbH, 6.75%, 05/15/30(a)	EUR 100	115,614
IHO Verwaltungs GmbH
6.38%, 05/15/29, (6.38% cash)(c)(h)	USD 50	48,362
6.75%, 11/15/29, (6.75% cash and 7.50% PIK)(a)(h)	EUR 100	110,178
7.00%, 11/15/31, (7.00% cash and 7.75% PIK)(a)(h)	EUR 100	109,473
Mahle GmbH, 2.38%, 05/14/28(a)	EUR 100	94,792
Mercer International Inc.
5.13%, 02/01/29(d)	USD 85	73,216
12.88%, 10/01/28(c)	USD 20	21,136
Motel One GmbH/Muenchen, 7.75%, 04/02/31(a)	EUR 100	115,318
Nidda Healthcare Holding GmbH
5.63%, 02/21/30(a)	EUR 100	109,193
7.50%, 08/21/26(a)	EUR 66	73,926
PCF GmbH, 4.75%, 04/15/29(a)	EUR 101	93,804
ProGroup AG, 5.38%, 04/15/31(a)	EUR 100	104,843
Schaeffler AG
2.88%, 03/26/27(a)	EUR 75	80,690
3.38%, 10/12/28(a)	EUR 100	106,223
4.50%, 03/28/30(a)	EUR 100	107,761
4.75%, 08/14/29(a)	EUR 100	110,575
Techem Verwaltungsgesellschaft 675 mbH, 5.38%, 07/15/29(a)	EUR 100	108,975
Tele Columbus AG, 10.00%, 01/01/29, (10.00% PIK)(a)(h)	EUR 100	87,428
TK Elevator Holdco GmbH
6.63%, 07/15/28(a)	EUR 90	97,642
7.63%, 07/15/28(c)	USD 50	50,238
TK Elevator Midco GmbH, 4.38%, 07/15/27(a)	EUR 100	107,907
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27(c)	USD 150	147,469
TUI AG, 5.88%, 03/15/29(a)	EUR 100	113,419
TUI Cruises GmbH, 6.25%, 04/15/29(a)	EUR 100	113,630
WEPA Hygieneprodukte GmbH, 5.63%, 01/15/31(a)	EUR 100	111,878
ZF Europe Finance BV
2.00%, 02/23/26(a)	EUR 100	105,894
2.50%, 10/23/27(a)	EUR 100	102,162
3.00%, 10/23/29(a)	EUR 100	96,865
4.75%, 01/31/29(a)	EUR 100	105,746
ZF Finance GmbH
2.00%, 05/06/27(a)	EUR 100	102,158
2.75%, 05/25/27(a)	EUR 100	103,652
3.75%, 09/21/28(a)	EUR 100	103,312
Security	Par (000)	Value
Germany (continued)
ZF North America Capital Inc.
6.75%, 04/23/30(c)	USD 150	$147,876
6.88%, 04/14/28(c)	USD 75	75,632
7.13%, 04/14/30(c)	USD 75	75,404
		4,859,997
Greece — 0.8%
Alpha Bank SA
2.50%, 03/23/28, (1-year EUR Swap + 2.849%)(a)(b)	EUR 100	106,946
7.50%, 06/16/27, (1-year EUR Swap + 5.084%)(a)(b)	EUR 100	115,853
Alpha Services and Holdings SA, 5.50%, 06/11/31, (5-year EUR Swap + 5.823%)(a)(b)	EUR 100	109,951
Eurobank Ergasias Services and Holdings SA, 10.00%, 12/06/32, (5-year EUR Swap + 7.588%)(a)(b)	EUR 100	125,301
Metlen Energy & Metals SA, 4.00%, 10/17/29(a)	EUR 100	108,783
National Bank of Greece SA, 5.88%, 06/28/35, (5-year EURIBOR ICE Swap + 3.154%)(a)(b)	EUR 100	113,396
Piraeus Bank SA
5.00%, 04/16/30, (1-year EURIBOR ICE Swap + 2.245%)(a)(b)	EUR 100	113,085
6.75%, 12/05/29, (1-year EUR Swap + 3.837%)(a)(b)	EUR 100	120,120
8.25%, 01/28/27, (1-year EUR Swap + 5.715%)(a)(b)	EUR 100	115,752
Public Power Corp. SA
4.38%, 03/30/26(a)	EUR 100	108,660
4.63%, 10/31/31(a)	EUR 100	108,561
		1,246,408
Hong Kong — 0.3%
FWD Group Holdings Ltd., 8.40%, 04/05/29(c)	USD 100	105,906
Melco Resorts Finance Ltd.
5.25%, 04/26/26(c)	USD 50	48,999
5.38%, 12/04/29(c)	USD 125	114,666
5.63%, 07/17/27(c)	USD 50	48,496
5.75%, 07/21/28(c)	USD 100	95,371
7.63%, 04/17/32(c)	USD 100	101,140
		514,578
Ireland — 0.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 5.25%, 08/15/27(c)	USD 75	45,119
C&W Senior Finance Ltd., 6.88%, 09/15/27(c)	USD 135	133,650
eircom Finance DAC, 3.50%, 05/15/26(a)	EUR 125	134,711
Energia Group Roi Financeco DAC, 6.88%, 07/31/28(a)	EUR 100	113,660
GGAM Finance Ltd.
5.88%, 03/15/30(c)	USD 50	49,312
6.88%, 04/15/29(c)(d)	USD 45	45,900
7.75%, 05/15/26(c)	USD 25	25,446
8.00%, 02/15/27(c)	USD 70	72,152
8.00%, 06/15/28(c)	USD 70	73,844
		693,794
Israel — 1.1%
Energian Israel Finance Ltd.
4.88%, 03/30/26(a)(c)	USD 75	72,820
5.38%, 03/30/28(a)(c)	USD 56	50,540
5.88%, 03/30/31(a)(c)	USD 70	59,500
8.50%, 09/30/33(a)(c)	USD 90	85,472

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Israel (continued)
Leviathan Bond Ltd.
6.50%, 06/30/27(a)(c)	USD 55	$52,117
6.75%, 06/30/30(a)(c)	USD 60	54,975
Teva Pharmaceutical Finance Netherlands II BV
3.75%, 05/09/27	EUR 100	108,124
4.38%, 05/09/30	EUR 150	162,497
7.38%, 09/15/29	EUR 100	122,513
7.88%, 09/15/31	EUR 100	129,637
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	USD 335	319,087
4.75%, 05/09/27	USD 100	97,191
5.13%, 05/09/29	USD 125	120,797
6.75%, 03/01/28	USD 125	127,657
7.88%, 09/15/29	USD 75	80,845
8.13%, 09/15/31	USD 50	55,862
		1,699,634
Italy — 4.0%
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/30(a)	EUR 100	108,524
Banca IFIS SpA, 6.13%, 01/19/27(a)	EUR 100	113,267
Banca Monte dei Paschi di Siena SpA
4.75%, 03/15/29, (3-mo. EURIBOR + 2.047%)(a)(b)	EUR 100	112,386
10.50%, 07/23/29(a)	EUR 100	136,373
Banca Popolare di Sondrio SpA, 3.88%, 02/25/32, (5-year EUR Swap + 3.958%)(a)(b)	EUR 100	108,265
Banco BPM SpA
2.88%, 06/29/31, (5-year EUR Swap + 3.170%)(a)(b)	EUR 100	106,824
3.25%, 01/14/31, (5-year EUR Swap + 3.800%)(a)(b)	EUR 100	107,798
BFF Bank SpA, 4.88%, 03/30/28, (1-year EURIBOR ICE Swap + 2.622%)(a)(b)	EUR 100	109,074
BPER Banca SpA
5.75%, 09/11/29, (3-mo. EURIBOR + 2.600%)(a)(b)	EUR 150	174,602
6.13%, 02/01/28, (3-mo. EURIBOR + 3.600%)(a)(b)	EUR 150	172,517
Cerved Group SpA, 6.00%, 02/15/29(a)	EUR 100	104,191
doValue SpA, 3.38%, 07/31/26(a)	EUR 100	105,516
Engineering - Ingegneria Informatica - SpA, 5.88%, 09/30/26(a)	EUR 100	106,802
Fiber Bidco SpA, 6.13%, 06/15/31(a)	EUR 100	108,507
Flos B&b Italia SpA, 10.00%, 11/15/28(a)	EUR 100	117,039
Guala Closures SpA, 3.25%, 06/15/28(a)	EUR 100	102,113
Iccrea Banca SpA, 4.75%, 01/18/32, (5-year EURIBOR ICE Swap + 4.829%)(a)(b)	EUR 100	110,091
Illimity Bank SpA, 5.75%, 05/31/27(a)	EUR 100	110,734
IMA Industria Macchine Automatiche SpA, 3.75%, 01/15/28(a)	EUR 100	105,747
Infrastrutture Wireless Italiane SpA
1.75%, 04/19/31(a)	EUR 100	99,977
1.88%, 07/08/26(a)	EUR 100	106,079
Intesa Sanpaolo SpA
2.86%, 04/23/25(a)	EUR 100	108,404
2.93%, 10/14/30(a)	EUR 100	102,783
3.93%, 09/15/26(a)	EUR 100	109,937
4.20%, 06/01/32, (1-year CMT + 2.600%)(b)(c)	USD 85	74,414
5.15%, 06/10/30(a)	GBP 100	121,831
5.71%, 01/15/26(c)	USD 150	150,309
Lottomatica SpA/Roma, 5.38%, 06/01/30(a)	EUR 100	112,351
Security	Par (000)	Value
Italy (continued)
Mundys SpA
1.88%, 07/13/27(a)	EUR 100	$104,795
1.88%, 02/12/28(a)	EUR 100	103,453
4.75%, 01/24/29(a)	EUR 100	113,067
Nexi SpA
1.63%, 04/30/26(a)	EUR 100	105,918
2.13%, 04/30/29(a)	EUR 100	101,788
Optics Bidco SpA
1.63%, 01/18/29	EUR 100	100,267
2.38%, 10/12/27(a)	EUR 100	104,855
7.88%, 07/31/28(a)	EUR 100	122,747
Series 2036, 7.20%, Series 2036, 07/18/36(c)	USD 200	205,735
Rossini SARL, 6.75%, 12/31/29(a)	EUR 100	114,244
Saipem Finance International BV, 3.13%, 03/31/28(a)	EUR 100	107,252
Telecom Italia SpA, 7.88%, 07/31/28(a)	EUR 100	122,485
Telecom Italia SpA/Milano
1.63%, 01/18/29(a)	EUR 100	100,930
2.38%, 10/12/27(a)	EUR 100	107,055
3.00%, 09/30/25(a)	EUR 100	108,028
UniCredit SpA
2.73%, 01/15/32, (5-year EUR Swap + 2.800%)(a)(b)	EUR 200	212,349
5.46%, 06/30/35, (5-year CMT + 4.750%)(b)(c)	USD 135	129,800
5.86%, 06/19/32, (5-year USD ICE Swap + 3.703%)(b)(c)	USD 110	109,557
7.30%, 04/02/34, (5-year USD ICE Swap + 4.914%)(b)(c)	USD 125	130,685
UnipolSai Assicurazioni SpA, 4.90%, 05/23/34(a)	EUR 100	110,314
Webuild SpA
3.63%, 01/28/27(a)	EUR 100	107,948
7.00%, 09/27/28(a)	EUR 100	117,640
		5,847,367
Japan — 0.7%
Rakuten Group Inc.
5.13%, (5-year CMT + 4.578%)(b)(c)(g)	USD 70	67,180
6.25%, (5-year CMT + 4.956%)(b)(c)(g)	USD 110	99,550
9.75%, 04/15/29(c)	USD 200	215,500
11.25%, 02/15/27(c)	USD 200	217,176
SoftBank Group Corp.
2.88%, 01/06/27(a)	EUR 100	106,068
4.00%, 09/19/29(a)	EUR 125	130,311
5.00%, 04/15/28(a)	EUR 100	109,734
5.38%, 01/08/29(a)	EUR 100	110,641
		1,056,160
Jersey — 0.2%
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29(c)	USD 100	97,067
10.38%, 03/31/29(a)	GBP 100	124,828
		221,895
Luxembourg — 1.6%
AccorInvest Group SA, 0.00%, 11/15/31(a)	EUR 100	108,542
Albion Financing 1 SARL/Aggreko Holdings Inc., 6.13%, 10/15/26(c)	USD 40	39,987
Albion Financing 2 SARL, 8.75%, 04/15/27(c)	USD 50	50,990
Altice Financing SA
4.25%, 08/15/29(a)	EUR 100	89,863
5.00%, 01/15/28(c)	USD 125	105,611
5.75%, 08/15/29(c)	USD 200	163,352
Altice Finco SA, 4.75%, 01/15/28(a)	EUR 100	76,232
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Luxembourg (continued)
Altice France Holding SA
4.00%, 02/15/28(a)	EUR 100	$25,522
6.00%, 02/15/28(c)	USD 100	27,125
8.00%, 05/15/27(a)	EUR 100	29,687
10.50%, 05/15/27(c)	USD 150	45,562
ARD Finance SA, 5.00%, 06/30/27, (5.00% Cash and 5.75% PIK)(a)(h)	EUR 100	20,616
Cidron Aida Finco SARL, 5.00%, 04/01/28(a)	EUR 100	105,818
Garfunkelux Holdco 3 SA, 6.75%, 11/01/25(a)	EUR 100	68,493
Herens Midco SARL, 5.25%, 05/15/29(a)	EUR 100	81,916
INEOS Finance PLC
6.38%, 04/15/29(a)	EUR 100	112,318
6.63%, 05/15/28(a)	EUR 100	112,545
6.75%, 05/15/28(c)	USD 50	50,435
7.50%, 04/15/29(c)	USD 75	77,281
Intelsat Jackson Holdings SA, 6.50%, 03/15/30(c)(d)	USD 315	296,100
ION Trading Technologies SARL
5.75%, 05/15/28(c)	USD 50	45,288
9.50%, 05/30/29(c)	USD 50	50,875
Kleopatra Holdings 2 SCA, 6.50%, 09/01/26(a)	EUR 100	82,964
Loarre Investments SARL, 6.50%, 05/15/29(a)	EUR 100	112,052
Matterhorn Telecom SA, 4.00%, 11/15/27(a)	EUR 100	108,465
SES SA, 5.50%, 09/12/54, (5-year EURIBOR ICE Swap + 3.232%)(a)(b)	EUR 125	126,639
Summer BC Holdco B SARL, 5.75%, 10/31/26(a)	EUR 100	108,211
Vivion Investments SARL, 8.00%, 08/31/28, (6.50% Cash and 1.40% PIK)(a)(h)	EUR 101	108,196
		2,430,685
Macau — 0.5%
MGM China Holdings Ltd.
4.75%, 02/01/27(c)	USD 75	72,497
5.88%, 05/15/26(c)	USD 100	99,457
7.13%, 06/26/31(c)	USD 50	50,804
Studio City Finance Ltd.
5.00%, 01/15/29(c)	USD 95	85,831
6.50%, 01/15/28(c)	USD 60	57,750
Wynn Macau Ltd.
5.13%, 12/15/29(c)	USD 100	92,764
5.50%, 01/15/26(c)	USD 100	98,840
5.50%, 10/01/27(c)	USD 75	72,649
5.63%, 08/26/28(c)	USD 150	144,008
		774,600
Netherlands — 1.6%
Boels Topholding BV, 5.75%, 05/15/30(a)	EUR 100	111,868
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, 8.50%, 01/15/31(a)	GBP 100	138,865
Flora Food Management BV, 6.88%, 07/02/29(a)	EUR 100	109,664
Maxeda DIY Holding BV, 5.88%, 10/01/26(a)	EUR 100	84,956
Nobian Finance BV, 3.63%, 07/15/26(a)	EUR 100	107,236
Odido Holding BV, 3.75%, 01/15/29(a)	EUR 100	105,975
Q-Park Holding I BV
2.00%, 03/01/27(a)	EUR 150	157,469
5.13%, 02/15/30(a)	EUR 100	111,037
Sigma Holdco BV, 5.75%, 05/15/26(a)	EUR 57	61,266
Sunrise FinCo I BV, 4.88%, 07/15/31(c)	USD 150	137,250
Trivium Packaging Finance BV
3.75%, 08/15/26(a)	EUR 100	107,922
5.50%, 08/15/26(c)	USD 100	99,125
8.50%, 08/15/27(c)	USD 75	74,864
Security	Par (000)	Value
Netherlands (continued)
UPCB Finance VII Ltd., 3.63%, 06/15/29(a)	EUR 100	$106,049
Versuni Group BV, 3.13%, 06/15/28(a)	EUR 100	103,098
VZ Secured Financing BV, 5.00%, 01/15/32(c)	USD 175	156,999
VZ Vendor Financing II BV, 2.88%, 01/15/29(a)	EUR 100	99,444
Ziggo Bond Co. BV
3.38%, 02/28/30(a)	EUR 100	97,158
5.13%, 02/28/30(c)	USD 50	45,195
6.00%, 01/15/27(c)	USD 75	74,768
6.13%, 11/15/32(a)	EUR 125	134,624
Ziggo BV
2.88%, 01/15/30(a)	EUR 100	100,576
4.88%, 01/15/30(c)	USD 85	78,815
		2,404,223
Norway — 0.1%
Var Energi ASA, 7.86%, 11/15/83, (5-year EURIBOR ICE Swap + 4.765%)(a)(b)	EUR 100	119,408
Poland — 0.1%
Transportes Aereos Portugueses SA, 5.13%, 11/15/29(a)	EUR 100	109,631
Portugal — 0.6%
Caixa Central de Credito Agricola Mutuo CRL, 2.50%, 11/05/26, (3-mo. EURIBOR + 2.600%)(a)(b)	EUR 100	107,375
Caixa Economica Montepio Geral Caixa Economica Bancaria SA, 5.63%, 05/29/28, (3-mo. EURIBOR + 2.600%)(a)(b)	EUR 100	112,244
EDP SA
1.50%, 03/14/82, (5-year EUR Swap + 1.888%)(a)(b)	EUR 100	102,899
1.88%, 08/02/81, (5-year EUR Swap + 2.380%)(a)(b)	EUR 100	105,236
4.63%, 09/16/54, (5-year EURIBOR ICE Swap + 2.395%)(a)(b)	EUR 100	109,794
4.75%, 05/29/54, (5-year EURIBOR ICE Swap + 2.052%)(a)(b)	EUR 100	110,436
5.94%, 04/23/83, (5-year EUR Swap + 3.184%)(a)(b)	EUR 100	114,588
Novo Banco SA, 9.88%, 12/01/33, (5-year EUR Swap + 6.714%)(a)(b)	EUR 100	127,367
		889,939
Slovenia — 0.2%
United Group BV
3.63%, 02/15/28(a)	EUR 100	104,884
4.63%, 08/15/28(a)	EUR 100	106,641
6.75%, 02/15/31(a)	EUR 100	110,300
		321,825
Spain — 1.1%
Banco de Credito Social Cooperativo SA
7.50%, 09/14/29, (1-year EURIBOR ICE Swap + 4.269%)(a)(b)	EUR 100	123,016
8.00%, 09/22/26, (1-year EUR Swap + 5.619%)(a)(b)	EUR 100	113,128
Banco de Sabadell SA
5.13%, 06/27/34, (5-year EURIBOR ICE Swap + 2.400%)(a)(b)	EUR 100	112,269
6.00%, (5-year EUR Swap + 3.150%)(a)(b)	EUR 100	115,782
Cirsa Finance International SARL
7.88%, 07/31/28(a)	EUR 100	115,191
10.38%, 11/30/27(a)	EUR 90	103,028

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Spain (continued)
ContourGlobal Power Holdings SA, 2.75%, 01/01/26(a)	EUR 100	$107,165
eDreams ODIGEO SA, 5.50%, 07/15/27(a)	EUR 100	109,882
Eroski S Coop, 10.63%, 04/30/29(a)	EUR 100	116,977
Grifols SA
1.63%, 02/15/25(a)	EUR 41	43,839
3.88%, 10/15/28(a)	EUR 125	123,210
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(a)	EUR 100	108,591
Lorca Telecom Bondco SA, 4.00%, 09/18/27(a)	EUR 150	162,612
Unicaja Banco SA
6.50%, 09/11/28, (1-year EUR Swap + 3.250%)(a)(b)	EUR 100	116,644
7.25%, 11/15/27, (1-year EUR Swap + 4.250%)(a)(b)	EUR 100	116,450
		1,687,784
Sweden — 1.0%
Assemblin Caverion Group AB, 6.25%, 07/01/30(a)	EUR 100	111,909
Dometic Group AB, 2.00%, 09/29/28(a)	EUR 100	96,358
Heimstaden AB, 4.25%, 03/09/26(a)	EUR 100	99,731
Intrum AB
3.00%, 09/15/27(a)	EUR 100	80,069
3.50%, 07/15/26(a)	EUR 100	80,197
4.88%, 08/15/25(a)	EUR 100	80,259
Stena International SA
7.25%, 01/15/31(c)	USD 100	103,976
7.63%, 02/15/31(c)	USD 25	26,144
Verisure Holding AB
3.25%, 02/15/27(a)	EUR 100	106,728
3.88%, 07/15/26(a)	EUR 100	108,131
5.50%, 05/15/30(a)	EUR 100	112,367
7.13%, 02/01/28(a)	EUR 100	112,991
Verisure Midholding AB, 5.25%, 02/15/29(a)	EUR 100	108,309
Volvo Car AB
2.50%, 10/07/27(a)	EUR 100	105,273
4.75%, 05/08/30(a)	EUR 100	110,179
		1,442,621
Switzerland — 0.3%
Dufry One BV
2.00%, 02/15/27(a)	EUR 100	104,378
4.75%, 04/18/31(a)	EUR 100	111,468
VistaJet Malta Finance PLC/Vista Management Holding Inc.
6.38%, 02/01/30(c)(d)	USD 95	81,066
7.88%, 05/01/27(c)	USD 60	58,181
9.50%, 06/01/28(c)(d)	USD 50	49,075
		404,168
United Kingdom — 5.7%
888 Acquisitions Ltd.
7.56%, 07/15/27(a)	EUR 100	106,183
10.75%, 05/15/30(a)	GBP 100	128,909
Alexandrite Monnet U.K. Holdco PLC, 10.50%, 05/15/29(a)	EUR 100	117,870
Amber Finco PLC, 6.63%, 07/15/29(a)	EUR 100	113,586
Ardonagh Finco Ltd.
6.88%, 02/15/31(a)	EUR 125	137,164
7.75%, 02/15/31(c)	USD 75	76,644
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(c)	USD 100	102,109
B&M European Value Retail SA, 8.13%, 11/15/30(a)	GBP 100	138,302
Security	Par (000)	Value
United Kingdom (continued)
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28(a)	EUR 150	$157,540
Bellis Acquisition Co. PLC, 8.13%, 05/14/30(a)	GBP 125	158,978
Bellis Finco PLC, 4.00%, 02/16/27(a)	GBP 100	120,598
Belron U.K. Finance PLC, 4.63%, 10/15/29(a)	EUR 100	110,158
British Telecommunications PLC
4.25%, 11/23/81, (5-year CMT + 2.985%)(b)(c)	USD 50	48,287
4.88%, 11/23/81, (5-year CMT + 3.493%)(b)(c)	USD 70	64,353
5.13%, 10/03/54, (5-year EURIBOR ICE Swap + 2.542%)(a)(b)	EUR 100	112,325
8.38%, 12/20/83, (5-year GUK + 3.820%)(a)(b)	GBP 100	137,595
Canary Wharf Group Investment Holdings PLC, 2.63%, 04/23/25(a)	GBP 100	125,895
Centrica PLC, 6.50%, 05/21/55, (5-year GUK + 2.512%)(a)(b)	GBP 100	131,326
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(c)	USD 200	189,887
Constellation Automotive Financing PLC, 4.88%, 07/15/27(a)	GBP 100	113,691
Deuce Finco PLC, 5.50%, 06/15/27(a)	GBP 100	125,929
Edge Finco PLC, 8.13%, 08/15/31(a)	GBP 100	129,996
eG Global Finance PLC, 12.00%, 11/30/28(c)	USD 100	110,992
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.38%, 01/15/29(c)	USD 200	187,248
Heathrow Finance PLC, 3.88%, 03/01/27(a)(i)	GBP 100	122,377
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31(c)	USD 130	131,913
8.13%, 02/15/32(c)	USD 40	40,500
Iceland Bondco PLC, 10.88%, 12/15/27(a)	GBP 100	138,086
INEOS Quattro Finance 2 PLC
6.75%, 04/15/30(a)	EUR 100	109,937
8.50%, 03/15/29(a)	EUR 100	115,409
Jaguar Land Rover Automotive PLC
4.50%, 01/15/26(a)	EUR 100	109,405
4.50%, 10/01/27(c)	USD 50	48,240
5.88%, 01/15/28(c)	USD 105	103,796
7.75%, 10/15/25(c)	USD 60	59,952
Jerrold Finco PLC, 5.25%, 01/15/27(a)	GBP 100	126,966
Kier Group PLC, 9.00%, 02/15/29(a)	GBP 100	135,812
Market Bidco Finco PLC, 5.50%, 11/04/27(a)	GBP 100	123,686
Merlin Entertainments Group U.S. Holdings Inc., 7.38%, 02/15/31(c)	USD 50	49,052
Merlin Entertainments Ltd., 5.75%, 06/15/26(c)	USD 50	49,194
Motion Bondco DAC, 6.63%, 11/15/27(c)	USD 50	47,173
Motion Finco SARL, 7.38%, 06/15/30(a)	EUR 100	108,617
NGG Finance PLC, 2.13%, 09/05/82, (5-year EUR Swap + 2.532%)(a)(b)	EUR 100	103,572
Nomad Foods Bondco PLC, 2.50%, 06/24/28(a)	EUR 100	102,922
Ocado Group PLC, 3.88%, 10/08/26(a)	GBP 100	121,155
Odeon Finco PLC, 12.75%, 11/01/27(c)	USD 50	52,625
PeopleCert Wisdom Issuer PLC, 5.75%, 09/15/26(a)	EUR 100	108,625
Playtech PLC, 5.88%, 06/28/28(a)	EUR 100	112,564
Punch Finance PLC, 6.13%, 06/30/26(a)	GBP 100	127,564
Sherwood Financing PLC, 4.50%, 11/15/26(a)	EUR 100	104,851
Thames Water Utilities Finance PLC
1.25%, 01/31/32(a)	EUR 100	81,273
2.63%, 01/24/32(a)	GBP 100	96,549
2.88%, 05/03/27(a)	GBP 100	18,446
4.00%, 04/18/27(a)	EUR 100	84,282
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Kingdom (continued)
4.38%, 01/18/31(a)	EUR 100	$85,008
TVL Finance PLC, 10.25%, 04/28/28(a)	GBP 100	134,139
Very Group Funding PLC (The), 6.50%, 08/01/26(a)	GBP 100	120,247
Victoria PLC, 3.63%, 08/24/26(a)	EUR 100	96,981
Virgin Media Finance PLC, 5.00%, 07/15/30(c)	USD 75	64,500
Virgin Media Secured Finance PLC
4.13%, 08/15/30(a)	GBP 100	110,839
4.25%, 01/15/30(a)	GBP 150	169,966
4.50%, 08/15/30(c)	USD 115	100,590
5.50%, 05/15/29(c)	USD 150	141,802
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28(a)	GBP 100	120,037
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(c)	USD 75	71,750
Vmed O2 U.K. Financing I PLC
3.25%, 01/31/31(a)	EUR 150	151,800
4.25%, 01/31/31(c)	USD 125	107,563
4.75%, 07/15/31(c)	USD 135	116,896
5.63%, 04/15/32(a)	EUR 100	108,587
7.75%, 04/15/32(c)	USD 100	100,125
Vodafone Group PLC
2.63%, 08/27/80, (5-year EUR Swap + 3.002%)(a)(b)	EUR 100	106,756
3.00%, 08/27/80, (5-year EUR Swap + 3.477%)(a)(b)	EUR 100	100,936
3.25%, 06/04/81, (5-year CMT + 2.447%)(b)	USD 40	38,319
4.13%, 06/04/81, (5-year CMT + 2.767%)(b)(d)	USD 120	107,790
6.50%, 08/30/84, (5-year EUR Swap + 3.489%)(a)(b)	EUR 150	178,001
7.00%, 04/04/79, (5-year USD Swap + 4.873%)(b)	USD 205	214,655
8.00%, 08/30/86, (5-year GUK + 3.837%)(a)(b)	GBP 100	140,161
Zegona Finance PLC, 6.75%, 07/15/29(a)	EUR 125	142,825
		8,510,381
United States — 63.0%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29(c)	USD 70	65,888
6.00%, 08/01/29(c)(d)	USD 35	33,097
7.50%, 11/06/30(c)	USD 110	111,690
8.25%, 02/01/29(c)	USD 100	101,625
8.50%, 06/15/29(c)	USD 60	61,554
AdaptHealth LLC
4.63%, 08/01/29(c)(d)	USD 35	31,783
5.13%, 03/01/30(c)(d)	USD 60	55,011
Adient Global Holdings Ltd.
4.88%, 08/15/26(c)	USD 75	73,782
7.00%, 04/15/28(c)	USD 50	50,750
8.25%, 04/15/31(c)(d)	USD 55	56,865
ADT Security Corp. (The), 4.13%, 08/01/29(c)	USD 110	102,799
Advance Auto Parts Inc., 3.90%, 04/15/30	USD 50	44,463
AES Corp. (The), 7.60%, 01/15/55, (5-year CMT + 3.201%)(b)	USD 115	119,169
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(c)	USD 35	35,235
AG Issuer LLC, 6.25%, 03/01/28(c)	USD 65	63,656
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27(c)(d)	USD 65	66,950
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26(c)	USD 55	53,149
Security	Par (000)	Value
United States (continued)
3.50%, 03/15/29(c)	USD 135	$124,922
4.63%, 01/15/27(c)	USD 140	137,025
4.88%, 02/15/30(c)	USD 110	106,968
5.88%, 02/15/28(c)	USD 90	90,142
6.50%, 02/15/28(c)(d)	USD 85	86,614
7.50%, 03/15/26(c)	USD 50	50,633
Alcoa Nederland Holding BV
4.13%, 03/31/29(c)	USD 50	46,968
6.13%, 05/15/28(c)	USD 50	50,093
7.13%, 03/15/31(c)	USD 75	78,216
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(c)(d)	USD 75	71,156
5.88%, 11/01/29(c)	USD 30	28,292
6.50%, 10/01/31(c)	USD 100	99,057
6.75%, 10/15/27(c)	USD 155	154,322
6.75%, 04/15/28(c)	USD 135	135,636
7.00%, 01/15/31(c)	USD 155	155,946
7.38%, 10/01/32(c)	USD 55	54,519
Allied Universal Holdco LLC, 7.88%, 02/15/31(c)	USD 215	218,941
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29(c)(d)	USD 100	91,625
9.75%, 07/15/27(c)	USD 115	115,194
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
3.63%, 06/01/28(a)	EUR 100	101,924
4.63%, 06/01/28(c)	USD 200	187,523
Allison Transmission Inc.
3.75%, 01/30/31(c)	USD 95	84,075
4.75%, 10/01/27(c)	USD 55	53,665
5.88%, 06/01/29(c)	USD 40	39,881
Ally Financial Inc., 6.70%, 02/14/33(d)	USD 60	60,229
Alpha Generation LLC, 6.75%, 10/15/32(c)	USD 95	95,977
AMC Entertainment Holdings Inc.
7.50%, 02/15/29(c)(d)	USD 105	90,562
10.00%, 06/15/26, (10.00% Cash or 12.00% PIK)(c)(h)	USD 100	100,305
AMC Networks Inc.
4.25%, 02/15/29(d)	USD 95	65,614
10.25%, 01/15/29(c)	USD 100	103,000
Amentum Holdings Inc., 7.25%, 08/01/32(c)	USD 100	103,618
American Airlines Inc.
7.25%, 02/15/28(c)(d)	USD 65	65,956
8.50%, 05/15/29(c)	USD 115	120,636
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(c)	USD 178	177,141
5.75%, 04/20/29(c)(d)	USD 330	327,015
American Axle & Manufacturing Inc.
5.00%, 10/01/29(d)	USD 60	54,303
6.50%, 04/01/27(d)	USD 45	44,733
6.88%, 07/01/28(d)	USD 50	49,443
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29(c)(d)	USD 35	31,909
4.00%, 01/15/28(c)	USD 65	61,808
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27	USD 50	48,072
5.88%, 08/20/26	USD 70	68,449
9.38%, 06/01/28(c)	USD 65	66,869

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
AmWINS Group Inc.
4.88%, 06/30/29(c)	USD 75	$70,716
6.38%, 02/15/29(c)	USD 70	70,312
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(c)	USD 80	78,119
5.75%, 03/01/27(c)	USD 55	54,821
5.75%, 01/15/28(c)	USD 80	79,600
6.63%, 02/01/32(c)	USD 65	65,519
Antero Resources Corp.
5.38%, 03/01/30(c)(d)	USD 60	58,243
7.63%, 02/01/29(c)	USD 41	42,025
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(c)(d)	USD 155	135,840
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30(c)(d)	USD 5	3,813
5.75%, 01/15/29(c)(d)	USD 26	21,194
Aramark Services Inc., 5.00%, 02/01/28(c)	USD 110	107,950
Arches Buyer Inc.
4.25%, 06/01/28(c)	USD 90	82,206
6.13%, 12/01/28(c)	USD 60	52,590
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28(c)	USD 75	75,136
6.63%, 09/01/32(c)	USD 75	75,345
6.88%, 04/01/27(c)	USD 22	22,055
Arcosa Inc., 6.88%, 08/15/32(c)	USD 75	76,924
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
2.00%, 09/01/28(a)	EUR 100	98,833
3.25%, 09/01/28(c)	USD 75	67,547
4.00%, 09/01/29(c)	USD 100	87,780
6.00%, 06/15/27(c)	USD 75	74,843
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
2.13%, 08/15/26(a)	EUR 100	91,879
4.13%, 08/15/26(c)	USD 110	95,700
4.75%, 07/15/27(a)	GBP 100	77,704
5.25%, 08/15/27(c)	USD 100	60,000
Aretec Group Inc.
7.50%, 04/01/29(c)(d)	USD 50	48,067
10.00%, 08/15/30(c)	USD 70	76,309
Arsenal AIC Parent LLC
8.00%, 10/01/30(c)	USD 75	78,928
11.50%, 10/01/31(c)	USD 50	55,671
Asbury Automotive Group Inc.
4.50%, 03/01/28	USD 51	49,146
4.63%, 11/15/29(c)(d)	USD 95	88,927
4.75%, 03/01/30	USD 35	32,905
5.00%, 02/15/32(c)	USD 70	64,617
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(c)	USD 65	62,661
6.63%, 10/15/32(c)(d)	USD 35	34,658
8.25%, 12/31/28(c)	USD 25	25,473
Ashland Services BV, 2.00%, 01/30/28(a)	EUR 100	101,384
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/30(c)	USD 30	27,675
Security	Par (000)	Value
United States (continued)
ASP Unifrax Holdings Inc.
7.10%, 09/30/29, (5.85% cash and 1.25% PIK)(c)(h)	USD 106	$62,737
11.18%, 09/30/29, (10.43% cash and 11.18% PIK)(c)(h)	USD 136	134,834
AssuredPartners Inc.
5.63%, 01/15/29(c)	USD 50	47,256
7.50%, 02/15/32(c)	USD 50	50,372
AthenaHealth Group Inc., 6.50%, 02/15/30(c)	USD 240	226,800
ATI Inc., 7.25%, 08/15/30(d)	USD 35	36,206
Avantor Funding Inc.
2.63%, 11/01/25(a)	EUR 100	107,802
3.88%, 11/01/29(c)(d)	USD 95	87,732
4.63%, 07/15/28(c)	USD 130	125,575
Avient Corp., 6.25%, 11/01/31(c)	USD 60	60,150
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28(c)(d)	USD 50	46,947
5.38%, 03/01/29(c)(d)	USD 85	79,109
5.75%, 07/15/27(c)(d)	USD 40	39,275
8.00%, 02/15/31(c)(d)	USD 50	51,098
8.25%, 01/15/30(c)(d)	USD 55	56,162
Avis Budget Finance PLC, 7.00%, 02/28/29(a)	EUR 100	108,964
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(c)	USD 50	52,193
Axalta Coating Systems LLC, 3.38%, 02/15/29(c)	USD 75	69,068
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(c)	USD 50	48,991
B&G Foods Inc.
5.25%, 09/15/27(d)	USD 80	77,543
8.00%, 09/15/28(c)(d)	USD 70	72,537
Ball Corp.
2.88%, 08/15/30	USD 125	108,479
3.13%, 09/15/31	USD 90	77,886
6.00%, 06/15/29	USD 110	111,672
6.88%, 03/15/28	USD 90	92,462
Bath & Body Works Inc.
5.25%, 02/01/28(d)	USD 40	39,456
6.63%, 10/01/30(c)(d)	USD 105	105,199
7.50%, 06/15/29(d)	USD 65	67,031
Bausch & Lomb Corp., 8.38%, 10/01/28(c)	USD 140	147,112
Bausch Health Companies Inc.
4.88%, 06/01/28(c)	USD 175	135,187
5.25%, 01/30/30(c)	USD 75	41,963
5.25%, 02/15/31(c)	USD 50	26,938
5.50%, 11/01/25(c)	USD 195	191,344
5.75%, 08/15/27(c)	USD 60	49,703
6.13%, 02/01/27(c)	USD 140	126,000
6.25%, 02/15/29(c)	USD 75	46,688
9.00%, 12/15/25(c)	USD 100	98,054
11.00%, 09/30/28(c)	USD 264	242,971
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27, (7.75% PIK)(c)(d)(h)	USD 50	48,709
Beacon Roofing Supply Inc., 6.50%, 08/01/30(c)	USD 65	66,097
Belden Inc., 3.38%, 07/15/31(a)	EUR 100	102,571
Berry Global Inc., 5.63%, 07/15/27(c)(d)	USD 55	54,947
Block Inc.
2.75%, 06/01/26	USD 100	96,258
3.50%, 06/01/31	USD 105	93,045
6.50%, 05/15/32(c)	USD 210	213,940
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.00%, 07/15/29(c)	USD 45	$46,198
7.25%, 07/15/32(c)	USD 75	77,325
Boost Newco Borrower LLC, 7.50%, 01/15/31(c)	USD 200	210,456
Boyd Gaming Corp.
4.75%, 12/01/27	USD 95	93,186
4.75%, 06/15/31(c)(d)	USD 100	93,072
Brand Industrial Services Inc., 10.38%, 08/01/30(c)	USD 130	137,926
Brandywine Operating Partnership LP
3.95%, 11/15/27	USD 50	47,000
8.88%, 04/12/29	USD 40	43,176
Brightline East LLC, 11.00%, 01/31/30(c)	USD 150	135,375
Brink's Co. (The)
4.63%, 10/15/27(c)	USD 60	58,382
6.50%, 06/15/29(c)(d)	USD 35	35,586
6.75%, 06/15/32(c)	USD 45	45,820
Brookfield Property Finance ULC
4.00%, 09/30/26	CAD 125	88,004
7.13%, 02/13/28	CAD 100	75,188
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.50%, 04/01/27(c)	USD 95	91,556
5.75%, 05/15/26(c)	USD 66	65,292
Buckeye Partners LP
3.95%, 12/01/26	USD 75	72,111
4.13%, 12/01/27	USD 35	33,498
4.50%, 03/01/28(c)	USD 50	47,575
6.88%, 07/01/29(c)	USD 60	61,056
Builders FirstSource Inc.
4.25%, 02/01/32(c)	USD 150	133,969
5.00%, 03/01/30(c)	USD 55	52,516
6.38%, 06/15/32(c)	USD 65	65,214
6.38%, 03/01/34(c)(d)	USD 110	110,454
Burford Capital Global Finance LLC
6.25%, 04/15/28(c)	USD 50	49,875
9.25%, 07/01/31(c)	USD 50	53,659
Caesars Entertainment Inc.
4.63%, 10/15/29(c)(d)	USD 115	107,812
6.50%, 02/15/32(c)	USD 155	157,157
7.00%, 02/15/30(c)	USD 205	210,268
8.13%, 07/01/27(c)	USD 63	64,288
California Resources Corp., 8.25%, 06/15/29(c)	USD 65	65,650
Calpine Corp.
3.75%, 03/01/31(c)	USD 85	76,615
4.50%, 02/15/28(c)	USD 130	125,083
4.63%, 02/01/29(c)	USD 65	61,619
5.00%, 02/01/31(c)	USD 85	80,060
5.13%, 03/15/28(c)	USD 150	146,585
5.25%, 06/01/26(c)	USD 19	18,817
Camelot Return Merger Sub Inc., 8.75%, 08/01/28(c)(d)	USD 60	60,095
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28(c)	USD 200	214,646
Carnival PLC, 1.00%, 10/28/29	EUR 100	93,706
Carvana Co.
12.00%, 12/01/28, (12.00% PIK)(c)(h)	USD 106	112,074
13.00%, 06/01/30, (13.00% PIK)(c)(h)	USD 160	173,994
14.00%, 06/01/31, (14.00% PIK)(c)(h)	USD 187	222,827
Security	Par (000)	Value
United States (continued)
Catalent Pharma Solutions Inc.
2.38%, 03/01/28(a)	EUR 100	$105,827
3.13%, 02/15/29(c)	USD 35	33,941
3.50%, 04/01/30(c)	USD 70	67,797
5.00%, 07/15/27(c)	USD 65	64,497
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(c)	USD 325	281,937
4.25%, 01/15/34(c)(d)	USD 210	167,824
4.50%, 08/15/30(c)	USD 285	254,453
4.50%, 05/01/32	USD 310	263,500
4.50%, 06/01/33(c)	USD 180	149,928
4.75%, 03/01/30(c)	USD 310	282,007
4.75%, 02/01/32(c)(d)	USD 120	104,155
5.00%, 02/01/28(c)	USD 265	256,520
5.13%, 05/01/27(c)	USD 330	323,050
5.38%, 06/01/29(c)	USD 150	143,437
5.50%, 05/01/26(c)	USD 70	69,797
6.38%, 09/01/29(c)(d)	USD 160	158,400
7.38%, 03/01/31(c)	USD 105	106,706
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
5.25%, 07/15/29	USD 60	57,792
5.38%, 04/15/27	USD 70	69,414
Central Garden & Pet Co.
4.13%, 10/15/30(d)	USD 75	67,869
4.13%, 04/30/31(c)	USD 40	35,775
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29(c)	USD 75	75,231
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29(c)	USD 75	76,655
Century Communities Inc.
3.88%, 08/15/29(c)	USD 50	45,425
6.75%, 06/01/27	USD 50	50,301
Charles River Laboratories International Inc.
3.75%, 03/15/29(c)	USD 35	32,044
4.00%, 03/15/31(c)	USD 65	58,082
4.25%, 05/01/28(c)	USD 50	47,560
Chart Industries Inc.
7.50%, 01/01/30(c)	USD 139	144,404
9.50%, 01/01/31(c)(d)	USD 50	53,695
Chemours Co. (The)
4.63%, 11/15/29(c)(d)	USD 80	68,980
5.38%, 05/15/27	USD 50	47,961
5.75%, 11/15/28(c)	USD 80	73,547
CHS/Community Health Systems Inc.
4.75%, 02/15/31(c)	USD 120	99,674
5.25%, 05/15/30(c)	USD 165	143,962
5.63%, 03/15/27(c)	USD 205	200,097
6.00%, 01/15/29(c)	USD 55	51,732
6.13%, 04/01/30(c)	USD 115	90,470
6.88%, 04/01/28(c)(d)	USD 85	69,884
6.88%, 04/15/29(c)(d)	USD 115	97,117
8.00%, 12/15/27(c)(d)	USD 74	73,957
10.88%, 01/15/32(c)	USD 215	230,648
Churchill Downs Inc.
4.75%, 01/15/28(c)	USD 75	72,749
5.50%, 04/01/27(c)	USD 50	49,633
5.75%, 04/01/30(c)	USD 120	117,982
6.75%, 05/01/31(c)(d)	USD 80	81,443

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Cinemark USA Inc.
5.25%, 07/15/28(c)(d)	USD 85	$83,406
7.00%, 08/01/32(c)(d)	USD 40	41,000
CITGO Petroleum Corp.
6.38%, 06/15/26(c)	USD 65	65,099
7.00%, 06/15/25(c)	USD 95	95,096
8.38%, 01/15/29(c)	USD 110	114,126
Civitas Resources Inc.
5.00%, 10/15/26(c)	USD 50	49,101
8.38%, 07/01/28(c)	USD 155	160,231
8.63%, 11/01/30(c)	USD 100	105,174
8.75%, 07/01/31(c)	USD 130	136,175
Clarios Global LP/Clarios U.S. Finance Co.
4.38%, 05/15/26(a)	EUR 100	108,492
6.25%, 05/15/26(c)	USD 110	110,232
6.75%, 05/15/28(c)	USD 75	76,759
8.50%, 05/15/27(c)(d)	USD 195	195,541
Clarivate Science Holdings Corp.
3.88%, 07/01/28(c)	USD 85	80,370
4.88%, 07/01/29(c)	USD 85	80,306
Clean Harbors Inc.
4.88%, 07/15/27(c)	USD 50	49,270
6.38%, 02/01/31(c)(d)	USD 40	40,281
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27(c)(d)	USD 130	125,953
7.50%, 06/01/29(c)	USD 125	106,844
7.75%, 04/15/28(c)	USD 110	97,937
7.88%, 04/01/30(c)(d)	USD 90	91,800
9.00%, 09/15/28(c)(d)	USD 75	78,516
Clearway Energy Operating LLC
3.75%, 02/15/31(c)	USD 95	84,556
4.75%, 03/15/28(c)	USD 85	82,433
Cleveland-Cliffs Inc.
5.88%, 06/01/27(d)	USD 70	69,943
6.75%, 04/15/30(c)	USD 75	75,206
6.88%, 11/01/29(c)	USD 60	60,239
7.00%, 03/15/32(c)(d)	USD 120	120,150
7.38%, 05/01/33(c)	USD 45	45,338
Cloud Software Group Inc.
6.50%, 03/31/29(c)	USD 430	419,529
8.25%, 06/30/32(c)	USD 195	200,302
9.00%, 09/30/29(c)	USD 395	395,000
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29(c)	USD 40	40,126
6.88%, 01/15/30(c)(d)	USD 60	60,839
8.75%, 04/15/30(c)	USD 105	106,563
CMG Media Corp., 8.88%, 12/15/27(c)	USD 90	65,714
CNX Resources Corp.
6.00%, 01/15/29(c)	USD 65	64,266
7.25%, 03/01/32(c)	USD 35	35,979
7.38%, 01/15/31(c)(d)	USD 45	46,148
Cogent Communications Group LLC
3.50%, 05/01/26(c)	USD 50	48,641
7.00%, 06/15/27(c)	USD 50	50,514
Coinbase Global Inc.
3.38%, 10/01/28(c)	USD 105	93,171
3.63%, 10/01/31(c)(d)	USD 95	79,211
CommScope LLC
4.75%, 09/01/29(c)	USD 115	96,169
6.00%, 03/01/26(c)	USD 140	136,932
7.13%, 07/01/28(c)	USD 60	52,669
Security	Par (000)	Value
United States (continued)
8.25%, 03/01/27(c)	USD 100	$94,365
CommScope Technologies LLC, 5.00%, 03/15/27(c)	USD 90	79,650
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(c)	USD 100	96,132
Comstock Resources Inc.
5.88%, 01/15/30(c)	USD 85	77,499
6.75%, 03/01/29(c)(d)	USD 115	110,112
6.75%, 03/01/29(c)	USD 75	71,916
Consolidated Communications Inc.
5.00%, 10/01/28(c)(d)	USD 35	32,382
6.50%, 10/01/28(c)	USD 85	80,748
Constellium SE
3.13%, 07/15/29(a)	EUR 100	101,785
3.75%, 04/15/29(c)	USD 50	45,260
Cornerstone Building Brands Inc., 9.50%, 08/15/29(c)	USD 60	61,673
Coty Inc.
4.50%, 05/15/27(a)	EUR 100	110,576
5.00%, 04/15/26(c)	USD 95	94,525
5.75%, 09/15/28(a)	EUR 100	113,157
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29(c)	USD 35	33,720
6.63%, 07/15/30(c)(d)	USD 75	76,481
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31(c)	USD 150	142,600
7.50%, 12/15/33(c)	USD 50	52,806
Credit Acceptance Corp.
6.63%, 03/15/26	USD 50	49,838
9.25%, 12/15/28(c)(d)	USD 60	63,468
Crescent Energy Finance LLC
7.38%, 01/15/33(c)	USD 90	87,300
7.63%, 04/01/32(c)	USD 65	64,188
9.25%, 02/15/28(c)	USD 100	104,560
Crown Americas LLC, 5.25%, 04/01/30	USD 70	68,784
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26	USD 35	34,267
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26	USD 90	89,401
Crown European Holdings SACA
2.88%, 02/01/26(a)	EUR 100	108,246
4.50%, 01/15/30(a)	EUR 100	111,482
4.75%, 03/15/29(a)	EUR 100	112,852
CSC Holdings LLC
3.38%, 02/15/31(c)	USD 100	71,753
4.13%, 12/01/30(c)	USD 100	73,778
4.50%, 11/15/31(c)	USD 150	110,055
4.63%, 12/01/30(c)	USD 225	113,625
5.00%, 11/15/31(c)	USD 85	41,438
5.38%, 02/01/28(c)	USD 125	106,947
5.50%, 04/15/27(c)	USD 150	133,500
5.75%, 01/15/30(c)	USD 225	118,969
6.50%, 02/01/29(c)	USD 175	147,984
7.50%, 04/01/28(c)	USD 100	66,000
11.25%, 05/15/28(c)	USD 125	121,875
11.75%, 01/31/29(c)	USD 200	195,250
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(c)	USD 50	50,250
8.88%, 09/01/31(c)	USD 40	43,032
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
CVR Energy Inc.
5.75%, 02/15/28(c)	USD 45	$41,006
8.50%, 01/15/29(c)	USD 75	72,650
Dana Financing Luxembourg SARL, 8.50%, 07/15/31(a)	EUR 100	116,206
Dana Inc.
4.25%, 09/01/30	USD 50	43,319
5.38%, 11/15/27	USD 40	39,090
5.63%, 06/15/28(d)	USD 30	29,175
Darling Global Finance BV, 3.63%, 05/15/26(a)	EUR 100	108,204
Darling Ingredients Inc.
5.25%, 04/15/27(c)	USD 50	49,500
6.00%, 06/15/30(c)(d)	USD 105	104,212
DaVita Inc.
3.75%, 02/15/31(c)	USD 150	130,575
4.63%, 06/01/30(c)(d)	USD 290	266,710
6.88%, 09/01/32(c)	USD 110	110,550
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28(c)	USD 50	49,504
8.63%, 03/15/29(c)	USD 75	76,829
Directv Financing LLC, 8.88%, 02/01/30(c)(d)	USD 70	69,089
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27(c)	USD 375	361,406
DISH DBS Corp.
5.25%, 12/01/26(c)	USD 260	240,500
5.75%, 12/01/28(c)	USD 275	240,281
7.38%, 07/01/28	USD 105	76,912
7.75%, 07/01/26	USD 200	169,000
5.13%, 06/01/29	USD 150	99,675
DISH Network Corp., 11.75%, 11/15/27(c)	USD 363	382,057
Diversified Healthcare Trust
4.38%, 03/01/31	USD 40	32,387
4.75%, 02/15/28	USD 60	53,179
DPL Inc., 4.35%, 04/15/29	USD 40	37,487
DT Midstream Inc.
4.13%, 06/15/29(c)	USD 110	103,381
4.38%, 06/15/31(c)	USD 90	82,764
Edgewell Personal Care Co.
4.13%, 04/01/29(c)	USD 50	46,506
5.50%, 06/01/28(c)	USD 80	79,000
Edison International
7.88%, 06/15/54, (5-year CMT + 3.658%)(b)	USD 60	62,925
8.13%, 06/15/53, (5-year CMT + 3.864%)(b)	USD 50	52,370
EMRLD Borrower LP/Emerald Co-Issuer Inc.
6.38%, 12/15/30(a)	EUR 100	113,944
6.63%, 12/15/30(c)	USD 285	289,526
6.75%, 07/15/31(c)	USD 50	51,112
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/28(c)	USD 75	75,394
8.75%, 05/01/31(c)	USD 45	46,227
Encompass Health Corp.
4.50%, 02/01/28	USD 90	87,437
4.63%, 04/01/31	USD 40	37,516
4.75%, 02/01/30	USD 80	76,969
Encore Capital Group Inc.
4.25%, 06/01/28(a)	GBP 100	118,629
8.50%, 05/15/30(c)	USD 50	52,688
9.25%, 04/01/29(c)	USD 45	47,877
Endo Finance Holdings Inc., 8.50%, 04/15/31(c)(d)	USD 105	112,274
Security	Par (000)	Value
United States (continued)
Energizer Gamma Acquisition BV, 3.50%, 06/30/29(a)	EUR 100	$102,263
Energizer Holdings Inc.
4.38%, 03/31/29(c)	USD 65	60,613
4.75%, 06/15/28(c)(d)	USD 60	57,654
Energy Transfer LP
7.13%, 10/01/54, (5-year CMT + 2.829%)(b)	USD 50	50,535
8.00%, 05/15/54, (5-year CMT + 4.020%)(b)	USD 65	68,645
Entegris Inc.
3.63%, 05/01/29(c)	USD 35	32,035
4.38%, 04/15/28(c)	USD 50	47,714
4.75%, 04/15/29(c)	USD 175	169,418
5.95%, 06/15/30(c)	USD 100	99,766
EQM Midstream Partners LP
4.13%, 12/01/26(d)	USD 60	58,655
4.50%, 01/15/29(c)	USD 80	76,994
4.75%, 01/15/31(c)	USD 110	104,604
5.50%, 07/15/28	USD 75	74,670
6.38%, 04/01/29(c)	USD 75	76,012
6.50%, 07/01/27(c)	USD 100	102,253
7.50%, CALL, 06/01/27(c)	USD 40	40,870
7.50%, CALL, 06/01/30(c)	USD 50	53,752
EquipmentShare.com Inc.
8.00%, 03/15/33(c)	USD 45	45,375
8.63%, 05/15/32(c)	USD 70	72,136
9.00%, 05/15/28(c)	USD 95	98,331
EUSHI Finance Inc., 7.63%, 12/15/54, (5-year CMT + 3.136%)(b)(c)	USD 50	51,812
Expand Energy Corp.
5.38%, 03/15/30	USD 55	54,074
6.75%, 04/15/29(c)	USD 40	40,434
Fair Isaac Corp.
4.00%, 06/15/28(c)	USD 100	94,990
5.25%, 05/15/26(c)	USD 35	35,053
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26(c)	USD 65	64,497
5.88%, 04/01/29(c)	USD 70	65,188
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29(c)(d)	USD 100	93,375
6.75%, 01/15/30(c)	USD 140	127,225
FirstCash Inc.
4.63%, 09/01/28(c)	USD 50	47,325
5.63%, 01/01/30(c)	USD 45	43,596
6.88%, 03/01/32(c)	USD 65	65,493
Focus Financial Partners LLC, 6.75%, 09/15/31(c)	USD 95	94,321
Fortress Transportation and Infrastructure Investors LLC
5.88%, 04/15/33(c)	USD 35	34,132
7.00%, 05/01/31(c)	USD 73	75,080
7.00%, 06/15/32(c)	USD 90	92,124
7.88%, 12/01/30(c)	USD 50	52,584
5.50%, 05/01/28(c)	USD 100	98,000
Freedom Mortgage Corp.
6.63%, 01/15/27(c)	USD 85	84,044
7.63%, 05/01/26(c)	USD 45	45,198
12.00%, 10/01/28(c)	USD 75	81,000
12.25%, 10/01/30(c)	USD 50	55,019
Freedom Mortgage Holdings LLC
9.13%, 05/15/31(c)	USD 70	70,682
9.25%, 02/01/29(c)	USD 130	133,250

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Frontier Communications Holdings LLC
5.00%, 05/01/28(c)	USD 140	$137,757
5.88%, 10/15/27(c)	USD 135	134,820
5.88%, 11/01/29	USD 75	73,406
6.00%, 01/15/30(c)	USD 95	92,889
6.75%, 05/01/29(c)	USD 120	119,400
8.63%, 03/15/31(c)	USD 75	80,403
8.75%, 05/15/30(c)	USD 125	132,294
FXI Holdings Inc.
12.25%, 11/15/26(c)	USD 84	83,365
12.25%, 11/15/26(c)	USD 49	48,646
Gap Inc. (The)
3.63%, 10/01/29(c)	USD 80	71,800
3.88%, 10/01/31(c)(d)	USD 69	59,147
Gen Digital Inc.
6.75%, 09/30/27(c)	USD 90	91,575
7.13%, 09/30/30(c)(d)	USD 65	67,283
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28	USD 65	65,650
7.88%, 05/15/32	USD 60	59,847
8.00%, 01/15/27(d)	USD 105	106,819
8.25%, 01/15/29	USD 70	71,365
8.88%, 04/15/30	USD 55	56,755
GEO Group Inc. (The)
8.63%, 04/15/29	USD 60	62,681
10.25%, 04/15/31(d)	USD 60	64,361
Glatfelter Corp., 7.25%, 11/15/31(c)	USD 45	44,618
Global Atlantic Fin Co.
4.70%, 10/15/51, (5-year CMT + 3.796%)(b)(c)	USD 70	66,963
7.95%, 10/15/54, (5-year CMT + 3.608%)(b)(c)	USD 75	77,825
Global Partners LP/GLP Finance Corp.
7.00%, 08/01/27	USD 50	50,135
8.25%, 01/15/32(c)	USD 55	55,991
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29(c)	USD 70	64,514
5.25%, 12/01/27(c)	USD 60	59,216
Goodyear Europe BV, 2.75%, 08/15/28(a)	EUR 100	100,144
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27	USD 85	82,025
5.00%, 05/31/26(d)	USD 65	63,753
5.00%, 07/15/29(d)	USD 70	63,340
5.25%, 04/30/31	USD 85	74,546
5.25%, 07/15/31	USD 65	57,117
5.63%, 04/30/33(d)	USD 40	34,559
Graphic Packaging International LLC
3.50%, 03/15/28(c)	USD 35	32,648
3.75%, 02/01/30(c)(d)	USD 55	50,305
6.38%, 07/15/32(c)(d)	USD 45	45,394
Gray Television Inc.
4.75%, 10/15/30(c)(d)	USD 85	52,849
5.38%, 11/15/31(c)	USD 145	88,939
7.00%, 05/15/27(c)	USD 75	72,941
10.50%, 07/15/29(c)(d)	USD 120	124,650
Group 1 Automotive Inc.
4.00%, 08/15/28(c)	USD 75	70,176
6.38%, 01/15/30(c)	USD 50	50,250
H&E Equipment Services Inc., 3.88%, 12/15/28(c)	USD 150	138,575
Hanesbrands Inc.
4.88%, 05/15/26(c)	USD 75	74,109
9.00%, 02/15/31(c)(d)	USD 60	64,263
Security	Par (000)	Value
United States (continued)
Harvest Midstream I LP
7.50%, 09/01/28(c)	USD 75	$75,750
7.50%, 05/15/32(c)	USD 70	71,590
Herc Holdings Inc.
5.50%, 07/15/27(c)	USD 110	109,353
6.63%, 06/15/29(c)	USD 90	92,025
Hertz Corp. (The)
4.63%, 12/01/26(c)	USD 60	45,065
5.00%, 12/01/29(c)(d)	USD 100	64,000
12.63%, 07/15/29(c)(d)	USD 85	90,187
Hess Midstream Operations LP
4.25%, 02/15/30(c)	USD 70	65,300
5.13%, 06/15/28(c)	USD 70	68,429
5.50%, 10/15/30(c)	USD 40	39,053
5.63%, 02/15/26(c)	USD 75	74,840
6.50%, 06/01/29(c)	USD 65	65,884
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(c)	USD 55	52,680
6.00%, 04/15/30(c)	USD 45	42,890
6.00%, 02/01/31(c)	USD 55	51,881
6.25%, 11/01/28(c)	USD 60	58,785
6.25%, 04/15/32(c)	USD 60	56,300
6.88%, 05/15/34(c)	USD 65	62,184
7.25%, 02/15/35(c)	USD 65	63,751
8.38%, 11/01/33(c)	USD 55	57,504
Hillenbrand Inc., 6.25%, 02/15/29	USD 55	55,276
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32(c)	USD 145	127,223
3.75%, 05/01/29(c)	USD 75	69,844
4.00%, 05/01/31(c)	USD 125	113,921
4.88%, 01/15/30(d)	USD 105	101,850
5.75%, 05/01/28(c)	USD 60	60,172
5.88%, 04/01/29(c)	USD 65	65,576
5.88%, 03/15/33(c)(d)	USD 85	85,000
6.13%, 04/01/32(c)	USD 60	60,658
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(c)	USD 50	44,732
5.00%, 06/01/29(c)(d)	USD 85	79,879
6.63%, 01/15/32(c)	USD 100	100,020
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27(d)	USD 60	59,446
HLF Financing SARL LLC/Herbalife International Inc.
4.88%, 06/01/29(c)	USD 90	61,650
12.25%, 04/15/29(c)	USD 80	80,500
Hologic Inc.
3.25%, 02/15/29(c)(d)	USD 100	91,868
4.63%, 02/01/28(c)	USD 25	24,438
Howard Hughes Corp. (The)
4.13%, 02/01/29(c)	USD 90	82,885
4.38%, 02/01/31(c)	USD 65	58,254
5.38%, 08/01/28(c)	USD 75	72,865
Howard Midstream Energy Partners LLC
7.38%, 07/15/32(c)	USD 55	56,070
8.88%, 07/15/28(c)	USD 50	52,760
HUB International Ltd.
5.63%, 12/01/29(c)(d)	USD 65	62,821
7.25%, 06/15/30(c)	USD 330	341,573
7.38%, 01/31/32(c)	USD 205	208,491
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Hudson Pacific Properties LP
3.25%, 01/15/30(d)	USD 50	$36,250
3.95%, 11/01/27(d)	USD 25	22,303
4.65%, 04/01/29(d)	USD 50	39,906
Hughes Satellite Systems Corp.
5.25%, 08/01/26	USD 75	68,458
6.63%, 08/01/26(d)	USD 110	95,150
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29	USD 85	70,703
5.25%, 05/15/27	USD 142	132,242
6.25%, 05/15/26	USD 105	102,611
9.00%, 06/15/30	USD 90	86,850
9.75%, 01/15/29(d)	USD 75	74,745
IGT Lottery Holdings BV, 4.25%, 03/15/30(a)	EUR 100	109,137
iHeartCommunications Inc.
4.75%, 01/15/28(c)	USD 50	30,650
5.25%, 08/15/27(c)	USD 70	47,075
6.38%, 05/01/26	USD 75	63,040
8.38%, 05/01/27	USD 120	62,400
Imola Merger Corp., 4.75%, 05/15/29(c)	USD 200	194,386
International Game Technology PLC
2.38%, 04/15/28(a)	EUR 100	103,322
4.13%, 04/15/26(c)	USD 75	73,919
5.25%, 01/15/29(c)	USD 75	73,680
6.25%, 01/15/27(c)	USD 85	85,709
IQVIA Inc.
2.25%, 03/15/29(a)	EUR 100	102,232
2.88%, 06/15/28(a)	EUR 200	210,835
5.00%, 10/15/26(c)	USD 75	74,177
5.00%, 05/15/27(c)	USD 120	118,500
6.50%, 05/15/30(c)	USD 75	76,965
Iron Mountain Inc.
4.50%, 02/15/31(c)	USD 105	97,689
4.88%, 09/15/27(c)	USD 120	117,870
4.88%, 09/15/29(c)	USD 95	91,289
5.00%, 07/15/28(c)	USD 50	48,696
5.25%, 03/15/28(c)	USD 100	98,185
5.25%, 07/15/30(c)	USD 145	140,311
5.63%, 07/15/32(c)(d)	USD 60	58,326
7.00%, 02/15/29(c)(d)	USD 100	102,800
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32(c)	USD 80	75,400
ITT Holdings LLC, 6.50%, 08/01/29(c)	USD 115	106,296
Jane Street Group/JSG Finance Inc.
6.13%, 11/01/32(c)(d)	USD 65	65,081
7.13%, 04/30/31(c)	USD 135	139,894
Jazz Securities DAC, 4.38%, 01/15/29(c)	USD 155	146,532
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(c)	USD 100	92,230
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(c)	USD 190	197,927
Kaiser Aluminum Corp.
4.50%, 06/01/31(c)(d)	USD 60	53,490
4.63%, 03/01/28(c)(d)	USD 50	47,618
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution Inc., 9.00%, 02/15/29(c)	USD 20	20,691
Kennedy-Wilson Inc.
4.75%, 03/01/29	USD 55	50,600
4.75%, 02/01/30	USD 75	66,768
Security	Par (000)	Value
United States (continued)
5.00%, 03/01/31(d)	USD 61	$53,935
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(c)	USD 100	98,795
Kinetik Holdings LP
5.88%, 06/15/30(c)(d)	USD 95	94,237
6.63%, 12/15/28(c)(d)	USD 90	91,893
LABL Inc.
5.88%, 11/01/28(c)	USD 75	69,402
8.25%, 11/01/29(c)	USD 45	39,621
8.63%, 10/01/31(c)	USD 100	96,400
10.50%, 07/15/27(c)(d)	USD 70	69,300
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27(c)	USD 70	67,813
4.75%, 06/15/29(c)(d)	USD 53	50,549
7.00%, 07/15/31(c)	USD 40	41,578
Lamar Media Corp.
3.63%, 01/15/31	USD 55	49,105
3.75%, 02/15/28	USD 50	47,426
4.00%, 02/15/30	USD 60	55,449
4.88%, 01/15/29(d)	USD 55	53,416
Lamb Weston Holdings Inc.
4.13%, 01/31/30(c)(d)	USD 115	106,773
4.38%, 01/31/32(c)	USD 70	64,032
4.88%, 05/15/28(c)	USD 40	39,179
LBM Acquisition LLC, 6.25%, 01/15/29(c)(d)	USD 80	73,733
LCM Investments Holdings II LLC
4.88%, 05/01/29(c)	USD 100	94,500
8.25%, 08/01/31(c)(d)	USD 80	83,667
LCPR Senior Secured Financing DAC
5.13%, 07/15/29(c)	USD 100	84,060
6.75%, 10/15/27(c)	USD 115	107,241
Level 3 Financing Inc.
3.88%, 10/15/30(c)	USD 60	45,617
4.00%, 04/15/31(c)(d)	USD 65	49,251
4.50%, 04/01/30(c)	USD 100	79,735
4.88%, 06/15/29(c)(d)	USD 95	81,225
10.50%, 04/15/29(c)(d)	USD 75	83,477
10.50%, 05/15/30(c)	USD 70	76,360
10.75%, 12/15/30(c)	USD 100	112,000
11.00%, 11/15/29(c)	USD 175	197,255
Levi Strauss & Co., 3.38%, 03/15/27	EUR 100	108,411
Liberty Mutual Group Inc.
4.13%, 12/15/51, (5-year CMT + 3.315%)(b)(c)	USD 50	47,009
4.30%, 02/01/61(c)(d)	USD 80	52,712
Life Time Inc.
5.75%, 01/15/26(c)	USD 78	77,957
8.00%, 04/15/26(c)	USD 50	50,238
LifePoint Health Inc.
4.38%, 02/15/27(c)	USD 60	58,126
5.38%, 01/15/29(c)	USD 45	40,958
9.88%, 08/15/30(c)(d)	USD 90	98,577
10.00%, 06/01/32(c)	USD 75	79,744
11.00%, 10/15/30(c)	USD 125	139,375
Light & Wonder International Inc.
7.00%, 05/15/28(c)	USD 80	80,304
7.25%, 11/15/29(c)	USD 50	51,080
7.50%, 09/01/31(c)	USD 50	51,576
Lightning Power LLC, 7.25%, 08/15/32(c)	USD 160	166,400
Lithia Motors Inc.
3.88%, 06/01/29(c)	USD 80	73,520

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
4.38%, 01/15/31(c)(d)	USD 50	$45,656
4.63%, 12/15/27(c)	USD 50	48,508
Live Nation Entertainment Inc.
3.75%, 01/15/28(c)(d)	USD 45	42,436
4.75%, 10/15/27(c)(d)	USD 95	92,374
6.50%, 05/15/27(c)	USD 135	136,955
Lumen Technologies Inc., 10.00%, 10/15/32(c)(d)	USD 56	55,871
Macy's Retail Holdings LLC
5.88%, 04/01/29(c)(d)	USD 26	25,389
5.88%, 03/15/30(c)(d)	USD 40	38,580
6.13%, 03/15/32(c)(d)	USD 45	42,902
Madison IAQ LLC
4.13%, 06/30/28(c)	USD 75	71,252
5.88%, 06/30/29(c)	USD 105	99,598
Matador Resources Co.
6.25%, 04/15/33(c)	USD 75	73,462
6.50%, 04/15/32(c)	USD 105	104,144
6.88%, 04/15/28(c)	USD 45	45,795
Match Group Holdings II LLC
3.63%, 10/01/31(c)(d)	USD 60	52,572
4.13%, 08/01/30(c)	USD 35	31,829
4.63%, 06/01/28(c)	USD 60	57,741
5.00%, 12/15/27(c)	USD 50	48,782
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27(c)	USD 275	282,562
9.25%, 04/15/27(c)	USD 135	138,122
McAfee Corp., 7.38%, 02/15/30(c)(d)	USD 210	202,728
McGraw-Hill Education Inc.
5.75%, 08/01/28(c)	USD 100	97,899
7.38%, 09/01/31(c)	USD 75	76,839
8.00%, 08/01/29(c)(d)	USD 80	80,444
Medline Borrower LP
3.88%, 04/01/29(c)	USD 455	425,765
5.25%, 10/01/29(c)	USD 265	256,790
Medline Borrower LP/Medline Co-Issuer Inc., 6.25%, 04/01/29(c)	USD 160	162,771
MGM Resorts International
4.63%, 09/01/26	USD 57	56,377
4.75%, 10/15/28(d)	USD 65	62,701
5.50%, 04/15/27	USD 66	65,865
6.13%, 09/15/29	USD 85	84,681
6.50%, 04/15/32(d)	USD 65	65,000
Michaels Companies Inc. (The)
5.25%, 05/01/28(c)(d)	USD 90	64,667
7.88%, 05/01/29(c)	USD 140	74,334
Midcap Financial Issuer Trust
5.63%, 01/15/30(c)	USD 50	44,475
6.50%, 05/01/28(c)	USD 90	85,162
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, 6.75%, 04/01/32(c)	USD 75	76,224
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30(c)(d)	USD 50	47,714
Mohegan Tribal Gaming Authority, 8.00%, 02/01/26(c)	USD 125	124,062
Molina Healthcare Inc.
3.88%, 11/15/30(c)	USD 75	67,947
3.88%, 05/15/32(c)	USD 60	53,215
4.38%, 06/15/28(c)(d)	USD 80	76,545
MPH Acquisition Holdings LLC
5.50%, 09/01/28(c)	USD 100	67,228
5.75%, 11/01/28(c)(d)	USD 115	53,294
Security	Par (000)	Value
United States (continued)
MPT Operating Partnership LP/MPT Finance Corp.
3.38%, 04/24/30	GBP 125	$109,701
3.50%, 03/15/31(d)	USD 110	77,962
4.63%, 08/01/29(d)	USD 125	96,875
5.00%, 10/15/27(d)	USD 135	119,096
5.25%, 08/01/26(d)	USD 50	47,494
Murphy Oil Corp., 6.00%, 10/01/32	USD 40	38,494
Murphy Oil USA Inc.
3.75%, 02/15/31(c)	USD 80	71,006
4.75%, 09/15/29	USD 25	23,900
Nabors Industries Inc.
7.38%, 05/15/27(c)	USD 60	60,000
8.88%, 08/15/31(c)	USD 50	47,250
9.13%, 01/31/30(c)	USD 70	72,354
Nationstar Mortgage Holdings Inc.
5.00%, 02/01/26(c)	USD 50	49,477
5.13%, 12/15/30(c)	USD 85	79,563
5.50%, 08/15/28(c)	USD 75	73,148
5.75%, 11/15/31(c)(d)	USD 60	57,525
6.00%, 01/15/27(c)	USD 65	64,731
6.50%, 08/01/29(c)	USD 70	70,036
7.13%, 02/01/32(c)	USD 95	97,002
Navient Corp.
4.88%, 03/15/28	USD 55	52,334
5.00%, 03/15/27	USD 60	58,951
5.50%, 03/15/29	USD 90	85,725
6.75%, 06/15/26	USD 50	50,900
9.38%, 07/25/30	USD 70	75,732
11.50%, 03/15/31	USD 50	55,964
NCL Corp. Ltd.
5.88%, 03/15/26(c)	USD 130	129,252
5.88%, 02/15/27(c)	USD 120	119,850
7.75%, 02/15/29(c)(d)	USD 60	63,334
8.13%, 01/15/29(c)	USD 75	79,432
8.38%, 02/01/28(c)	USD 65	68,052
NCL Finance Ltd., 6.13%, 03/15/28(c)(d)	USD 50	50,290
NCR Atleos Corp., 9.50%, 04/01/29(c)	USD 150	165,000
NCR Voyix Corp.
5.00%, 10/01/28(c)	USD 70	67,231
5.13%, 04/15/29(c)(d)	USD 40	38,125
Neptune Bidco U.S. Inc., 9.29%, 04/15/29(c)	USD 285	265,968
New Fortress Energy Inc.
6.50%, 09/30/26(c)	USD 135	125,017
6.75%, 09/15/25(c)	USD 82	81,806
8.75%, 03/15/29(c)(d)	USD 95	78,903
Newell Brands Inc.
5.70%, 04/01/26	USD 210	210,367
6.38%, 09/15/27(d)	USD 35	35,437
6.63%, 09/15/29	USD 50	50,757
Newfold Digital Holdings Group Inc.
6.00%, 02/15/29(c)	USD 65	43,800
11.75%, 10/15/28(c)(d)	USD 55	54,309
News Corp.
3.88%, 05/15/29(c)	USD 85	79,347
5.13%, 02/15/32(c)	USD 60	57,299
Nexstar Media Inc.
4.75%, 11/01/28(c)(d)	USD 95	89,235
5.63%, 07/15/27(c)	USD 175	171,883
NextEra Energy Operating Partners LP
3.88%, 10/15/26(c)(d)	USD 50	48,231
4.50%, 09/15/27(c)(d)	USD 60	57,600
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
7.25%, 01/15/29(c)	USD 75	$77,162
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29(c)(d)	USD 80	80,515
8.38%, 02/15/32(c)	USD 140	141,400
NMG Holding Co. Inc./Neiman Marcus Group LLC, 8.50%, 04/01/26(c)	USD 110	111,705
Noble Finance II LLC, 8.00%, 04/15/30(c)	USD 145	146,994
Nordstrom Inc.
4.25%, 08/01/31	USD 40	35,288
4.38%, 04/01/30	USD 55	49,920
Northern Oil & Gas Inc.
8.13%, 03/01/28(c)	USD 50	50,469
8.75%, 06/15/31(c)	USD 65	67,275
Novelis Corp.
3.25%, 11/15/26(c)	USD 90	86,560
3.88%, 08/15/31(c)	USD 70	61,457
4.75%, 01/30/30(c)	USD 145	135,888
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(a)	EUR 100	103,549
NRG Energy Inc.
3.38%, 02/15/29(c)	USD 60	54,657
3.63%, 02/15/31(c)	USD 105	92,951
3.88%, 02/15/32(c)	USD 61	54,075
5.25%, 06/15/29(c)	USD 65	63,538
5.75%, 01/15/28	USD 80	80,077
5.75%, 07/15/29(c)	USD 95	93,828
6.00%, 02/01/33(c)	USD 25	24,850
6.25%, 11/01/34(c)	USD 20	19,972
NuStar Logistics LP
5.63%, 04/28/27	USD 70	69,464
6.00%, 06/01/26	USD 60	59,998
6.38%, 10/01/30	USD 60	60,427
OI European Group BV
4.75%, 02/15/30(c)	USD 40	36,270
6.25%, 05/15/28(a)	EUR 100	112,147
Olin Corp.
5.00%, 02/01/30	USD 50	47,691
5.13%, 09/15/27	USD 65	64,032
5.63%, 08/01/29(d)	USD 60	59,175
Olympus Water U.S. Holding Corp.
3.88%, 10/01/28(a)	EUR 100	104,758
4.25%, 10/01/28(c)	USD 75	70,312
7.25%, 06/15/31(c)	USD 75	76,720
9.75%, 11/15/28(c)	USD 175	185,460
OneMain Finance Corp.
3.50%, 01/15/27(d)	USD 75	71,455
3.88%, 09/15/28	USD 60	55,370
4.00%, 09/15/30	USD 100	88,112
5.38%, 11/15/29(d)	USD 95	91,081
6.63%, 01/15/28(d)	USD 75	76,249
6.63%, 05/15/29	USD 25	25,000
7.13%, 03/15/26	USD 185	189,532
7.13%, 11/15/31	USD 85	85,906
7.50%, 05/15/31	USD 65	66,448
7.88%, 03/15/30(d)	USD 70	72,800
9.00%, 01/15/29	USD 85	90,035
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28(c)	USD 200	189,631
5.13%, 04/30/31(c)	USD 200	182,250
2.88%, 04/30/28(a)	EUR 150	157,050
Security	Par (000)	Value
United States (continued)
6.75%, 05/15/34(c)	USD 50	$50,138
7.88%, 05/15/34(c)	USD 70	72,268
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(c)	USD 60	56,205
4.63%, 03/15/30(c)(d)	USD 50	46,461
5.00%, 08/15/27(c)(d)	USD 55	54,069
7.38%, 02/15/31(c)	USD 65	68,411
Owens & Minor Inc.
4.50%, 03/31/29(c)	USD 50	44,877
6.63%, 04/01/30(c)(d)	USD 50	47,613
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27(c)(d)	USD 60	59,695
7.25%, 05/15/31(c)(d)	USD 80	78,852
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/27(c)(d)	USD 100	95,586
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28(c)	USD 50	47,000
Panther Escrow Issuer LLC, 7.13%, 06/01/31(c)	USD 320	327,000
Paramount Global
6.25%, 02/28/57, (3-mo. LIBOR US + 3.899%)(b)	USD 80	71,336
6.38%, 03/30/62, (5-year CMT + 3.999%)(b)(d)	USD 95	87,908
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(c)	USD 70	66,584
5.88%, 10/01/28(c)	USD 75	74,084
7.00%, 02/01/30(c)	USD 75	76,681
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28	USD 70	67,988
7.88%, 09/15/30(c)	USD 50	49,875
PennyMac Financial Services Inc.
4.25%, 02/15/29(c)	USD 75	69,722
5.75%, 09/15/31(c)	USD 45	43,088
7.13%, 11/15/30(c)	USD 85	86,275
7.88%, 12/15/29(c)	USD 65	68,082
Performance Food Group Inc.
4.25%, 08/01/29(c)	USD 95	88,742
5.50%, 10/15/27(c)	USD 105	104,177
6.13%, 09/15/32(c)	USD 100	100,331
Permian Resources Operating LLC
5.88%, 07/01/29(c)	USD 70	68,936
6.25%, 02/01/33(c)	USD 95	94,261
7.00%, 01/15/32(c)	USD 120	122,400
8.00%, 04/15/27(c)	USD 50	51,313
9.88%, 07/15/31(c)	USD 45	49,680
Perrigo Finance Unlimited Co.
5.15%, 06/15/30	USD 85	80,458
5.38%, 09/30/32	EUR 100	110,891
6.13%, 09/30/32	USD 50	49,375
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28(c)	USD 100	95,082
7.75%, 02/15/29(c)	USD 125	121,236
PG&E Corp.
5.00%, 07/01/28	USD 85	81,834
5.25%, 07/01/30(d)	USD 105	102,090
7.38%, 03/15/55, (5-year CMT + 3.883%)(b)	USD 100	103,283

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Pike Corp.
5.50%, 09/01/28(c)	USD 50	$48,925
8.63%, 01/31/31(c)	USD 55	58,395
Pilgrim's Pride Corp.
3.50%, 03/01/32(d)	USD 100	87,491
4.25%, 04/15/31	USD 115	106,899
6.25%, 07/01/33	USD 100	103,637
6.88%, 05/15/34	USD 50	54,171
Post Holdings Inc.
4.50%, 09/15/31(c)	USD 100	91,081
4.63%, 04/15/30(c)	USD 155	144,838
5.50%, 12/15/29(c)	USD 130	126,860
5.63%, 01/15/28(c)	USD 39	39,331
6.25%, 02/15/32(c)	USD 100	101,082
6.25%, 10/15/34(c)	USD 15	14,828
6.38%, 03/01/33(c)	USD 125	123,552
PRA Group Inc.
8.38%, 02/01/28(c)(d)	USD 40	41,132
8.88%, 01/31/30(c)(d)	USD 40	41,442
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29(c)	USD 90	63,488
5.88%, 09/01/31(c)	USD 75	48,281
Prestige Brands Inc.
3.75%, 04/01/31(c)	USD 60	53,432
5.13%, 01/15/28(c)	USD 50	48,963
Prime Healthcare Services Inc., 9.38%, 09/01/29(c)	USD 145	147,342
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27(c)	USD 105	98,815
5.75%, 04/15/26(c)	USD 135	135,057
6.25%, 01/15/28(c)(d)	USD 130	129,863
PTC Inc., 4.00%, 02/15/28(c)	USD 25	23,824
QVC Inc., 6.88%, 04/15/29(c)(d)	USD 80	68,708
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26(c)	USD 90	77,802
6.50%, 09/15/28(c)	USD 90	61,633
Radiology Partners Inc.
7.78%, 01/31/29, (4.28% Cash and 3.50% PIK)(c)(d)(h)	USD 64	62,960
9.78%, 02/15/30, (9.78% PIK)(c)(h)	USD 66	62,119
Range Resources Corp.
4.75%, 02/15/30(c)(d)	USD 60	56,440
8.25%, 01/15/29	USD 55	56,689
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(c)	USD 45	44,920
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29(c)	USD 100	88,053
8.45%, 07/27/30(c)	USD 25	25,656
Reworld Holding Corp.
4.88%, 12/01/29(c)	USD 75	69,689
5.00%, 09/01/30	USD 50	45,908
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(c)	USD 70	66,910
4.75%, 10/15/27	USD 65	63,630
6.50%, 04/01/32(c)	USD 110	111,267
7.25%, 07/15/28(c)	USD 40	41,395
Rithm Capital Corp., 8.00%, 04/01/29(c)	USD 75	74,812
RLJ Lodging Trust LP
3.75%, 07/01/26(c)	USD 50	48,299
Security	Par (000)	Value
United States (continued)
4.00%, 09/15/29(c)	USD 40	$36,038
ROBLOX Corp., 3.88%, 05/01/30(c)	USD 100	90,500
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26(c)	USD 120	114,213
3.63%, 03/01/29(c)	USD 75	69,135
3.88%, 03/01/31(c)	USD 130	115,862
4.00%, 10/15/33(c)	USD 90	77,533
Rocket Software Inc.
6.50%, 02/15/29(c)	USD 55	50,961
9.00%, 11/28/28(c)	USD 75	78,176
Rockies Express Pipeline LLC, 4.95%, 07/15/29(c)	USD 45	42,124
RR Donnelley & Sons Co.
9.50%, 08/01/29(c)	USD 100	100,825
10.88%, 08/01/29(c)	USD 50	49,303
Ryan Specialty LLC, 5.88%, 08/01/32(c)	USD 50	49,787
Sabre GLBL Inc.
8.63%, 06/01/27(c)(d)	USD 100	96,351
11.25%, 12/15/27(c)(d)	USD 60	61,707
SBA Communications Corp.
3.13%, 02/01/29(d)	USD 140	127,400
3.88%, 02/15/27(d)	USD 170	164,562
SCIH Salt Holdings Inc.
4.88%, 05/01/28(c)	USD 125	119,687
6.63%, 05/01/29(c)(d)	USD 75	72,640
SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 07/15/28(a)	EUR 100	116,721
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31	USD 45	40,251
4.38%, 02/01/32(d)	USD 40	36,171
4.50%, 10/15/29	USD 45	42,427
Scripps Escrow II Inc., 3.88%, 01/15/29(c)(d)	USD 45	34,988
Scripps Escrow Inc., 5.88%, 07/15/27(c)	USD 60	52,821
Seagate HDD Cayman
4.09%, 06/01/29	USD 45	42,408
4.88%, 06/01/27	USD 60	59,173
8.25%, 12/15/29(d)	USD 55	59,126
8.50%, 07/15/31	USD 65	70,036
9.63%, 12/01/32(d)	USD 72	82,422
Sealed Air Corp.
4.00%, 12/01/27(c)	USD 48	45,948
5.00%, 04/15/29(c)	USD 35	33,805
6.50%, 07/15/32(c)(d)	USD 50	50,488
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28(c)	USD 70	70,766
7.25%, 02/15/31(c)	USD 50	51,777
Select Medical Corp., 6.25%, 08/15/26(c)	USD 115	115,284
Sensata Technologies BV
4.00%, 04/15/29(c)	USD 95	88,847
5.88%, 09/01/30(c)	USD 50	49,494
Sensata Technologies Inc.
3.75%, 02/15/31(c)(d)	USD 80	71,441
4.38%, 02/15/30(c)	USD 50	46,576
6.63%, 07/15/32(c)	USD 50	50,625
Service Corp. International/U.S.
3.38%, 08/15/30	USD 75	66,382
4.00%, 05/15/31	USD 80	72,092
4.63%, 12/15/27	USD 65	63,564
5.13%, 06/01/29(d)	USD 75	73,650
5.75%, 10/15/32	USD 75	73,924
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Service Properties Trust
3.95%, 01/15/28	USD 65	$55,738
4.38%, 02/15/30(d)	USD 35	26,348
4.75%, 10/01/26	USD 50	47,084
4.95%, 02/15/27	USD 45	41,881
4.95%, 10/01/29(d)	USD 35	27,913
5.50%, 12/15/27	USD 65	61,257
8.38%, 06/15/29	USD 70	68,237
8.63%, 11/15/31(c)(d)	USD 95	99,838
8.88%, 06/15/32(d)	USD 50	46,338
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 6.75%, 08/15/32(c)	USD 120	122,857
Silgan Holdings Inc., 4.13%, 02/01/28(d)	USD 60	57,225
Sinclair Television Group Inc.
4.13%, 12/01/30(c)(d)	USD 80	61,372
5.50%, 03/01/30(c)(d)	USD 65	44,725
Sirius XM Radio Inc.
3.13%, 09/01/26(c)	USD 90	86,296
3.88%, 09/01/31(c)(d)	USD 165	141,729
4.00%, 07/15/28(c)	USD 200	187,080
4.13%, 07/01/30(c)(d)	USD 155	138,725
5.00%, 08/01/27(c)	USD 165	161,517
5.50%, 07/01/29(c)	USD 130	126,217
Six Flags Entertainment Corp./DE
5.50%, 04/15/27(c)(d)	USD 40	39,750
7.25%, 05/15/31(c)(d)	USD 80	82,000
Six Flags Entertainment Corp./Six Flags Theme Parks Inc., 6.63%, 05/01/32(c)	USD 90	91,687
SM Energy Co.
6.50%, 07/15/28	USD 55	54,801
6.63%, 01/15/27	USD 60	59,956
6.75%, 08/01/29(c)	USD 80	79,416
7.00%, 08/01/32(c)(d)	USD 90	89,051
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(c)	USD 105	103,987
8.88%, 11/15/31(c)	USD 105	110,281
Sonic Automotive Inc.
4.63%, 11/15/29(c)(d)	USD 65	59,678
4.88%, 11/15/31(c)(d)	USD 52	46,744
Sotheby's, 7.38%, 10/15/27(c)	USD 75	73,381
Spirit AeroSystems Inc.
4.60%, 06/15/28	USD 85	81,065
9.38%, 11/30/29(c)	USD 90	97,099
9.75%, 11/15/30(c)	USD 115	127,765
SS&C Technologies Inc.
5.50%, 09/30/27(c)	USD 195	194,573
6.50%, 06/01/32(c)(d)	USD 95	96,710
Stagwell Global LLC, 5.63%, 08/15/29(c)	USD 110	104,637
Standard Industries Inc./New York
2.25%, 11/21/26(a)	EUR 100	104,864
3.38%, 01/15/31(c)	USD 120	104,205
4.38%, 07/15/30(c)	USD 160	147,076
4.75%, 01/15/28(c)	USD 110	106,078
5.00%, 02/15/27(c)	USD 80	78,300
6.50%, 08/15/32(c)	USD 50	50,233
Staples Inc.
10.75%, 09/01/29(c)	USD 250	241,875
12.75%, 01/15/30(c)	USD 97	76,588
Star Parent Inc., 9.00%, 10/01/30(c)(d)	USD 100	104,000
Starwood Property Trust Inc.
3.63%, 07/15/26(c)	USD 60	57,518
Security	Par (000)	Value
United States (continued)
4.38%, 01/15/27(c)(d)	USD 70	$67,443
7.25%, 04/01/29(c)	USD 40	41,108
Station Casinos LLC
4.50%, 02/15/28(c)(d)	USD 70	66,838
4.63%, 12/01/31(c)	USD 55	49,981
6.63%, 03/15/32(c)	USD 50	50,166
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(c)	USD 65	59,602
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29(c)	USD 70	69,373
7.25%, 01/15/31(c)(d)	USD 80	83,043
Sunoco LP
7.00%, 05/01/29(c)	USD 85	87,608
7.25%, 05/01/32(c)(d)	USD 70	72,870
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29	USD 75	71,246
4.50%, 04/30/30	USD 83	77,809
5.88%, 03/15/28	USD 50	49,769
6.00%, 04/15/27	USD 50	50,101
7.00%, 09/15/28(c)	USD 70	71,807
Synchrony Financial, 7.25%, 02/02/33	USD 85	87,135
Talen Energy Supply LLC, 8.63%, 06/01/30(c)	USD 110	118,690
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(c)	USD 70	67,179
6.00%, 03/01/27(c)	USD 40	39,660
6.00%, 12/31/30(c)	USD 65	60,964
6.00%, 09/01/31(c)	USD 55	50,898
7.38%, 02/15/29(c)	USD 95	95,227
Talos Production Inc.
9.00%, 02/01/29(c)	USD 60	61,743
9.38%, 02/01/31(c)	USD 70	72,022
Taylor Morrison Communities Inc.
5.13%, 08/01/30(c)(d)	USD 45	43,519
5.75%, 01/15/28(c)	USD 55	54,987
5.88%, 06/15/27(c)	USD 60	60,133
TEGNA Inc.
4.63%, 03/15/28(d)	USD 100	94,174
4.75%, 03/15/26(c)	USD 55	54,440
5.00%, 09/15/29(d)	USD 105	98,051
Teleflex Inc., 4.25%, 06/01/28(c)	USD 90	86,379
Tempur Sealy International Inc.
3.88%, 10/15/31(c)(d)	USD 125	108,710
4.00%, 04/15/29(c)(d)	USD 50	46,003
Tenet Healthcare Corp.
4.25%, 06/01/29	USD 160	151,549
4.38%, 01/15/30	USD 155	145,511
4.63%, 06/15/28	USD 60	57,992
5.13%, 11/01/27	USD 145	143,853
6.13%, 10/01/28(d)	USD 263	263,329
6.13%, 06/15/30	USD 210	211,214
6.25%, 02/01/27	USD 145	145,144
6.75%, 05/15/31	USD 155	158,326
Tenneco Inc., 8.00%, 11/17/28(c)(d)	USD 200	185,091
Terex Corp., 6.25%, 10/15/32(c)	USD 25	24,893
TerraForm Power Operating LLC
4.75%, 01/15/30(c)(d)	USD 60	55,985
5.00%, 01/31/28(c)	USD 85	83,087

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
TKC Holdings Inc.
6.88%, 05/15/28(c)	USD 35	$34,479
10.50%, 05/15/29(c)	USD 65	65,792
TransDigm Inc.
4.63%, 01/15/29	USD 125	118,617
4.88%, 05/01/29	USD 75	71,570
5.50%, 11/15/27	USD 270	267,336
6.00%, 01/15/33(c)	USD 145	143,731
6.38%, 03/01/29(c)	USD 285	289,420
6.63%, 03/01/32(c)	USD 230	234,089
6.75%, 08/15/28(c)	USD 220	224,950
6.88%, 12/15/30(c)	USD 150	153,750
7.13%, 12/01/31(c)	USD 120	124,050
Transocean Inc.
8.25%, 05/15/29(c)	USD 100	100,625
8.50%, 05/15/31(c)	USD 80	80,600
8.75%, 02/15/30(c)	USD 123	127,995
Transocean Titan Financing Ltd., 8.38%, 02/01/28(c)	USD 75	77,259
Travel & Leisure Co.
4.50%, 12/01/29(c)	USD 65	60,703
6.00%, 04/01/27	USD 50	50,480
6.63%, 07/31/26(c)	USD 60	60,424
Tronox Inc., 4.63%, 03/15/29(c)(d)	USD 130	117,796
Twilio Inc.
3.63%, 03/15/29	USD 65	59,820
3.88%, 03/15/31(d)	USD 50	45,125
U.S. Foods Inc.
4.63%, 06/01/30(c)(d)	USD 55	52,159
4.75%, 02/15/29(c)	USD 115	110,861
5.75%, 04/15/33(c)	USD 30	29,547
6.88%, 09/15/28(c)(d)	USD 45	46,318
7.25%, 01/15/32(c)(d)	USD 45	46,786
UGI International LLC, 2.50%, 12/01/29(a)	EUR 100	99,823
UKG Inc., 6.88%, 02/01/31(c)(d)	USD 250	256,016
United Airlines Inc.
4.38%, 04/15/26(c)	USD 200	196,572
4.63%, 04/15/29(c)	USD 197	188,511
United Rentals North America Inc.
3.75%, 01/15/32	USD 80	70,926
3.88%, 11/15/27	USD 75	72,167
3.88%, 02/15/31	USD 100	90,537
4.00%, 07/15/30	USD 70	64,609
4.88%, 01/15/28	USD 195	191,207
5.25%, 01/15/30(d)	USD 65	63,888
5.50%, 05/15/27	USD 47	46,911
6.13%, 03/15/34(c)	USD 135	135,885
United Wholesale Mortgage LLC
5.50%, 11/15/25(c)	USD 75	74,625
5.50%, 04/15/29(c)	USD 75	71,474
5.75%, 06/15/27(c)	USD 60	58,949
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30(c)(d)	USD 75	62,850
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC
4.75%, 04/15/28(c)(d)	USD 40	36,650
6.50%, 02/15/29(c)	USD 105	90,363
10.50%, 02/15/28(c)	USD 329	350,306
Univision Communications Inc.
4.50%, 05/01/29(c)(d)	USD 130	115,477
6.63%, 06/01/27(c)	USD 140	138,924
Security	Par (000)	Value
United States (continued)
7.38%, 06/30/30(c)(d)	USD 90	$86,312
8.00%, 08/15/28(c)	USD 135	137,114
8.50%, 07/31/31(c)	USD 115	113,023
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27	USD 80	80,234
7.13%, 03/15/29(c)(d)	USD 120	122,080
Valaris Ltd., 8.38%, 04/30/30(c)	USD 120	121,714
Vector Group Ltd., 10.50%, 11/01/26(c)	USD 55	54,964
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33(c)	USD 130	112,584
6.25%, 01/15/30(c)	USD 115	117,286
3.88%, 08/15/29(c)	USD 125	115,156
4.13%, 08/15/31(c)	USD 135	122,925
Venture Global LNG Inc.
7.00%, 01/15/30(c)	USD 155	155,969
8.13%, 06/01/28(c)	USD 230	238,548
8.38%, 06/01/31(c)	USD 240	249,300
9.50%, 02/01/29(c)	USD 315	348,532
9.88%, 02/01/32(c)(d)	USD 200	218,250
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(c)	USD 116	110,200
VF Corp.
0.25%, 02/25/28	EUR 100	94,471
0.63%, 02/25/32	EUR 100	79,782
2.80%, 04/23/27	USD 50	47,124
2.95%, 04/23/30(d)	USD 75	64,728
Viasat Inc.
6.50%, 07/15/28(c)(d)	USD 65	49,111
7.50%, 05/30/31(c)(d)	USD 70	45,896
ViaSat Inc., 5.63%, 04/15/27(c)	USD 60	56,039
Viking Cruises Ltd.
5.88%, 09/15/27(c)	USD 90	89,425
7.00%, 02/15/29(c)(d)	USD 50	50,480
9.13%, 07/15/31(c)	USD 75	81,000
Vistra Operations Co. LLC
4.38%, 05/01/29(c)	USD 135	128,225
5.00%, 07/31/27(c)	USD 140	137,992
5.50%, 09/01/26(c)	USD 100	99,494
5.63%, 02/15/27(c)	USD 120	119,700
6.88%, 04/15/32(c)	USD 115	118,881
7.75%, 10/15/31(c)	USD 145	153,156
Vital Energy Inc., 7.88%, 04/15/32(c)(d)	USD 90	86,434
VOC Escrow Ltd., 5.00%, 02/15/28(c)	USD 70	67,887
Walgreens Boots Alliance Inc.
2.13%, 11/20/26	EUR 100	102,558
3.20%, 04/15/30	USD 50	40,025
3.45%, 06/01/26	USD 150	144,150
8.13%, 08/15/29(d)	USD 75	74,325
Wand NewCo 3 Inc., 7.63%, 01/30/32(c)	USD 115	118,737
Weatherford International Ltd., 8.63%, 04/30/30(c)	USD 150	155,062
Wesco Aircraft Holdings Inc.
8.50%, 11/15/24(c)(e)(f)	USD 74	8,732
9.00%, 11/15/26(c)(d)(e)(f)	USD 89	38,137
WESCO Distribution Inc.
6.38%, 03/15/29(c)(d)	USD 100	101,970
6.63%, 03/15/32(c)(d)	USD 80	82,124
7.25%, 06/15/28(c)	USD 140	143,185
Western Digital Corp., 4.75%, 02/15/26	USD 235	232,859
Williams Scotsman Inc.
4.63%, 08/15/28(c)	USD 40	38,105
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
6.63%, 06/15/29(c)	USD 55	$55,756
7.38%, 10/01/31(c)(d)	USD 45	46,450
Windstream Services LLC/Windstream Escrow Finance Corp.
7.75%, 08/15/28(c)(d)	USD 150	150,850
8.25%, 10/01/31(c)	USD 15	15,190
WR Grace Holdings LLC
4.88%, 06/15/27(c)	USD 80	78,418
5.63%, 08/15/29(c)	USD 120	111,000
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(c)	USD 75	72,844
6.25%, 03/15/33(c)(d)	USD 70	69,658
7.13%, 02/15/31(c)(d)	USD 105	110,435
Xerox Holdings Corp.
5.50%, 08/15/28(c)	USD 75	61,631
8.88%, 11/30/29(c)	USD 65	56,476
XPO Inc.
7.13%, 06/01/31(c)(d)	USD 45	46,545
7.13%, 02/01/32(c)	USD 50	51,910
Yum! Brands Inc.
3.63%, 03/15/31	USD 120	108,639
4.63%, 01/31/32	USD 105	98,101
4.75%, 01/15/30(c)	USD 75	72,484
5.38%, 04/01/32	USD 95	92,436
Zayo Group Holdings Inc.
4.00%, 03/01/27(c)	USD 155	137,950
6.13%, 03/01/28(c)(d)	USD 110	94,333
		93,321,345
Total Corporate Bonds & Notes — 97.0% (Cost: $146,706,299)		143,643,136
	Shares
Common Stocks
United States — 0.0%
Office Properties Income Trust, NVS	149	237
Total Common Stocks — 0.0% (Cost: $0)		237
Total Long-Term Investments — 97.0% (Cost: $146,706,299)		143,643,373
Security	Shares	Value
Short-Term Securities
Money Market Funds — 13.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(j)(k)(l)	18,832,397	$18,845,580
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(j)(k)	1,160,000	1,160,000
Total Short-Term Securities — 13.5% (Cost: $19,992,041)		20,005,580
Total Investments — 110.5% (Cost: $166,698,340)		163,648,953
Liabilities in Excess of Other Assets — (10.5)%		(15,607,698)
Net Assets — 100.0%		$148,041,255

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Perpetual security with no stated maturity date.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® US & Intl High Yield Corp Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$15,490,082	$3,349,506 (a)	$—	$1,065	$4,927	$18,845,580	18,832,397	$84,011 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	710,000	450,000 (a)	—	—	—	1,160,000	1,160,000	47,391	—
				$1,065	$4,927	$20,005,580		$131,402	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$143,643,136	$—	$143,643,136
Common Stocks	—	237	—	237
Short-Term Securities
Money Market Funds	20,005,580	—	—	20,005,580
	$20,005,580	$143,643,373	$—	$163,648,953
See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities
October 31, 2024

	iShares International High Yield Bond ETF	iShares J.P. Morgan EM Corporate Bond ETF	iShares J.P. Morgan EM High Yield Bond ETF	iShares J.P. Morgan EM Local Currency Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$50,072,268	$436,149,601	$445,843,904	$353,477,537
Investments, at value—affiliated(c)	20,000	44,280,279	68,046,596	1,530,000
Cash	4,233	—	934	2,499,316
Foreign currency, at value(d)	524,793	7,461	2,475	3,553,331
Receivables:
Investments sold	946,076	3,744,440	2,979,815	3,056,562
Securities lending income—affiliated	—	17,596	31,231	—
Capital shares sold	—	796,561	399,913	207,720
Dividends—unaffiliated	—	—	—	2,531
Dividends—affiliated	14	15,556	17,847	7,190
Interest—unaffiliated	796,834	5,407,869	7,190,517	6,670,306
Total assets	52,364,218	490,419,363	524,513,232	371,004,493
LIABILITIES
Bank overdraft	—	392,818	—	—
Collateral on securities loaned, at value	—	39,111,467	62,117,915	—
Payables:
Investments purchased	1,147,898	6,295,036	4,536,472	4,431,608
Capital shares redeemed	—	—	—	3,916,511
Deferred foreign capital gain tax	—	—	—	91,111
Investment advisory fees	17,357	187,537	191,079	95,866
Total liabilities	1,165,255	45,986,858	66,845,466	8,535,096
Commitments and contingent liabilities
NET ASSETS	$51,198,963	$444,432,505	$457,667,766	$362,469,397
NET ASSETS CONSIST OF
Paid-in capital	$56,889,681	$491,033,344	$579,825,581	$471,195,825
Accumulated loss	(5,690,718)	(46,600,839)	(122,157,815)	(108,726,428)
NET ASSETS	$51,198,963	$444,432,505	$457,667,766	$362,469,397
NET ASSET VALUE
Shares outstanding	1,000,000	9,850,000	11,900,000	9,800,000
Net asset value	$51.20	$45.12	$38.46	$36.99
Shares authorized	500 million	500 million	500 million	500 million
Par value	$0.001	$0.001	$0.001	$0.001
(a) Investments, at cost—unaffiliated	$50,786,085	$448,412,093	$465,205,779	$371,551,133
(b) Securities loaned, at value	$—	$37,371,293	$59,463,969	$—
(c) Investments, at cost—affiliated	$20,000	$44,263,295	$68,013,569	$1,530,000
(d) Foreign currency, at cost	$526,977	$7,375	$2,450	$3,571,987
See notes to financial statements.

2024 iShares Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (continued)
October 31, 2024

iShares US & Intl High Yield Corp Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$143,643,373
Investments, at value—affiliated(c)	20,005,580
Cash	137,784
Foreign currency, at value(d)	364,642
Receivables:
Investments sold	1,990,177
Securities lending income—affiliated	7,540
Dividends—affiliated	4,036
Interest—unaffiliated	2,425,025
Total assets	168,578,157
LIABILITIES
Collateral on securities loaned, at value	18,841,877
Payables:
Investments purchased	1,551,068
Investment advisory fees	50,285
Due to custodian	93,672
Total liabilities	20,536,902
Commitments and contingent liabilities
NET ASSETS	$148,041,255
NET ASSETS CONSIST OF
Paid-in capital	$161,447,670
Accumulated loss	(13,406,415)
NET ASSETS	$148,041,255
NET ASSET VALUE
Shares outstanding	3,300,000
Net asset value	$44.86
Shares authorized	500 million
Par value	$0.001
(a) Investments, at cost—unaffiliated	$146,706,299
(b) Securities loaned, at value	$18,039,119
(c) Investments, at cost—affiliated	$19,992,041
(d) Foreign currency, at cost	$368,497
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Operations
Year Ended October 31, 2024

	iShares International High Yield Bond ETF	iShares J.P. Morgan EM Corporate Bond ETF	iShares J.P. Morgan EM High Yield Bond ETF	iShares J.P. Morgan EM Local Currency Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$3,617	$134,020	$136,134	$93,625
Interest—unaffiliated	2,651,096	23,286,562	27,774,034	29,541,943
Securities lending income—affiliated—net	—	163,921	266,581	—
Other income—unaffiliated	—	39,157	146,859	—
Foreign taxes withheld	—	—	—	(473,661)
Total investment income	2,654,713	23,623,660	28,323,608	29,161,907
EXPENSES
Investment advisory	196,972	2,113,528	1,902,829	1,283,298
Commitment costs	—	—	—	4,062
Interest expense	—	789	13	820
Total expenses	196,972	2,114,317	1,902,842	1,288,180
Net investment income	2,457,741	21,509,343	26,420,766	27,873,727
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated(a)	(699,109)	(2,388,188)	(11,948,865)	(37,286,535)
Investments—affiliated	—	594	5,415	—
Forward foreign currency exchange contracts	—	—	—	(2,376)
Foreign currency transactions	60,737	—	—	165,503
In-kind redemptions—unaffiliated(b)	—	(167,452)	154,108	(2,426,234)
	(638,372)	(2,555,046)	(11,789,342)	(39,549,642)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(c)	5,212,000	37,311,091	59,124,827	45,303,621
Investments—affiliated	—	4,051	12,904	—
Foreign currency translations	5,255	170	32	591,171
	5,217,255	37,315,312	59,137,763	45,894,792
Net realized and unrealized gain	4,578,883	34,760,266	47,348,421	6,345,150
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,036,624	$56,269,609	$73,769,187	$34,218,877
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$—	$—	$—	$(29,065)
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of increase in deferred foreign capital gain tax of	$—	$—	$—	$(79,813)
See notes to financial statements.

2024 iShares Annual Financial Statements and Additional Information

Statements of Operations (continued)
Year Ended October 31, 2024

iShares US & Intl High Yield Corp Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$47,391
Interest—unaffiliated	8,552,656
Securities lending income—affiliated—net	84,011
Other income—unaffiliated	29,671
Foreign taxes withheld	(1,217)
Total investment income	8,712,512
EXPENSES
Investment advisory	538,239
Litigation fees	4,165
Total expenses	542,404
Net investment income	8,170,108
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(445,832)
Investments—affiliated	1,065
Foreign currency transactions	35,329
In-kind redemptions—unaffiliated(a)	(223,752)
(633,190)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	12,212,562
Investments—affiliated	4,927
Foreign currency translations	3,353
12,220,842
Net realized and unrealized gain	11,587,652
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,757,760
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations

Statements of Changes in Net Assets

	iShares International High Yield Bond ETF		iShares J.P. Morgan EM Corporate Bond ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/24	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$2,457,741	$2,149,647	$21,509,343	$17,719,698
Net realized loss	(638,372)	(1,780,469)	(2,555,046)	(9,730,848)
Net change in unrealized appreciation (depreciation)	5,217,255	4,743,027	37,315,312	13,005,619
Net increase in net assets resulting from operations	7,036,624	5,112,205	56,269,609	20,994,469
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,678,258)	(215,619)	(21,697,293)	(17,634,770)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	—	9,148,256	(4,974,797)	125,577,014
NET ASSETS
Total increase in net assets	5,358,366	14,044,842	29,597,519	128,936,713
Beginning of year	45,840,597	31,795,755	414,834,986	285,898,273
End of year	$51,198,963	$45,840,597	$444,432,505	$414,834,986

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2024 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares J.P. Morgan EM High Yield Bond ETF		iShares J.P. Morgan EM Local Currency Bond ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/24	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$26,420,766	$22,632,495	$27,873,727	$32,398,070
Net realized loss	(11,789,342)	(12,951,790)	(39,549,642)	(42,150,960)
Net change in unrealized appreciation (depreciation)	59,137,763	23,985,296	45,894,792	35,916,278
Net increase in net assets resulting from operations	73,769,187	33,666,001	34,218,877	26,163,388
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(25,337,988)	(23,258,290)	(6,390,267)	(3,783,011)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	102,784,153	4,748,155	(136,659,360)	102,394,288
NET ASSETS
Total increase (decrease) in net assets	151,215,352	15,155,866	(108,830,750)	124,774,665
Beginning of year	306,452,414	291,296,548	471,300,147	346,525,482
End of year	$457,667,766	$306,452,414	$362,469,397	$471,300,147

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets(continued)

	iShares US & Intl High Yield Corp Bond ETF
	Year Ended 10/31/24	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$8,170,108	$7,624,237
Net realized loss	(633,190)	(3,815,859)
Net change in unrealized appreciation (depreciation)	12,220,842	3,535,439
Net increase in net assets resulting from operations	19,757,760	7,343,817
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(7,906,875)	(7,108,819)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	13,473,414	22,404,887
NET ASSETS
Total increase in net assets	25,324,299	22,639,885
Beginning of year	122,716,956	100,077,071
End of year	$148,041,255	$122,716,956

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2024 iShares Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares International High Yield Bond ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of year	$45.84	$39.74	$54.74	$51.94	$51.05
Net investment income(a)	2.46	2.07	1.38	1.44	1.42
Net realized and unrealized gain (loss)(b)	4.58	4.30	(14.76)	2.18	0.09
Net increase (decrease) from investment operations	7.04	6.37	(13.38)	3.62	1.51
Distributions(c)
From net investment income	(1.68)	(0.27)	(1.56)	(0.82)	(0.62)
Return of capital	—	—	(0.06)	—	—
Total distributions	(1.68)	(0.27)	(1.62)	(0.82)	(0.62)
Net asset value, end of year	$51.20	$45.84	$39.74	$54.74	$51.94
Total Return(d)
Based on net asset value	15.56%	16.06%	(25.15)%	6.90%	3.00%
Ratios to Average Net Assets(e)
Total expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	4.99%	4.54%	2.92%	2.56%	2.85%
Supplemental Data
Net assets, end of year (000)	$51,199	$45,841	$31,796	$71,161	$46,750
Portfolio turnover rate(f)	46%	33%	23%	33%	46%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares J.P. Morgan EM Corporate Bond ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of year	$41.48	$40.27	$51.32	$51.13	$51.29
Net investment income(a)	2.25	2.04	1.68	1.75	2.06
Net realized and unrealized gain (loss)(b)	3.66	1.21	(10.93)	0.23	(0.13)
Net increase (decrease) from investment operations	5.91	3.25	(9.25)	1.98	1.93
Distributions from net investment income(c)	(2.27)	(2.04)	(1.80)	(1.79)	(2.09)
Net asset value, end of year	$45.12	$41.48	$40.27	$51.32	$51.13
Total Return(d)
Based on net asset value	14.50%	8.06%	(18.42)%	3.88%	3.94%
Ratios to Average Net Assets(e)
Total expenses	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	5.09%	4.76%	3.62%	3.36%	4.08%
Supplemental Data
Net assets, end of year (000)	$444,433	$414,835	$285,898	$518,363	$214,731
Portfolio turnover rate(f)	30%	25%	18%	16%	25%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2024 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares J.P. Morgan EM High Yield Bond ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of year	$33.49	$32.19	$43.61	$43.06	$46.63
Net investment income(a)	2.56	2.41	2.34	2.43	2.52
Net realized and unrealized gain (loss)(b)	4.89	1.37	(11.36)	0.68	(3.54)
Net increase (decrease) from investment operations	7.45	3.78	(9.02)	3.11	(1.02)
Distributions from net investment income(c)	(2.48)	(2.48)	(2.40)	(2.56)	(2.55)
Net asset value, end of year	$38.46	$33.49	$32.19	$43.61	$43.06
Total Return(d)
Based on net asset value	22.87%	11.82%	(21.35)%	7.16%	(2.08)%
Ratios to Average Net Assets(e)
Total expenses	0.50%	0.50%	0.50%	0.50%	0.50%
Total expenses after fees waived	0.50%	0.50%	0.50%	0.49%	0.48%
Net investment income	6.94%	6.97%	6.13%	5.40%	5.75%
Supplemental Data
Net assets, end of year (000)	$457,668	$306,452	$291,297	$475,355	$303,584
Portfolio turnover rate(f)	22%	20%	16%	23%	65%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares J.P. Morgan EM Local Currency Bond ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of year	$34.65	$32.09	$41.73	$41.68	$45.43
Net investment income(a)	2.37	2.25	1.95	2.06	2.29
Net realized and unrealized gain (loss)(b)	0.46	0.61	(10.06)	(2.01)	(4.11)
Net increase (decrease) from investment operations	2.83	2.86	(8.11)	0.05	(1.82)
Distributions from net investment income(c)	(0.49)	(0.30)	(1.53)	—	(1.93)
Net asset value, end of year	$36.99	$34.65	$32.09	$41.73	$41.68
Total Return(d)
Based on net asset value	8.18%	8.92%	(20.04)%	0.12%	(4.20)%
Ratios to Average Net Assets(e)
Total expenses	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	6.52%	6.31%	5.37%	4.72%	5.46%
Supplemental Data
Net assets, end of year (000)	$362,469	$471,300	$346,525	$517,427	$500,100
Portfolio turnover rate(f)	31%	45%	47%	29%	43%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2024 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares US & Intl High Yield Corp Bond ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of year	$40.91	$40.03	$49.61	$47.80	$48.97
Net investment income(a)	2.66	2.47	2.02	2.09	2.21
Net realized and unrealized gain (loss)(b)	3.88	0.71	(9.53)	1.99	(1.27)
Net increase (decrease) from investment operations	6.54	3.18	(7.51)	4.08	0.94
Distributions from net investment income(c)	(2.59)	(2.30)	(2.07)	(2.27)	(2.11)
Net asset value, end of year	$44.86	$40.91	$40.03	$49.61	$47.80
Total Return(d)
Based on net asset value	16.38%	7.93%	(15.46)%	8.56%	2.04%
Ratios to Average Net Assets(e)
Total expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	6.07%	5.91%	4.48%	4.16%	4.65%
Supplemental Data
Net assets, end of year (000)	$148,041	$122,717	$100,077	$193,464	$176,851
Portfolio turnover rate(f)	27%	19%	16%	31%	33%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Notes to Financial Statements
1. ORGANIZATION
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
International High Yield Bond	Diversified
J.P. Morgan EM Corporate Bond	Diversified
J.P. Morgan EM High Yield Bond	Diversified
J.P. Morgan EM Local Currency Bond	Non-diversified
US & Intl High Yield Corp Bond	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates.  Distributions are determined on a tax basis and may differ from net investment income, net realized capital gains and/or return of capital for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
The portion of distributions that exceeds each Fund's current and accumulated earnings and profits will constitute a non-taxable return of capital. Distributions in excess of each Fund's minimum distribution requirements, but not in excess of the Fund's earnings and profits, will be taxable to the Fund's shareholders and will not constitute

2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
non-taxable returns of capital. Return of capital distributions will reduce a shareholder's cost basis and will result in higher capital gains or lower capital losses when each Fund's shares on which distributions were received are sold.  Once a shareholder's cost basis is reduced to zero, further distributions will be treated as capital gains.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies
Notes to Financial Statements

Notes to Financial Statements  (continued)
or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
J.P. Morgan EM Corporate Bond
Barclays Bank PLC	$10,609,453	$(10,609,453)	$—	$—
Barclays Capital, Inc.	527,013	(527,013)	—	—
BNP Paribas SA	3,228,101	(3,228,101)	—	—
BofA Securities, Inc.	4,433,146	(4,433,146)	—	—
Citigroup Global Markets, Inc.	2,642,337	(2,642,337)	—	—
Deutsche Bank Securities, Inc.	274,714	(274,714)	—	—
HSBC Securities (USA), Inc.	1,984,644	(1,984,644)	—	—
J.P. Morgan Securities LLC	2,902,052	(2,902,052)	—	—
Jefferies LLC	1,204,728	(1,204,728)	—	—
Morgan Stanley	3,897,922	(3,897,922)	—	—
Nomura Securities International, Inc.	1,839,860	(1,839,860)	—	—
Pershing LLC	407,154	(407,154)	—	—
UBS Securities LLC	608,834	(579,674)	—	29,160(b)
Wells Fargo Securities LLC	2,811,335	(2,811,335)	—	—
	$37,371,293	$(37,342,133)	$—	$29,160

2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
J.P. Morgan EM High Yield Bond
Barclays Bank PLC	$6,650,708	$(6,650,708)	$—	$—
Barclays Capital, Inc.	681,449	(681,449)	—	—
BNP Paribas SA	11,498,497	(11,498,497)	—	—
BofA Securities, Inc.	6,737,688	(6,737,688)	—	—
Citigroup Global Markets, Inc.	1,917,326	(1,917,326)	—	—
Goldman Sachs & Co. LLC	2,277,890	(2,277,890)	—	—
HSBC Securities (USA), Inc.	192,876	(192,876)	—	—
J.P. Morgan Securities LLC	16,654,233	(16,654,233)	—	—
Jefferies LLC	3,260,815	(3,260,815)	—	—
Morgan Stanley	4,176,651	(4,176,651)	—	—
Nomura Securities International, Inc.	2,903,489	(2,903,489)	—	—
Pershing LLC	1,424,459	(1,424,459)	—	—
Scotia Capital (USA), Inc.	1,033,332	(1,033,332)	—	—
UBS AG	2,047	(2,047)	—	—
UBS Securities LLC	51,519	(51,519)	—	—
Wells Fargo Securities LLC	990	(990)	—	—
	$59,463,969	$(59,463,969)	$—	$—
US & Intl High Yield Corp Bond
Barclays Bank PLC	$1,932,649	$(1,932,649)	$—	$—
Barclays Capital, Inc.	346,797	(346,797)	—	—
BMO Capital Markets Corp.	193,102	(193,102)	—	—
BNP Paribas SA	2,307,823	(2,307,823)	—	—
BofA Securities, Inc.	444,616	(444,616)	—	—
Citadel Clearing LLC	118,148	(118,148)	—	—
Citigroup Global Markets, Inc.	162,393	(162,393)	—	—
Deutsche Bank Securities, Inc.	1,635,083	(1,635,083)	—	—
Goldman Sachs & Co. LLC	2,011,337	(2,011,337)	—	—
HSBC Securities (USA) Inc.	95,056	(95,056)	—	—
J.P. Morgan Securities LLC	3,023,315	(3,023,315)	—	—
Jefferies LLC	453,262	(453,262)	—	—
Morgan Stanley	1,138,931	(1,138,931)	—	—
Nomura Securities International, Inc.	51,394	(51,394)	—	—
Pershing LLC	31,206	(31,206)	—	—
RBC Capital Markets LLC	1,489,787	(1,489,787)	—	—
Scotia Capital (USA), Inc.	510,655	(510,655)	—	—
State Street Bank & Trust Co.	1,368,737	(1,368,737)	—	—
TD Securities (USA) LLC	333,945	(333,945)	—	—
Toronto-Dominion Bank	148,708	(148,708)	—	—
UBS AG	20,700	(20,700)	—	—
UBS Securities LLC	101,319	(101,319)	—	—
Wells Fargo Securities LLC	120,156	(120,156)	—	—
	$18,039,119	$(18,039,119)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of October 31, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA.
The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).
Notes to Financial Statements

Notes to Financial Statements  (continued)
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
International High Yield Bond	0.40%
J.P. Morgan EM Corporate Bond	0.50
J.P. Morgan EM High Yield Bond	0.50
J.P. Morgan EM Local Currency Bond	0.30
US & Intl High Yield Corp Bond	0.40
Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of BFA, under which BFA pays BIL for services it provides to the iShares International High Yield Bond ETF, iShares J.P. Morgan EM Corporate Bond ETF, iShares J.P. Morgan EM High Yield Bond ETF, iShares J.P. Morgan EM Local Currency Bond ETF and iShares US & Intl High Yield Corp Bond ETF. BFA has entered into a separate sub-advisory agreement with BlackRock (Singapore) Limited (“BRS”, together with BlackRock International Limited, the “Sub-Advisers”), both affiliates of BFA, under which BFA pays BRS for services it provides to the iShares J.P. Morgan EM Local Currency Bond ETF.
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to January 08, 2024 (date of conversion for iShares J.P. Morgan EM Corporate Bond ETF and iShares J.P. Morgan EM High Yield Bond ETF), ETF Services were performed by State Street Bank and Trust Company.
Prior to January 26, 2024 (date of conversion for iShares International High Yield Bond ETF, iShares J.P. Morgan EM Local Currency Bond ETF and iShares US & Intl High Yield Corp Bond ETF), ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended October 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
J.P. Morgan EM Corporate Bond	$44,545
J.P. Morgan EM High Yield Bond	76,053
US & Intl High Yield Corp Bond	24,777

2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the year ended October 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
International High Yield Bond	$23,029,646	$22,335,916
J.P. Morgan EM Corporate Bond	123,256,890	125,019,537
J.P. Morgan EM High Yield Bond	81,292,614	83,920,889
J.P. Morgan EM Local Currency Bond	130,130,942	172,559,438
US & Intl High Yield Corp Bond	35,131,574	35,704,553
For the year ended October 31, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
J.P. Morgan EM Corporate Bond	$38,568,826	$43,597,928
J.P. Morgan EM High Yield Bond	105,321,061	5,188,806
J.P. Morgan EM Local Currency Bond	3,430,539	74,638,761
US & Intl High Yield Corp Bond	20,903,557	8,282,513
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of October 31, 2024, permanent differences attributable to net operating loss, distributions paid in excess of taxable income and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
J.P. Morgan EM Corporate Bond	$(230,811)	$230,811
J.P. Morgan EM High Yield Bond	156,135	(156,135)
J.P. Morgan EM Local Currency Bond	(15,051,151)	15,051,151
US & Intl High Yield Corp Bond	(220,997)	220,997
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 10/31/24	Year Ended 10/31/23
International High Yield Bond
Ordinary income	$1,678,258	$215,619
J.P. Morgan EM Corporate Bond
Ordinary income	$21,697,293	$17,634,770
J.P. Morgan EM High Yield Bond
Ordinary income	$25,337,988	$23,258,290
Notes to Financial Statements

Notes to Financial Statements  (continued)
iShares ETF	Year Ended 10/31/24	Year Ended 10/31/23
J.P. Morgan EM Local Currency Bond
Ordinary income	$6,390,267	$3,783,011
US & Intl High Yield Corp Bond
Ordinary income	$7,906,875	$7,108,819
As of October 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
International High Yield Bond	$1,740,199	$(6,640,366)	$(790,551)	$(5,690,718)
J.P. Morgan EM Corporate Bond	1,944,628	(34,202,062)	(14,343,405)	(46,600,839)
J.P. Morgan EM High Yield Bond	3,192,818	(103,551,727)	(21,798,906)	(122,157,815)
J.P. Morgan EM Local Currency Bond	—	(83,807,038)	(24,919,390)	(108,726,428)
US & Intl High Yield Corp Bond	842,533	(10,942,990)	(3,305,958)	(13,406,415)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities, the classification of investments, the accrual of income on securities in default and the realization for tax purposes of unrealized gains(losses) on hyperinflationary currencies.

As of October 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
International High Yield Bond	$50,874,862	$1,595,473	$(2,378,067)	$(782,594)
J.P. Morgan EM Corporate Bond	494,773,372	5,522,914	(19,866,406)	(14,343,492)
J.P. Morgan EM High Yield Bond	535,689,432	8,327,053	(30,125,985)	(21,798,932)
J.P. Morgan EM Local Currency Bond	379,692,526	7,922,082	(32,607,071)	(24,684,989)
US & Intl High Yield Corp Bond	166,946,538	2,761,168	(6,058,753)	(3,297,585)
8. LINE OF CREDIT
The iShares J.P. Morgan EM Local Currency Bond ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 15, 2025. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the year ended October 31, 2024, the Fund did not borrow under the Syndicated Credit Agreement.
9. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk:  Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Notes to Financial Statements

Notes to Financial Statements  (continued)
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates.  The Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 10/31/24		Year Ended 10/31/23
iShares ETF	Shares	Amount	Shares	Amount
International High Yield Bond
Shares sold	—	$—	400,000	$18,331,323
Shares redeemed	—	—	(200,000)	(9,183,067)
	—	$—	200,000	$9,148,256
J.P. Morgan EM Corporate Bond
Shares sold	900,000	$40,365,040	3,700,000	$159,296,527
Shares redeemed	(1,050,000)	(45,339,837)	(800,000)	(33,719,513)
	(150,000)	$(4,974,797)	2,900,000	$125,577,014
J.P. Morgan EM High Yield Bond
Shares sold	2,900,000	$108,295,192	750,000	$26,852,043
Shares redeemed	(150,000)	(5,511,039)	(650,000)	(22,103,888)
	2,750,000	$102,784,153	100,000	$4,748,155

2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
	Year Ended 10/31/24		Year Ended 10/31/23
iShares ETF	Shares	Amount	Shares	Amount
J.P. Morgan EM Local Currency Bond
Shares sold	600,000	$22,293,694	6,800,000	$242,603,715
Shares redeemed	(4,400,000)	(158,953,054)	(4,000,000)	(140,209,427)
	(3,800,000)	$(136,659,360)	2,800,000	$102,394,288
US & Intl High Yield Corp Bond
Shares sold	500,000	$21,939,956	1,600,000	$68,162,901
Shares redeemed	(200,000)	(8,466,542)	(1,100,000)	(45,758,014)
	300,000	$13,473,414	500,000	$22,404,887
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Report of Independent Registered Public Accounting Firm
To the Board of Directors of
iShares, Inc. and Shareholders of each of the five funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (five of the funds constituting iShares, Inc., hereafter collectively referred to as the "Funds") as of October 31, 2024, the related statements of operations  for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
iShares International High Yield Bond ETF
iShares J.P. Morgan EM Corporate Bond ETF
iShares J.P. Morgan EM High Yield Bond ETF
iShares J.P. Morgan EM Local Currency Bond ETF
iShares US & Intl High Yield Corp Bond ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.

2024 iShares Annual Financial Statements and Additional Information

Important Tax Information (unaudited)
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended October 31, 2024:
iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
International High Yield Bond	$2,472,357	$ —
J.P. Morgan EM Corporate Bond	21,998,634	—
J.P. Morgan EM High Yield Bond	26,893,635	—
J.P. Morgan EM Local Currency Bond	29,544,248	545,419
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2024:
iShares ETF	Federal Obligation Interest
International High Yield Bond	$541
J.P. Morgan EM Corporate Bond	19,209
J.P. Morgan EM High Yield Bond	19,987
J.P. Morgan EM Local Currency Bond	24,455
US & Intl High Yield Corp Bond	7,051
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2024:
iShares ETF	Interest Dividends
International High Yield Bond	$2,138,427
J.P. Morgan EM Corporate Bond	20,036,332
J.P. Morgan EM High Yield Bond	24,816,543
J.P. Morgan EM Local Currency Bond	17,986,009
US & Intl High Yield Corp Bond	8,122,929
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2024:
iShares ETF	Interest-Related Dividends
International High Yield Bond	$197,228
J.P. Morgan EM Corporate Bond	1,478,835
J.P. Morgan EM High Yield Bond	720,969
J.P. Morgan EM Local Currency Bond	126,933
US & Intl High Yield Corp Bond	5,229,022
Important Tax Information

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”). However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares J.P. Morgan EM High Yield Bond ETF and iShares J.P. Morgan EM Local Currency Bond ETF (the “Funds”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Funds, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives.  Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities.  No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock's independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock's independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year. BlackRock bases its proportionality approach on a combination of factors that it is entitled to take into account based on relevant guidelines.
Remuneration information at an individual Fund level is not readily available.  Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Funds; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Funds is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company.  Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2023 was USD 5.43m.  This figure is comprised of fixed remuneration of USD 0.74m and variable remuneration of USD 4.68m. There was a total of 8 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2023, to its senior management was USD 3.66m, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company or its funds was USD 1.77m.

2024 iShares Annual Financial Statements and Additional Information

Additional Information (continued)
Disclosures Under the EU Sustainable Finance Disclosure Regulation
The iShares J.P. Morgan EM High Yield Bond ETF  and iShares J.P. Morgan EM Local Currency Bond ETF (the "Funds") are registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
Each Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition,  Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information

Board Review and Approval of Investment Advisory Contract
iShares International High Yield Bond ETF, iShares J.P. Morgan EM Corporate Bond ETF, iShares J.P. Morgan EM High Yield Bond ETF, iShares US & Intl High Yield Corp Bond ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company's Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”), and the Sub-Advisory Agreement between BFA and BlackRock International Limited, (together the “Advisory Agreements”), on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreements.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel.  Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreements for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreements for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA and BlackRock International Limited; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreements are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.  The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board further noted that BFA pays BlackRock International Limited for sub-advisory services, and that there are no additional fees imposed on the Fund in respect of the services provided under the Sub-Advisory Agreement(s).
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA and BlackRock International Limited under the Advisory Agreements for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the

2024 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
background and experience of the persons responsible for the day-to-day management of the Fund, including those of the Sub-Advisor(s), as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding investment performance, investment and risk management processes and strategies for BFA and BlackRock International Limited, which were provided at the May 6, 2024 meeting and throughout the year and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreements supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates:  The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreements and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase.  However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences.  In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates.  The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including the actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to
Board Review and Approval of Investment Advisory Contract

Board Review and Approval of Investment Advisory Contract (continued)
the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund.  The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreements for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreements for the coming year.
iShares J.P. Morgan EM Local Currency Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company's Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”), and the Sub-Advisory Agreement between BFA and BlackRock International Limited & BlackRock (Singapore) Limited, (together the “Advisory Agreements”), on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreements.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel.  Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreements for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreements for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA and BlackRock International Limited & BlackRock (Singapore) Limited; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreements are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.  The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.  The Board further noted that BFA pays BlackRock International Limited & BlackRock (Singapore) Limited for sub-advisory services, and that there are no additional fees imposed on the Fund in respect of the services provided under the Sub-Advisory Agreement(s).
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

2024 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA and BlackRock International Limited & BlackRock (Singapore) Limited under the Advisory Agreements for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, including those of the Sub-Advisor(s), as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding investment performance, investment and risk management processes and strategies for BFA and BlackRock International Limited & BlackRock (Singapore) Limited, which were provided at the May 6, 2024 meeting and throughout the year and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreements supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreements and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase.  However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences.  In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates.  The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that
Board Review and Approval of Investment Advisory Contract

Board Review and Approval of Investment Advisory Contract (continued)
BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including the actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund.  The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreements for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreements for the coming year.

2024 iShares Annual Financial Statements and Additional Information

Glossary of Terms Used in this Report

Currency Abbreviation
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
RSD	Serbian Dinar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Portfolio Abbreviation
CAB	Capital Appreciation Bonds
CJSC	Closed Joint Stock Company
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
NVS	Non-Voting Shares
PIK	Payment-in-kind
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
ST	Special Tax
Glossary of Terms Used in this Report

2024 iShares Annual Financial Statements and Additional Information

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by JPMorgan Chase & Co. or Markit Indices Limited, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares, Inc.

Date: December 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares, Inc.

Date: December 20, 2024

By:	/s/ Trent Walker
Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares, Inc.

Date: December 20, 2024